UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Stable Income Portfolio and Wells Fargo Disciplined Large Cap Portfolio.

Date of reporting period: August 31, 2018

ITEM 1.	INVESTMENTS

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 97.72%
Consumer Discretionary: 10.80%
Hotels, Restaurants & Leisure: 2.17%
Carnival Corporation	161,680	$9,941,703

Household Durables: 1.79%
Whirlpool Corporation	65,671	8,207,562

Media: 2.42%
Omnicom Group Incorporated	160,584	11,131,683

Textiles, Apparel & Luxury Goods: 4.42%
Gildan Activewear Incorporated	455,400	13,411,530
HanesBrands Incorporated «	393,800	6,907,252
		20,318,782

Consumer Staples: 3.85%
Beverages: 1.10%
Diageo plc ADR	36,300	5,060,583

Personal Products: 0.90%
Unilever NV ADR	71,974	4,137,066

Tobacco: 1.85%
Philip Morris International	108,705	8,467,032

Energy: 5.02%
Energy Equipment & Services: 1.27%
Schlumberger Limited	92,646	5,851,521

Oil, Gas & Consumable Fuels: 3.75%
Exxon Mobil Corporation	135,768	10,884,521
World Fuel Services Corporation	225,171	6,311,543
		17,196,064

Financials: 26.70%
Banks: 4.65%
JPMorgan Chase & Company	111,900	12,821,502
PNC Financial Services Group Incorporated	59,505	8,541,348
		21,362,850

Capital Markets: 8.26%
Brookfield Asset Management Incorporated Class A	271,802	11,624,972
Intercontinental Exchange Incorporated	171,700	13,088,691
State Street Corporation	152,000	13,210,320
		37,923,983

Consumer Finance: 1.86%
Synchrony Financial	270,300	8,560,401

Diversified Financial Services: 2.41%
Berkshire Hathaway Incorporated Class B †	53,100	11,083,032

Insurance: 9.52%
Arch Capital Group Limited †	150,900	4,613,013
Chubb Limited	85,200	11,522,448
FNF Group	297,724	11,938,732
RenaissanceRe Holdings Limited	58,455	7,772,177
The Progressive Corporation	116,388	7,859,682
		43,706,052

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value
Health Care: 13.33%
Health Care Equipment & Supplies: 3.41%
Abbott Laboratories	109,236	$7,301,334
Becton Dickinson & Company	31,908	8,355,748
		15,657,082

Health Care Providers & Services: 4.21%
Cardinal Health Incorporated	113,518	5,924,504
Laboratory Corporation of America Holdings †	42,800	7,398,836
UnitedHealth Group Incorporated	22,406	6,015,115
		19,338,455

Pharmaceuticals: 5.71%
Allergan plc	77,600	14,876,696
Johnson & Johnson	84,320	11,357,061
		26,233,757

Industrials: 16.35%
Air Freight & Logistics: 2.63%
United Parcel Service Incorporated Class B	98,346	12,084,756

Building Products: 2.54%
Johnson Controls International plc	308,300	11,644,491

Electrical Equipment: 3.80%
AMETEK Incorporated	95,028	7,313,355
Eaton Corporation plc	122,235	10,162,618
		17,475,973

Machinery: 4.23%
Colfax Corporation †	297,200	10,378,224
Snap-on Incorporated	51,100	9,033,458
		19,411,682

Trading Companies & Distributors: 3.15%
AerCap Holdings NV †	253,600	14,447,592

Information Technology: 10.90%
Electronic Equipment, Instruments & Components: 4.38%
Arrow Electronics Incorporated †	177,000	13,722,810
TE Connectivity Limited	70,000	6,417,600
		20,140,410

IT Services: 3.96%
Alliance Data Systems Corporation	33,041	7,882,922
Amdocs Limited	157,745	10,297,594
		18,180,516

Semiconductors & Semiconductor Equipment: 2.56%
Analog Devices Incorporated	49,296	4,872,910
Applied Materials Incorporated	159,700	6,870,294
		11,743,204

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name			Shares	Value
Materials: 5.98%
Chemicals: 0.96%
Axalta Coating Systems Limited †			144,842	$4,417,681

Containers & Packaging: 5.02%
Ball Corporation			246,500	10,323,420
Crown Holdings Incorporated †			297,083	12,718,123
				23,041,543

Real Estate: 1.68%
Real Estate Management & Development: 1.68%
CBRE Group Incorporated Class A †			158,487	7,735,750

Telecommunication Services: 3.11%
Diversified Telecommunication Services: 3.11%
Verizon Communications Incorporated			262,600	14,277,561

Total Common Stocks (Cost $355,503,868)				448,778,767

		Yield
Short-Term Investments: 3.54%
Investment Companies: 3.54%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07%	6,735,881	6,736,555
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87	9,489,009	9,489,009
Total Short-Term Investments (Cost $16,225,515)				16,225,564

Total investments in securities (Cost $371,729,383)	101.26%			465,004,331
Other assets and liabilities, net	(1.26)			(5,763,801)

Total net assets	100.00%			$459,240,530

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	10,765,440	29,617,761	33,647,320	6,735,881	$6,736,555
Wells Fargo Government Money Market Fund Select Class	11,494,258	27,920,897	29,926,146	9,489,009	9,489,009

					$16,225,564	3.54%

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$49,599,730	$0	$0	$49,599,730
Consumer staples	17,664,681	0	0	17,664,681
Energy	23,047,585	0	0	23,047,585
Financials	122,636,318	0	0	122,636,318
Health care	61,229,294	0	0	61,229,294
Industrials	75,064,494	0	0	75,064,494
Information technology	50,064,130	0	0	50,064,130
Materials	27,459,224	0	0	27,459,224
Real estate	7,735,750	0	0	7,735,750
Telecommunications services	14,277,561	0	0	14,277,561
Short-term investments
Investment companies	9,489,009	0	0	9,489,009
Investments measured at net asset value*				6,736,555

Total assets	$458,267,776	$0	$0	$465,004,331

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $6,736,555 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 99.01%
Consumer Discretionary: 12.33%
Auto Components: 0.59%
BorgWarner Incorporated	12,023	$526,247
Gentex Corporation	60,379	1,411,661
Lear Corporation	4,231	686,268
		2,624,176

Automobiles: 0.62%
Ford Motor Company	183,055	1,735,361
Thor Industries Incorporated	10,635	1,015,004
		2,750,365

Hotels, Restaurants & Leisure: 0.96%
Carnival Corporation	30,369	1,867,390
Hilton Worldwide Holdings Incorporated	10,647	826,420
Las Vegas Sands Corporation	8,729	571,051
McDonald’s Corporation	3,111	504,698
Yum China Holdings Incorporated	11,775	455,457
		4,225,016

Household Durables: 0.12%
NVR Incorporated †	203	541,695

Internet & Direct Marketing Retail: 3.01%
Amazon.com Incorporated †	5,712	11,496,600
Booking Holdings Incorporated †	404	788,426
Netflix Incorporated †	2,868	1,054,506
		13,339,532

Media: 2.68%
Comcast Corporation Class A	113,146	4,185,271
John Wiley & Sons Incorporated Class A	12,648	816,428
Sirius XM Holdings Incorporated	209,320	1,486,172
The Walt Disney Company	32,086	3,594,274
Twenty-First Century Fox Incorporated Class A	20,445	928,203
Viacom Incorporated Class B	30,202	884,315
		11,894,663

Multiline Retail: 0.58%
Kohl’s Corporation	13,804	1,092,034
Macy’s Incorporated	40,749	1,489,376
		2,581,410

Specialty Retail: 3.59%
Best Buy Company Incorporated	26,148	2,080,335
Burlington Stores Incorporated †	2,816	473,595
Dick’s Sporting Goods Incorporated	38,148	1,428,261
Foot Locker Incorporated	17,564	865,905
Lowe’s Companies Incorporated	24,061	2,616,634
Ross Stores Incorporated	5,029	481,678
The Gap Incorporated	32,963	1,000,427
The Home Depot Incorporated	26,171	5,254,352
The Michaels Companies Incorporated †	20,512	348,499
The TJX Companies Incorporated	12,269	1,349,222
		15,898,908

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name	Shares	Value
Textiles, Apparel & Luxury Goods: 0.18%
Ralph Lauren Corporation	6,080	$807,485

Consumer Staples: 5.78%
Beverages: 1.10%
PepsiCo Incorporated	14,642	1,640,050
The Coca-Cola Company	72,407	3,227,180
		4,867,230

Food & Staples Retailing: 1.57%
Costco Wholesale Corporation	2,008	468,125
Sprouts Farmers Market Incorporated †	24,101	637,953
The Kroger Company	71,008	2,236,752
US Foods Holding Corporation †	44,383	1,446,442
Wal-Mart Stores Incorporated	17,925	1,718,291
Walgreens Boots Alliance Incorporated	6,442	441,664
		6,949,227

Food Products: 1.11%
Archer Daniels Midland Company	13,016	656,006
Ingredion Incorporated	4,437	448,448
Kellogg Company	9,896	710,434
Pilgrim’s Pride Corporation †	71,581	1,323,533
Tyson Foods Incorporated Class A	28,191	1,770,677
		4,909,098

Household Products: 1.40%
Colgate-Palmolive Company	25,062	1,664,367
The Procter & Gamble Company	55,137	4,573,614
		6,237,981

Personal Products: 0.14%
The Estee Lauder Companies Incorporated Class A	4,456	624,375

Tobacco: 0.46%
Altria Group Incorporated	14,825	867,559
Philip Morris International Incorporated	15,024	1,170,219
		2,037,778

Energy: 5.69%
Energy Equipment & Services: 0.82%
Halliburton Company	15,338	611,833
Schlumberger Limited	48,236	3,046,586
		3,658,419

Oil, Gas & Consumable Fuels: 4.87%
Chevron Corporation	43,667	5,172,793
ConocoPhillips	17,152	1,259,471
Exxon Mobil Corporation	87,766	7,036,200
Kinder Morgan Incorporated	107,347	1,900,042
Marathon Petroleum Corporation	5,440	447,658
Newfield Exploration Company †	15,427	420,849
Occidental Petroleum Corporation	13,531	1,080,721
ONEOK Incorporated	25,773	1,698,698
Valero Energy Corporation	21,846	2,575,206
		21,591,638

2

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Financials: 13.16%
Banks: 5.07%
Bank of America Corporation	197,024	$6,093,952
BankUnited Incorporated	22,967	890,890
BB&T Corporation	15,935	823,202
Citigroup Incorporated	60,861	4,335,738
Citizens Financial Group Incorporated	19,605	806,942
Fifth Third Bancorp	27,486	808,913
First Hawaiian Incorporated	15,123	438,416
JPMorgan Chase & Company	55,634	6,374,544
Popular Incorporated	19,147	963,860
Umpqua Holdings Corporation	24,428	522,759
Wintrust Financial Corporation	4,885	432,567
		22,491,783

Capital Markets: 1.26%
Affiliated Managers Group Incorporated	3,164	462,229
Bank of New York Mellon Corporation	22,450	1,170,768
Eaton Vance Corporation	10,341	545,281
Evercore Partners Incorporated Class A	7,591	805,785
Legg Mason Incorporated	24,738	771,826
LPL Financial Holdings Incorporated	7,032	465,800
Northern Trust Corporation	3,930	422,318
S&P Global Incorporated	4,580	948,289
		5,592,296

Consumer Finance: 1.05%
American Express Company	16,215	1,718,466
Capital One Financial Corporation	12,112	1,200,178
Synchrony Financial	55,108	1,745,270
		4,663,914

Diversified Financial Services: 1.48%
Berkshire Hathaway Incorporated Class B †	31,506	6,575,932

Insurance: 4.20%
AFLAC Incorporated	49,079	2,269,413
Brown & Brown Incorporated	16,613	506,364
CNA Financial Corporation	19,684	883,812
Everest Reinsurance Group Limited	7,937	1,770,110
FNF Group	22,853	916,405
Lincoln National Corporation	13,689	897,725
MetLife Incorporated	48,832	2,240,900
Old Republic International Corporation	28,367	629,180
Prudential Financial Incorporated	12,846	1,262,120
Reinsurance Group of America Incorporated	5,186	740,820
The Allstate Corporation	12,453	1,252,398
The Hartford Financial Services Group Incorporated	18,786	946,251
The Progressive Corporation	27,578	1,862,342
The Travelers Companies Incorporated	8,602	1,132,023
Torchmark Corporation	9,576	841,922
Unum Group	12,065	444,957
		18,596,742

Thrifts & Mortgage Finance: 0.10%
New York Community Bancorp Incorporated	41,292	444,715

Health Care: 15.04%
Biotechnology: 2.57%
AbbVie Incorporated	41,549	3,987,873
Amgen Incorporated	14,269	2,851,089
Celgene Corporation †	7,301	689,579

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name	Shares	Value
Biotechnology (continued)
Exelixis Incorporated †	20,226	$380,047
Gilead Sciences Incorporated	40,251	3,048,208
United Therapeutics Corporation †	3,484	428,497
		11,385,293

Health Care Equipment & Supplies: 2.74%
Abbott Laboratories	43,090	2,880,136
ABIOMED Incorporated †	4,336	1,762,931
Baxter International Incorporated	29,862	2,220,837
Boston Scientific Corporation †	15,724	559,145
Danaher Corporation	4,334	448,742
ICU Medical Incorporated †	5,403	1,653,318
Medtronic plc	27,331	2,634,982
		12,160,091

Health Care Providers & Services: 4.35%
Aetna Incorporated	10,912	2,185,346
AmerisourceBergen Corporation	10,049	904,109
Anthem Incorporated	8,246	2,182,964
Cardinal Health Incorporated	13,887	724,763
Cigna Corporation	3,005	565,962
CVS Health Corporation	28,585	2,150,735
Express Scripts Holding Company †	19,223	1,692,008
Humana Incorporated	7,018	2,338,819
McKesson Corporation	6,839	880,521
UnitedHealth Group Incorporated	21,098	5,663,969
		19,289,196

Health Care Technology: 0.19%
Veeva Systems Incorporated Class A †	8,132	848,656

Life Sciences Tools & Services: 0.21%
Agilent Technologies Incorporated	6,846	462,379
Bio-Rad Laboratories Incorporated Class A †	1,426	463,878
		926,257

Pharmaceuticals: 4.98%
Allergan plc	8,079	1,548,825
Bristol-Myers Squibb Company	27,637	1,673,420
Eli Lilly & Company	17,888	1,889,867
Johnson & Johnson	55,267	7,443,912
Merck & Company Incorporated	68,331	4,686,823
Pfizer Incorporated	116,429	4,834,132
		22,076,979

Industrials: 9.46%
Aerospace & Defense: 2.11%
Lockheed Martin Corporation	3,922	1,256,648
Raytheon Company	8,416	1,678,487
The Boeing Company	12,339	4,229,686
United Technologies Corporation	16,507	2,173,972
		9,338,793

Air Freight & Logistics: 1.03%
C.H. Robinson Worldwide Incorporated	9,842	945,619
Expeditors International of Washington Incorporated	5,974	437,775
FedEx Corporation	5,110	1,246,585
United Parcel Service Incorporated Class B	15,890	1,952,563
		4,582,542

4

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Airlines: 0.70%
Delta Air Lines Incorporated	25,542	$1,493,696
United Continental Holdings Incorporated †	18,423	1,610,539
		3,104,235

Commercial Services & Supplies: 0.16%
Waste Management Incorporated	7,751	704,566

Construction & Engineering: 0.52%
AECOM Technology Corporation †	22,568	759,188
Fluor Corporation	12,486	716,821
Quanta Services Incorporated †	24,627	851,848
		2,327,857

Electrical Equipment: 0.55%
Eaton Corporation plc	20,304	1,688,075
Regal-Beloit Corporation	9,012	754,304
		2,442,379

Industrial Conglomerates: 0.65%
3M Company	2,013	424,582
Honeywell International Incorporated	15,354	2,442,207
		2,866,789

Machinery: 1.05%
Allison Transmission Holdings Incorporated	20,739	1,029,899
Caterpillar Incorporated	3,314	460,149
Cummins Incorporated	5,080	720,344
Oshkosh Corporation	22,940	1,611,764
Terex Corporation	21,601	837,039
		4,659,195

Professional Services: 0.54%
Dun & Bradstreet Corporation	6,566	938,413
Manpower Incorporated	4,652	436,032
Robert Half International Incorporated	13,223	1,033,774
		2,408,219

Road & Rail: 1.49%
Landstar System Incorporated	12,971	1,502,042
Old Dominion Freight Line Incorporated	13,050	1,988,820
Ryder System Incorporated	10,940	840,630
Schneider National Incorporated Class B	50,795	1,374,005
Union Pacific Corporation	5,930	893,177
		6,598,674

Trading Companies & Distributors: 0.66%
Fastenal Company	7,656	446,804
HD Supply Holdings Incorporated †	33,170	1,512,220
MSC Industrial Direct Company Class A	5,538	473,388
W.W. Grainger Incorporated	1,415	501,009
		2,933,421

Information Technology: 26.89%
Communications Equipment: 1.79%
Arista Networks Incorporated †	3,843	1,148,980
ARRIS International plc †	34,190	885,863
Cisco Systems Incorporated	113,658	5,429,443
Palo Alto Networks Incorporated †	2,174	502,520
		7,966,806

5

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components: 0.33%
Arrow Electronics Incorporated †	5,692	$441,301
CDW Corporation of Delaware	11,518	1,008,516
		1,449,817

Internet Software & Services: 5.11%
Alphabet Incorporated Class A †	5,488	6,760,118
Alphabet Incorporated Class C †	5,503	6,703,700
Facebook Incorporated Class A †	45,009	7,909,432
IAC Corporation †	4,112	810,886
Okta Incorporated †	7,844	484,995
		22,669,131

IT Services: 4.42%
Accenture plc Class A	11,555	1,953,604
Alliance Data Systems Corporation	3,812	909,467
Amdocs Limited	11,268	735,575
Booz Allen Hamilton Holding Corporation	9,286	475,072
Conduent Incorporated †	23,405	542,528
DXC Technology Company	9,154	833,838
FleetCor Technologies Incorporated †	2,003	428,121
International Business Machines Corporation	15,909	2,330,350
Leidos Holdings Incorporated	6,234	441,180
MasterCard Incorporated Class A	18,491	3,985,920
Paychex Incorporated	7,604	556,993
Total System Services Incorporated	4,643	451,021
Visa Incorporated Class A	40,488	5,947,282
		19,590,951

Semiconductors & Semiconductor Equipment: 3.87%
Analog Devices Incorporated	4,461	440,970
Applied Materials Incorporated	26,830	1,154,227
Broadcom Incorporated	10,360	2,269,151
Intel Corporation	104,852	5,077,982
Lam Research Corporation	9,403	1,627,565
Micron Technology Incorporated †	46,421	2,438,031
NVIDIA Corporation	4,638	1,301,794
Texas Instruments Incorporated	25,471	2,862,940
		17,172,660

Software: 5.83%
Adobe Systems Incorporated †	1,892	498,561
CA Incorporated	23,726	1,039,199
Cadence Design Systems Incorporated †	19,517	918,080
Intuit Incorporated	8,792	1,929,580
Microsoft Corporation	138,193	15,523,220
Oracle Corporation	53,762	2,611,758
Proofpoint Incorporated †	3,689	437,700
RealPage Incorporated †	7,689	479,794
Synopsys Incorporated †	4,766	486,799
Tyler Technologies Incorporated †	1,860	459,327
VMware Incorporated Class A †	9,544	1,462,713
		25,846,731

Technology Hardware, Storage & Peripherals: 5.54%
Apple Incorporated	88,817	20,217,414
HP Incorporated	84,525	2,083,541
NetApp Incorporated	11,666	1,012,725
Western Digital Corporation	19,716	1,246,840
		24,560,520

6

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Materials: 3.04%
Chemicals: 1.57%
Air Products & Chemicals Incorporated	5,251	$873,189
DowDuPont Incorporated	21,795	1,528,483
Eastman Chemical Company	5,526	536,188
Huntsman Corporation	55,024	1,677,682
LyondellBasell Industries NV Class A	15,968	1,800,871
The Chemours Company	12,696	553,546
		6,969,959

Containers & Packaging: 0.47%
Avery Dennison Corporation	8,018	843,333
Packaging Corporation of America	4,185	460,015
Sonoco Products Company	13,756	770,886
		2,074,234

Metals & Mining: 1.00%
Freeport-McMoRan Incorporated	108,088	1,518,636
Newmont Mining Corporation	32,466	1,007,420
Reliance Steel & Aluminum Company	6,780	595,894
Steel Dynamics Incorporated	21,538	984,933
United States Steel Corporation	11,853	351,797
		4,458,680

Real Estate: 3.86%
Equity REITs: 3.37%
American Tower Corporation	18,244	2,720,545
Crown Castle International Corporation	22,187	2,529,984
Equinix Incorporated	4,508	1,966,074
Hospitality Properties Trust	28,817	835,405
Kimco Realty Corporation	49,722	850,743
Prologis Incorporated	13,188	885,970
SBA Communications Corporation †	6,555	1,017,533
Simon Property Group Incorporated	13,736	2,514,100
Weyerhaeuser Company	46,687	1,620,506
		14,940,860

Real Estate Management & Development: 0.49%
Brookfield Property Partners LP	14,959	298,881
CBRE Group Incorporated Class A †	38,253	1,867,129
		2,166,010

Telecommunication Services: 1.72%
Diversified Telecommunication Services: 1.72%
AT&T Incorporated	142,947	4,565,727
Verizon Communications Incorporated	56,225	3,056,953
		7,622,680

7

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name			Shares	Value
Utilities: 2.04%
Electric Utilities: 0.84%
Exelon Corporation			54,069	$2,363,356
The Southern Company			30,794	1,348,161
				3,711,517

Gas Utilities: 0.43%
UGI Corporation			34,940	1,888,507

Multi-Utilities: 0.77%
Ameren Corporation			6,942	438,943
CenterPoint Energy Incorporated			30,731	854,014
DTE Energy Company			3,930	436,775
MDU Resources Group Incorporated			30,558	852,263
Public Service Enterprise Group Incorporated			16,147	845,295
				3,427,290

Total Common Stocks (Cost $426,082,879)				439,073,873

		Yield
Short-Term Investments: 0.31%
Investment Companies: 0.31%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87%	1,359,500	1,359,500

Total Short-Term Investments (Cost $1,359,500)				1,359,500

Total investments in securities (Cost $427,442,379)	99.32%			440,433,373
Other assets and liabilities, net	0.68			3,030,343

Total net assets	100.00%			$443,463,716

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

8

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	6,192,937	4,833,437	1,359,500	$1,359,500	0.31%

Wells Fargo Disciplined Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$54,663,250	$0	$0	$54,663,250
Consumer staples	25,625,689	0	0	25,625,689
Energy	25,250,057	0	0	25,250,057
Financials	58,365,382	0	0	58,365,382

Health care	66,686,472	0	0	66,686,472
Industrials	41,966,670	0	0	41,966,670
Information technology	119,256,616	0	0	119,256,616
Materials	13,502,873	0	0	13,502,873
Real estate	17,106,870	0	0	17,106,870
Telecommunication services	7,622,680	0	0	7,622,680
Utilities	9,027,314	0	0	9,027,314
Short-term investments
Investment companies	1,359,500	0	0	1,359,500

Total assets	$440,433,373	$0	$0	$440,433,373

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 99.23%
Consumer Discretionary: 14.98%
Auto Components: 0.68%
Aptiv plc	2,909	$256,021
Lear Corporation	14,598	2,367,794
		2,623,815

Automobiles: 0.49%
General Motors Company	52,699	1,899,799

Hotels, Restaurants & Leisure: 1.48%
Carnival Corporation	7,120	437,809
Domino’s Pizza Incorporated	2,635	786,706
Marriott International Incorporated Class A	6,700	847,349
Norwegian Cruise Line Holdings Limited †	28,241	1,514,000
Royal Caribbean Cruises Limited	17,659	2,164,640
		5,750,504

Internet & Direct Marketing Retail: 6.17%
Amazon.com Incorporated †	10,596	21,326,675
Netflix Incorporated †	6,991	2,570,451
		23,897,126

Media: 0.32%
Live Nation Incorporated †	24,990	1,241,503

Multiline Retail: 2.20%
Dollar Tree Incorporated †	35,537	2,861,084
Macy’s Incorporated	70,858	2,589,860
Target Corporation	34,983	3,061,013
		8,511,957

Specialty Retail: 3.64%
Burlington Stores Incorporated †	11,610	1,952,570
O’Reilly Automotive Incorporated †	2,720	912,342
The Home Depot Incorporated	39,058	7,841,675
The TJX Companies Incorporated	21,779	2,395,037
ULTA Beauty Incorporated †	3,844	999,440
		14,101,064

Consumer Staples: 4.38%
Beverages: 1.31%
Constellation Brands Incorporated Class A	10,241	2,132,176
The Coca-Cola Company	65,767	2,931,235
		5,063,411

Food & Staples Retailing: 2.53%
Costco Wholesale Corporation	21,961	5,119,768
Sysco Corporation	32,192	2,408,605
Wal-Mart Stores Incorporated	23,687	2,270,636
		9,799,009

Personal Products: 0.54%
The Estee Lauder Companies Incorporated Class A	15,070	2,111,608

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Energy: 2.39%
Oil, Gas & Consumable Fuels: 2.39%
Chevron Corporation	15,732	$1,863,613
Concho Resources Incorporated †	20,562	2,820,078
Exxon Mobil Corporation	19,635	1,574,138
Valero Energy Corporation	25,285	2,980,596
		9,238,425

Financials: 7.86%
Banks: 1.96%
Bank of America Corporation	80,418	2,487,329
Citizens Financial Group Incorporated	50,782	2,090,187
JPMorgan Chase & Company	26,286	3,011,850
		7,589,366

Capital Markets: 4.56%
CME Group Incorporated	19,429	3,394,829
E*TRADE Financial Corporation †	10,900	641,574
Evercore Partners Incorporated Class A	21,375	2,268,956
MarketAxess Holdings Incorporated	7,677	1,457,248
Northern Trust Corporation	21,310	2,289,973
Raymond James Financial Incorporated	29,421	2,737,330
TD Ameritrade Holding Corporation	7,866	460,712
The Charles Schwab Corporation	86,553	4,396,027
		17,646,649

Insurance: 1.34%
Prudential Financial Incorporated	18,804	1,847,493
The Progressive Corporation	49,810	3,363,669
		5,211,162

Health Care: 12.93%
Biotechnology: 3.42%
AbbVie Incorporated	19,494	1,871,034
Agios Pharmaceuticals Incorporated †	6,061	489,244
Alexion Pharmaceuticals Incorporated †	7,461	912,033
Amgen Incorporated	10,214	2,040,859
BioMarin Pharmaceutical Incorporated †	6,479	647,770
Neurocrine Biosciences Incorporated †	11,189	1,375,688
Sage Therapeutics Incorporated †	3,748	615,646
Sarepta Therapeutics Incorporated †	4,715	650,859
Vertex Pharmaceuticals Incorporated †	25,173	4,641,901
		13,245,034

Health Care Equipment & Supplies: 3.54%
Abbott Laboratories	66,459	4,442,120
Baxter International Incorporated	45,839	3,409,046
Boston Scientific Corporation †	105,447	3,749,695
Edwards Lifesciences Corporation †	2,358	340,118
Intuitive Surgical Incorporated †	1,413	791,280
Stryker Corporation	5,793	981,508
		13,713,767

Health Care Providers & Services: 2.46%
Centene Corporation †	26,453	3,874,836
Encompass Health Corporation	30,773	2,510,769
UnitedHealth Group Incorporated	11,632	3,122,727
		9,508,332

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Health Care Technology: 0.28%
Veeva Systems Incorporated Class A †	10,417	$1,087,118

Life Sciences Tools & Services: 1.52%
Agilent Technologies Incorporated	66,066	4,462,097
PRA Health Sciences Incorporated †	13,611	1,437,322
		5,899,419

Pharmaceuticals: 1.71%
Johnson & Johnson	15,187	2,045,537
Zoetis Incorporated	50,489	4,574,303
		6,619,840

Industrials: 12.35%
Aerospace & Defense: 1.94%
HEICO Corporation	10,365	939,898
Northrop Grumman Corporation	6,898	2,058,984
The Boeing Company	13,139	4,503,918
		7,502,800

Air Freight & Logistics: 1.62%
Expeditors International of Washington Incorporated	31,073	2,277,029
FedEx Corporation	5,078	1,238,778
XPO Logistics Incorporated †	25,806	2,748,339
		6,264,146

Airlines: 0.77%
Southwest Airlines Company	49,020	3,004,926

Commercial Services & Supplies: 1.66%
KAR Auction Services Incorporated	38,544	2,416,323
Waste Connections Incorporated	50,495	4,008,798
		6,425,121

Construction & Engineering: 0.51%
EMCOR Group Incorporated	24,697	1,978,230

Electrical Equipment: 0.17%
Rockwell Automation Incorporated	3,765	681,314

Industrial Conglomerates: 0.83%
3M Company	3,972	837,774
Honeywell International Incorporated	8,531	1,356,941
Roper Industries Incorporated	3,382	1,009,087
		3,203,802

Machinery: 1.14%
Cummins Incorporated	12,620	1,789,516
Fortive Corporation	31,166	2,617,321
		4,406,837

Professional Services: 0.61%
CoStar Group Incorporated †	3,838	1,697,010
TransUnion	9,124	687,037
		2,384,047

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Road & Rail: 2.46%
CSX Corporation	23,908	$1,773,017
Norfolk Southern Corporation	21,906	3,808,139
Union Pacific Corporation	26,118	3,933,893
		9,515,049

Trading Companies & Distributors: 0.64%
Applied Industrial Technologies Incorporated	31,979	2,463,982

Information Technology: 39.73%
Communications Equipment: 0.61%
Cisco Systems Incorporated	49,306	2,355,348

Electronic Equipment, Instruments & Components: 1.60%
Jabil Circuit Incorporated	68,855	2,035,354
TE Connectivity Limited	13,692	1,255,283
Zebra Technologies Corporation Class A †	16,874	2,897,941
		6,188,578

Internet Software & Services: 8.25%
Alibaba Group Holding Limited ADR †	6,106	1,068,611
Alphabet Incorporated Class A †	10,440	12,859,992
Alphabet Incorporated Class C †	6,063	7,385,886
Facebook Incorporated Class A †	47,161	8,287,603
Match Group Incorporated †«	13,240	662,662
MercadoLibre Incorporated	949	324,947
Shopify Incorporated Class A †«	9,167	1,335,357
		31,925,058

IT Services: 8.15%
Euronet Worldwide Incorporated †	932	91,150
Global Payments Incorporated	7,682	957,024
MasterCard Incorporated Class A	41,188	8,878,485
PayPal Holdings Incorporated †	76,708	7,082,450
Square Incorporated Class A †	39,282	3,481,956
Visa Incorporated Class A	67,882	9,971,187
Worldpay Incorporated Class A †	11,340	1,104,403
		31,566,655

Semiconductors & Semiconductor Equipment: 6.85%
Intel Corporation	44,690	2,164,337
Microchip Technology Incorporated «	91,832	7,900,307
Monolithic Power Systems Incorporated	5,025	753,097
NVIDIA Corporation	27,107	7,608,393
ON Semiconductor Corporation †	98,117	2,093,817
Texas Instruments Incorporated	53,475	6,010,590
		26,530,541

Software: 10.60%
Activision Blizzard Incorporated	35,229	2,540,011
Adobe Systems Incorporated †	15,765	4,154,235
Electronic Arts Incorporated †	8,963	1,016,494
Microsoft Corporation	144,910	16,277,741
Pivotal Software Incorporated Class A †	26,451	734,015
Proofpoint Incorporated †	8,867	1,052,070
RealPage Incorporated †	15,430	962,832
Salesforce.com Incorporated †	29,375	4,484,975
ServiceNow Incorporated †	13,270	2,605,697
Splunk Incorporated †	7,879	1,009,694
Take-Two Interactive Software Incorporated †	9,158	1,223,142
Ultimate Software Group Incorporated †	5,252	1,626,387
VMware Incorporated Class A †	22,026	3,375,704
		41,062,997

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals: 3.67%
Apple Incorporated	35,891	$8,169,868
HP Incorporated	99,626	2,455,781
NetApp Incorporated	41,370	3,591,330
		14,216,979

Materials: 2.81%
Chemicals: 2.17%
Air Products & Chemicals Incorporated	7,688	1,278,438
Huntsman Corporation	71,728	2,186,987
Praxair Incorporated	31,297	4,950,872
		8,416,297

Containers & Packaging: 0.64%
Avery Dennison Corporation	23,446	2,466,050

Real Estate: 1.33%
Equity REITs: 1.11%
American Tower Corporation	14,562	2,171,485
Prologis Incorporated	31,528	2,118,051
		4,289,536

Real Estate Management & Development: 0.22%
CBRE Group Incorporated Class A †	17,430	850,758

Utilities: 0.47%
Multi-Utilities: 0.47%
CenterPoint Energy Incorporated	65,904	1,831,472
Total Common Stocks (Cost $320,905,832)		384,289,431

		Yield
Short-Term Investments: 3.00%
Investment Companies: 3.00%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07%	9,657,672	9,658,638
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87	1,961,428	1,961,428
Total Short-Term Investments (Cost $11,620,066)				11,620,066

Total investments in securities (Cost $332,525,898)	102.23%			395,909,497
Other assets and liabilities, net	(2.23)			(8,646,437)

Total net assets	100.00%			$387,263,060

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	2,198,826	20,687,717	13,228,871	9,657,672	$9,658,638
Wells Fargo Government Money Market Fund Select Class	417,874	34,786,960	33,243,406	1,961,428	1,961,428

					$11,620,066	3.00%

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Portfolio”). The Securities Lending Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$58,025,768	$0	$0	$58,025,768
Consumer staples	16,974,028	0	0	16,974,028
Energy	9,238,425	0	0	9,238,425
Financials	30,447,177	0	0	30,447,177
Health care	50,073,510	0	0	50,073,510
Industrials	47,830,254	0	0	47,830,254
Information technology	153,846,156	0	0	153,846,156
Materials	10,882,347	0	0	10,882,347
Real estate	5,140,294	0	0	5,140,294
Utilities	1,831,472	0	0	1,831,472
Short-term investments
Investment companies	1,961,428	0	0	1,961,428
Investments measured at net asset value*				9,658,638

Total assets	$386,250,859	$0	$0	$395,909,497

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $9,658,638 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 95.64%
Consumer Discretionary: 12.08%
Auto Components: 1.12%
Cooper-Standard Holdings Incorporated †	83,360	$11,539,525

Diversified Consumer Services: 2.53%
Chegg Incorporated †	486,614	15,756,561
Grand Canyon Education Incorporated †	86,360	10,288,930
		26,045,491

Hotels, Restaurants & Leisure: 3.29%
Golden Entertainment Incorporated †	175,160	5,081,388
Planet Fitness Incorporated Class A †	276,860	14,222,298
Playa Hotels & Resorts NV †	536,680	5,543,904
Wingstop Incorporated	134,618	9,012,675
		33,860,265

Leisure Products: 0.51%
MCBC Holdings Incorporated †	190,716	5,258,040

Media: 0.88%
Nexstar Media Group Incorporated Class A	110,000	9,020,000

Multiline Retail: 1.64%
Ollie’s Bargain Outlet Holdings Incorporated †	193,960	16,893,916

Specialty Retail: 2.11%
Five Below Incorporated †	56,097	6,533,618
Lithia Motors Incorporated Class A «	117,980	10,193,472
National Vision Holdings Incorporated †	112,066	4,958,921
		21,686,011

Energy: 1.53%
Energy Equipment & Services: 0.64%
Cactus Incorporated Class A †	110,429	3,774,463
FTS International Incorporated †	252,133	2,781,027
		6,555,490

Oil, Gas & Consumable Fuels: 0.89%
Matador Resources Company †	171,736	5,622,637
PDC Energy Incorporated †	67,790	3,571,855
		9,194,492

Financials: 4.50%
Capital Markets: 1.20%
Stifel Financial Corporation	219,900	12,285,813

Insurance: 2.53%
Kinsale Capital Group Incorporated	325,084	19,755,355
Trupanion Incorporated «†	164,800	6,293,712
		26,049,067

Thrifts & Mortgage Finance: 0.77%
LendingTree Incorporated †	31,332	7,937,962

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Health Care: 26.58%
Biotechnology: 7.06%
Audentes Therapeutics Incorporated †	221,042	$8,045,929
Heron Therapeutics Incorporated †	152,190	5,866,925
Ligand Pharmaceuticals Incorporated †	117,301	30,461,897
Repligen Corporation †	401,040	22,009,075
Translate Bio Incorporated †	148,790	1,578,662
Vanda Pharmaceuticals Incorporated †	240,300	4,643,798
		72,606,286

Health Care Equipment & Supplies: 10.28%
Axogen Incorporated †	437,777	19,196,521
Glaukos Corporation «†	89,339	6,108,107
Inogen Incorporated †	83,550	22,133,231
iRhythm Technologies Incorporated †	167,962	15,635,583
Merit Medical Systems Incorporated †	226,900	13,353,065
Neogen Corporation †	52,200	4,877,568
Neuronetics Incorporated †	188,118	6,217,300
Nevro Corporation †	93,645	6,313,546
NxStage Medical Incorporated †	200,540	5,683,304
Tactile Systems Technology Class I †	92,273	6,244,114
		105,762,339

Health Care Providers & Services: 2.96%
Amedisys Incorporated †	64,800	8,100,648
HealthEquity Incorporated †	237,412	22,366,585
		30,467,233

Health Care Technology: 3.60%
Tabula Rasa Healthcare Incorporated †	87,600	7,679,892
Teladoc Incorporated «†	242,679	18,819,756
Vocera Communications Incorporated †	317,000	10,511,720
		37,011,368

Life Sciences Tools & Services: 1.11%
Codexis Incorporated †	667,238	11,476,494

Pharmaceuticals: 1.57%
Dova Pharmaceuticals Incorporated «†	115,559	2,940,977
Kala Pharmaceuticals Incorporated †	215,447	2,910,689
Optinose Incorporated «†	159,787	2,376,033
Supernus Pharmaceuticals Incorporated †	178,500	7,907,550
		16,135,249

Industrials: 15.16%
Aerospace & Defense: 1.39%
Mercury Computer Systems Incorporated †	262,045	14,284,073

Airlines: 1.23%
SkyWest Incorporated	193,630	12,644,039

Commercial Services & Supplies: 0.89%
Advanced Disposal Services Incorporated †	342,902	9,148,625

Construction & Engineering: 2.40%
Dycom Industries Incorporated †	62,230	5,221,719
Granite Construction Incorporated	134,350	6,137,108
MasTec Incorporated †	305,500	13,380,900
		24,739,727

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Electrical Equipment: 0.37%
Bloom Energy Corporation Class A «†	127,201	$3,809,670

Machinery: 3.74%
John Bean Technologies Corporation	71,090	8,409,947
Milacron Holdings Corporation †	565,758	11,994,070
Mueller Water Products Incorporated Class A	304,980	3,528,619
Rexnord Corporation †	501,310	14,553,029
		38,485,665

Professional Services: 4.12%
ASGN Incorporated †	347,043	32,132,711
WageWorks Incorporated †	192,214	10,283,449
		42,416,160

Trading Companies & Distributors: 1.02%
BMC Stock Holdings Incorporated †	129,890	2,922,525
SiteOne Landscape Supply Incorporated †	83,700	7,563,969
		10,486,494

Information Technology: 35.12%
Electronic Equipment, Instruments & Components: 3.07%
Littelfuse Incorporated	54,940	12,282,386
nLight Incorporated «†	102,066	3,144,653
Novanta Incorporated †	211,220	16,179,452
		31,606,491

Internet Software & Services: 15.16%
2U Incorporated †	59,150	5,285,644
Alarm.com Holdings Incorporated «†	111,800	6,293,222
Carbonite Incorporated †	171,600	7,129,980
Cision Limited †	446,750	8,090,643
Coupa Software Incorporated †	57,764	4,142,256
Envestnet Incorporated †	326,692	20,646,934
EverQuote Incorporated Class A †	129,587	1,717,028
Five9 Incorporated †	463,560	22,274,058
GTT Communications Incorporated «†	217,330	9,356,057
Instructure Incorporated †	167,270	6,849,707
Q2 Holdings Incorporated †	385,643	24,025,559
SendGrid Incorporated †	571,579	20,731,170
SPS Commerce Incorporated †	157,448	15,472,415
Wix.com Limited †	35,810	3,978,491
		155,993,164

IT Services: 3.60%
Endava PLC Sponsored ADR †	114,914	3,013,045
EVO Payments Incorporated Class A †	235,797	5,545,945
InterXion Holding NV †	431,720	28,463,300
		37,022,290

Semiconductors & Semiconductor Equipment: 2.89%
Diodes Incorporated †	336,531	12,761,256
Monolithic Power Systems Incorporated	44,980	6,741,153
Semtech Corporation †	170,700	10,199,325
		29,701,734

Software: 10.40%
Altair Engineering Incorporated Class A †	288,853	12,065,390
BlackLine Incorporated †	209,423	11,049,157

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Software (continued)
Bottomline Technologies (de) Incorporated †	226,650	$14,952,101
Globant SA †	16,800	1,089,984
HubSpot Incorporated †	42,976	6,175,651
Proofpoint Incorporated †	76,230	9,044,690
Rapid7 Incorporated †	414,836	15,825,993
RealPage Incorporated †	149,600	9,335,040
RingCentral Incorporated Class A †	26,660	2,483,379
SailPoint Technologies Holdings Incorporated †	313,447	9,694,916
Talend SA ADR †	182,918	11,258,603
Tenable Holdings Incorporated †	122,998	4,078,614
		107,053,518

Materials: 0.67%
Chemicals: 0.67%
PQ Group Holdings Incorporated †	383,920	6,833,776

Total Common Stocks (Cost $575,804,342)		984,010,467

Exchange-Traded Funds: 1.27%
iShares Russell 2000 Growth Index ETF «	59,500	13,109,635
Total Exchange-Traded Funds (Cost $12,267,960)		13,109,635

		Yield
Short-Term Investments: 8.23%
Investment Companies: 8.23%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07%	58,367,864	58,373,701
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87	26,298,332	26,298,332

Total Short-Term Investments (Cost $84,669,741)				84,672,033

Total investments in securities (Cost $672,742,043)	105.14%			1,081,792,135
Other assets and liabilities, net	(5.14)			(52,867,473)

Total net assets	100.00%			$1,028,924,662

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	46,370,791	117,303,180	105,306,107	58,367,864	$58,373,701
Wells Fargo Government Money Market Fund Select Class	2,952,741	182,888,781	159,543,190	26,298,332	26,298,332

					$84,672,033	8.23%

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$124,303,248	$0	$0	$124,303,248
Energy	15,749,982	0	0	15,749,982
Financials	46,272,842	0	0	46,272,842
Health care	273,458,969	0	0	273,458,969
Industrials	156,014,453	0	0	156,014,453
Information technology	361,377,197	0	0	361,377,197
Materials	6,833,776	0	0	6,833,776
Exchange-traded funds	13,109,635	0	0	13,109,635
Short-term investments
Investment companies	26,298,332	0	0	26,298,332
Investments measured at net asset value*				58,373,701

Total assets	$1,023,418,434	$0	$0	$1,081,792,135

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portolio’s investment in Securities Lending Cash Investments, LLC valued at $58,373,701 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 97.81%
Consumer Discretionary: 12.63%
Auto Components: 0.15%
Aptiv plc	17,704	$1,558,129
BorgWarner Incorporated	13,206	578,027
The Goodyear Tire & Rubber Company	16,037	363,880
		2,500,036

Automobiles: 0.36%
Ford Motor Company	261,723	2,481,134
General Motors Company	84,820	3,057,761
Harley-Davidson Incorporated	11,129	474,318
		6,013,213

Distributors: 0.10%
Genuine Parts Company	9,812	979,728
LKQ Corporation †	20,709	714,875
		1,694,603

Diversified Consumer Services: 0.02%
H&R Block Incorporated	13,989	378,542

Hotels, Restaurants & Leisure: 1.58%
Carnival Corporation	27,146	1,669,208
Chipotle Mexican Grill Incorporated †	1,635	776,919
Darden Restaurants Incorporated	8,277	960,463
Hilton Worldwide Holdings Incorporated	18,682	1,450,097
Marriott International Incorporated Class A	19,847	2,510,050
McDonald’s Corporation	52,502	8,517,399
MGM Resorts International	33,507	971,368
Norwegian Cruise Line Holdings Limited †	13,822	740,997
Royal Caribbean Cruises Limited	11,327	1,388,464
Starbucks Corporation	92,276	4,932,152
Wynn Resorts Limited	5,663	840,049
Yum! Brands Incorporated	21,612	1,877,867
		26,635,033

Household Durables: 0.32%
D.R. Horton Incorporated	22,965	1,022,172
Garmin Limited	7,437	506,757
Leggett & Platt Incorporated	8,778	398,872
Lennar Corporation Class A	18,295	945,303
Mohawk Industries Incorporated †	4,240	812,342
Newell Rubbermaid Incorporated	32,477	705,400
Pulte Group Incorporated	17,565	490,942
Whirlpool Corporation	4,315	539,289
		5,421,077

Internet & Direct Marketing Retail: 4.32%
Amazon.com Incorporated †	26,930	54,202,280
Booking Holdings Incorporated †	3,221	6,285,943
Expedia Incorporated	8,082	1,054,701
Netflix Incorporated †	29,066	10,686,987
TripAdvisor Incorporated †	7,165	389,131
		72,619,042

Leisure Products: 0.06%
Hasbro Incorporated	7,602	754,955
Mattel Incorporated «	23,003	354,936
		1,109,891

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Media: 2.16%
CBS Corporation Class B	22,834	$1,210,659
Charter Communications Incorporated Class A †	12,385	3,844,304
Comcast Corporation Class A	307,065	11,358,334
Discovery Communications Incorporated Class A †«	10,435	290,406
Discovery Communications Incorporated Class C †	22,841	585,643
DISH Network Corporation Class A †	15,309	541,173
Interpublic Group of Companies Incorporated	25,778	601,916
News Corporation Class A	25,628	334,958
News Corporation Class B	8,143	110,745
Omnicom Group Incorporated	15,198	1,053,525
The Walt Disney Company	99,414	11,136,356
Twenty-First Century Fox Incorporated Class A	70,480	3,199,792
Twenty-First Century Fox Incorporated Class B	29,367	1,318,578
Viacom Incorporated Class B	23,602	691,067
		36,277,456

Multiline Retail: 0.50%
Dollar General Corporation	16,996	1,830,979
Dollar Tree Incorporated †	15,899	1,280,028
Kohl’s Corporation	11,249	889,908
Macy’s Incorporated	20,486	748,763
Nordstrom Incorporated	7,854	493,624
Target Corporation	35,649	3,119,288
		8,362,590

Specialty Retail: 2.29%
Advance Auto Parts Incorporated	4,950	811,949
AutoZone Incorporated †	1,783	1,367,347
Best Buy Company Incorporated	16,399	1,304,704
CarMax Incorporated †	11,907	929,341
Foot Locker Incorporated	7,898	389,371
L Brands Incorporated	16,219	428,668
Lowe’s Companies Incorporated	54,964	5,977,335
O’Reilly Automotive Incorporated †	5,477	1,837,095
Ross Stores Incorporated	25,318	2,424,958
The Gap Incorporated	14,509	440,348
The Home Depot Incorporated	77,134	15,486,193
The TJX Companies Incorporated	41,930	4,611,042
Tiffany & Company	6,812	835,492
Tractor Supply Company	8,161	720,453
ULTA Beauty Incorporated †	3,823	993,980
		38,558,276

Textiles, Apparel & Luxury Goods: 0.77%
HanesBrands Incorporated «	24,097	422,661
Michael Kors Holdings Limited †	10,023	727,870
Nike Incorporated Class B	85,769	7,050,212
PVH Corporation	5,153	737,703
Ralph Lauren Corporation	3,723	494,452
Tapestry Incorporated	19,245	975,529
Under Armour Incorporated Class A †«	12,436	254,316
Under Armour Incorporated Class C †«	12,594	238,908
VF Corporation	21,892	2,016,910
		12,918,561

2

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Consumer Staples: 6.55%
Beverages: 1.65%
Brown-Forman Corporation Class B	17,515	$914,633
Constellation Brands Incorporated Class A	11,234	2,338,919
Molson Coors Brewing Company Class B	12,373	825,774
Monster Beverage Corporation †	27,466	1,672,405
PepsiCo Incorporated	94,807	10,619,332
The Coca-Cola Company	256,082	11,413,575
		27,784,638

Food & Staples Retailing: 1.43%
Costco Wholesale Corporation	29,328	6,837,237
Sysco Corporation	32,050	2,397,981
The Kroger Company	54,352	1,712,088
Wal-Mart Stores Incorporated	96,737	9,273,209
Walgreens Boots Alliance Incorporated	57,026	3,909,703
		24,130,218

Food Products: 1.05%
Archer Daniels Midland Company	37,391	1,884,506
Campbell Soup Company «	12,866	507,564
ConAgra Foods Incorporated	26,313	967,003
General Mills Incorporated	39,645	1,824,066
Hormel Foods Corporation «	18,058	706,971
Kellogg Company	16,699	1,198,821
McCormick & Company Incorporated	8,110	1,012,777
Mondelez International Incorporated Class A	98,633	4,213,602
The Hershey Company	9,343	939,158
The J.M. Smucker Company	7,596	785,274
The Kraft Heinz Company	39,946	2,327,653
Tyson Foods Incorporated Class A	19,900	1,249,919
		17,617,314

Household Products: 1.35%
Church & Dwight Company Incorporated	16,362	925,762
Colgate-Palmolive Company	58,329	3,873,629
Kimberly-Clark Corporation	23,358	2,698,783
The Clorox Company	8,660	1,255,527
The Procter & Gamble Company	168,143	13,947,462
		22,701,163

Personal Products: 0.15%
Coty Incorporated Class A	31,617	390,786
The Estee Lauder Companies Incorporated Class A	14,977	2,098,577
		2,489,363

Tobacco: 0.92%
Altria Group Incorporated	126,555	7,405,999
Philip Morris International Incorporated	103,943	8,096,120
		15,502,119

Energy: 5.73%
Energy Equipment & Services: 0.70%
Baker Hughes Incorporated	27,844	918,017
Halliburton Company	58,574	2,336,517
Helmerich & Payne Incorporated	7,281	477,415
National Oilwell Varco Incorporated	25,545	1,202,403
Schlumberger Limited	92,619	5,849,816
TechnipFMC plc	29,021	888,913
		11,673,081

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels: 5.03%
Anadarko Petroleum Corporation	34,442	$2,218,065
Andeavor Corporation	9,297	1,420,489
Apache Corporation	25,553	1,119,988
Cabot Oil & Gas Corporation	30,190	719,428
Chevron Corporation	127,779	15,136,700
Cimarex Energy Company	6,381	539,067
Concho Resources Incorporated †	12,710	1,743,177
ConocoPhillips	78,238	5,745,016
Devon Energy Corporation	34,998	1,502,464
EOG Resources Incorporated	38,707	4,576,329
EQT Corporation	16,865	860,452
Exxon Mobil Corporation	283,102	22,696,287
Hess Corporation	17,509	1,179,056
HollyFrontier Corporation	11,805	879,709
Kinder Morgan Incorporated	126,861	2,245,440
Marathon Oil Corporation	57,050	1,227,146
Marathon Petroleum Corporation	30,884	2,541,444
Newfield Exploration Company †	13,355	364,324
Noble Energy Incorporated	32,393	962,720
Occidental Petroleum Corporation	51,205	4,089,743
ONEOK Incorporated	27,487	1,811,668
Phillips 66 Company	28,063	3,325,746
Pioneer Natural Resources Company	11,396	1,990,881
The Williams Companies Incorporated	79,275	2,345,747
Valero Energy Corporation	28,814	3,396,594
		84,637,680

Financials: 13.48%
Banks: 6.06%
Bank of America Corporation	630,526	19,502,169
BB&T Corporation	52,139	2,693,501
Citigroup Incorporated	170,506	12,146,847
Citizens Financial Group Incorporated	32,412	1,334,078
Comerica Incorporated	11,497	1,120,728
Fifth Third Bancorp	45,837	1,348,983
Huntington Bancshares Incorporated	73,887	1,197,708
JPMorgan Chase & Company	227,666	26,085,970
KeyCorp	70,990	1,495,759
M&T Bank Corporation	9,711	1,720,304
People’s United Financial Incorporated	23,261	430,561
PNC Financial Services Group Incorporated	31,394	4,506,295
Regions Financial Corporation	75,101	1,461,465
SunTrust Banks Incorporated	31,081	2,286,318
SVB Financial Group †	3,542	1,143,181
US Bancorp	104,335	5,645,567
Wells Fargo & Company (l)	293,250	17,149,260
Zions Bancorporation	13,180	702,362
		101,971,056

Capital Markets: 2.80%
Affiliated Managers Group Incorporated	3,632	530,599
Ameriprise Financial Incorporated	9,670	1,372,753
Bank of New York Mellon Corporation	67,581	3,524,349
BlackRock Incorporated	8,247	3,950,808
CBOE Holdings Incorporated	7,522	758,218
CME Group Incorporated	22,769	3,978,427
E*TRADE Financial Corporation †	17,647	1,038,702
Franklin Resources Incorporated	21,312	676,443
Intercontinental Exchange Incorporated	38,731	2,952,464
Invesco Limited	27,466	661,931

4

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Moody’s Corporation	11,164	$1,987,415
Morgan Stanley	91,146	4,450,659
MSCI Incorporated	5,953	1,073,088
Northern Trust Corporation	14,142	1,519,699
Raymond James Financial Incorporated	8,680	807,587
S&P Global Incorporated	16,804	3,479,268
State Street Corporation	24,434	2,123,559
T. Rowe Price Group Incorporated	16,191	1,876,375
The Charles Schwab Corporation	80,292	4,078,031
The Goldman Sachs Group Incorporated	23,489	5,585,919
The NASDAQ OMX Group Incorporated	7,815	745,864
		47,172,158

Consumer Finance: 0.69%
American Express Company	47,750	5,060,545
Capital One Financial Corporation	32,526	3,223,001
Discover Financial Services	23,335	1,822,930
Synchrony Financial	47,440	1,502,425
		11,608,901

Diversified Financial Services: 1.63%
Berkshire Hathaway Incorporated Class B †	128,700	26,862,264
Jefferies Financial Group Incorporated	20,274	470,762
		27,333,026

Insurance: 2.30%
AFLAC Incorporated	51,766	2,393,660
American International Group Incorporated	60,025	3,191,529
Aon plc	16,350	2,379,906
Arthur J. Gallagher & Company	12,188	879,242
Assurant Incorporated	3,544	364,394
Brighthouse Financial Incorporated †	8,009	332,454
Chubb Limited	31,147	4,212,320
Cincinnati Financial Corporation	9,988	765,780
Everest Reinsurance Group Limited	2,740	611,075
Lincoln National Corporation	14,624	959,042
Loews Corporation	17,509	880,878
Marsh & McLennan Companies Incorporated	33,927	2,871,242
MetLife Incorporated	67,972	3,119,235
Principal Financial Group Incorporated	17,809	982,879
Prudential Financial Incorporated	28,084	2,759,253
The Allstate Corporation	23,503	2,363,697
The Hartford Financial Services Group Incorporated	23,948	1,206,261
The Progressive Corporation	38,942	2,629,753
The Travelers Companies Incorporated	18,071	2,378,144
Torchmark Corporation	7,062	620,891
Unum Group	14,791	545,492
Willis Towers Watson plc	8,816	1,298,332
XL Group Limited	17,271	991,183
		38,736,642

Health Care: 14.30%
Biotechnology: 2.53%
AbbVie Incorporated	101,335	9,726,133
Alexion Pharmaceuticals Incorporated †	14,878	1,818,687
Amgen Incorporated	44,533	8,898,139
Biogen Idec Incorporated †	14,109	4,987,390
Celgene Corporation †	47,264	4,464,085
Gilead Sciences Incorporated	86,944	6,584,269
Incyte Corporation †	11,764	869,477
Regeneron Pharmaceuticals Incorporated †	5,172	2,103,711
Vertex Pharmaceuticals Incorporated †	17,040	3,142,176
		42,594,067

5

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies: 3.05%
Abbott Laboratories	117,230	$7,835,653
ABIOMED Incorporated †	2,825	1,148,589
Align Technology Incorporated †	4,823	1,864,041
Baxter International Incorporated	32,942	2,449,897
Becton Dickinson & Company	17,867	4,678,831
Boston Scientific Corporation †	92,263	3,280,872
Danaher Corporation	41,106	4,256,115
Dentsply Sirona Incorporated	15,208	607,103
Edwards Lifesciences Corporation †	14,094	2,032,919
Hologic Incorporated †	18,255	725,819
IDEXX Laboratories Incorporated †	5,808	1,475,464
Intuitive Surgical Incorporated †	7,576	4,242,560
Medtronic plc	90,552	8,730,118
ResMed Incorporated	9,544	1,063,297
Stryker Corporation	21,490	3,641,051
The Cooper Companies Incorporated	3,278	838,447
Varian Medical Systems Incorporated †	6,119	685,450
Zimmer Biomet Holdings Incorporated	13,592	1,680,379
		51,236,605

Health Care Providers & Services: 3.20%
Aetna Incorporated	21,872	4,380,305
AmerisourceBergen Corporation	10,876	978,514
Anthem Incorporated	17,064	4,517,353
Cardinal Health Incorporated	20,774	1,084,195
Centene Corporation †	13,720	2,009,706
CIGNA Corporation	16,267	3,063,727
CVS Health Corporation	67,980	5,114,815
DaVita HealthCare Partners Incorporated †	9,335	646,822
Envision Healthcare Corporation †	8,099	367,371
Express Scripts Holding Company †	37,560	3,306,031
HCA Holdings Incorporated	18,685	2,505,845
Henry Schein Incorporated †	10,299	800,026
Humana Incorporated	9,206	3,067,992
Laboratory Corporation of America Holdings †	6,840	1,182,431
McKesson Corporation	13,510	1,739,413
Quest Diagnostics Incorporated	9,082	998,838
UnitedHealth Group Incorporated	64,258	17,250,703
Universal Health Services Incorporated Class B	5,827	758,442
		53,772,529

Health Care Technology: 0.08%
Cerner Corporation †	21,078	1,372,389

Life Sciences Tools & Services: 0.92%
Agilent Technologies Incorporated	21,394	1,444,951
Illumina Incorporated †	9,829	3,487,624
IQVIA Holdings Incorporated †	10,822	1,375,368
Mettler-Toledo International Incorporated †	1,698	992,413
PerkinElmer Incorporated	7,398	683,797
Thermo Fisher Scientific Incorporated	26,902	6,432,268
Waters Corporation †	5,239	992,686
		15,409,107

Pharmaceuticals: 4.52%
Allergan plc	22,672	4,346,449
Bristol-Myers Squibb Company	109,296	6,617,873
Eli Lilly & Company	63,870	6,747,866
Johnson & Johnson	179,346	24,156,113
Merck & Company Incorporated	179,892	12,338,792

6

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Mylan NV †	34,468	$1,348,733
Nektar Therapeutics †	10,773	716,297
Perrigo Company plc	8,610	658,751
Pfizer Incorporated	391,141	16,240,174
Zoetis Incorporated	32,354	2,931,272
		76,102,320

Industrials: 9.39%
Aerospace & Defense: 2.55%
Arconic Incorporated	28,411	635,838
General Dynamics Corporation	18,471	3,572,291
Harris Corporation	7,939	1,290,167
Huntington Ingalls Industries Incorporated	2,976	727,543
L-3 Technologies Incorporated	5,248	1,121,603
Lockheed Martin Corporation	16,610	5,322,010
Northrop Grumman Corporation	11,660	3,480,393
Raytheon Company	19,207	3,830,644
Rockwell Collins Incorporated	10,982	1,493,003
Textron Incorporated	17,120	1,181,794
The Boeing Company	36,618	12,552,284
TransDigm Group Incorporated	3,260	1,141,000
United Technologies Corporation	49,752	6,552,338
		42,900,908

Air Freight & Logistics: 0.68%
C.H. Robinson Worldwide Incorporated	9,310	894,505
Expeditors International of Washington Incorporated	11,680	855,910
FedEx Corporation	16,438	4,010,050
United Parcel Service Incorporated Class B	46,109	5,665,874
		11,426,339

Airlines: 0.46%
Alaska Air Group Incorporated	8,242	556,253
American Airlines Group Incorporated	27,860	1,127,773
Delta Air Lines Incorporated	43,153	2,523,587
Southwest Airlines Company	35,668	2,186,448
United Continental Holdings Incorporated †	15,759	1,377,652
		7,771,713

Building Products: 0.28%
A.O. Smith Corporation	9,701	563,434
Allegion plc	6,350	553,847
Fortune Brands Home & Security Incorporated	9,757	516,926
Johnson Controls International plc	61,932	2,339,172
Masco Corporation	20,762	788,333
		4,761,712

Commercial Services & Supplies: 0.35%
Cintas Corporation	5,780	1,233,279
Copart Incorporated †	13,513	869,021
Republic Services Incorporated	14,911	1,093,871
Stericycle Incorporated †	5,722	352,990
Waste Management Incorporated	26,599	2,417,849
		5,967,010

Construction & Engineering: 0.09%
Fluor Corporation	9,401	539,711
Jacobs Engineering Group Incorporated	8,059	585,809
Quanta Services Incorporated †	10,004	346,038
		1,471,558

7

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Electrical Equipment: 0.50%
AMETEK Incorporated	15,485	$1,191,726
Eaton Corporation plc	29,241	2,431,097
Emerson Electric Company	42,132	3,232,788
Rockwell Automation Incorporated	8,397	1,519,521
		8,375,132

Industrial Conglomerates: 1.54%
3M Company	39,698	8,373,102
General Electric Company	580,760	7,515,034
Honeywell International Incorporated	49,945	7,944,252
Roper Industries Incorporated	6,898	2,058,156
		25,890,544

Machinery: 1.45%
Caterpillar Incorporated	39,980	5,551,223
Cummins Incorporated	10,357	1,468,623
Deere & Company	21,684	3,118,159
Dover Corporation	10,343	888,153
Flowserve Corporation	8,748	455,946
Fortive Corporation	20,510	1,722,430
Illinois Tool Works Incorporated	20,387	2,831,347
Ingersoll-Rand plc	16,581	1,679,489
Paccar Incorporated	23,525	1,609,581
Parker-Hannifin Corporation	8,891	1,561,260
Pentair plc	10,855	471,975
Snap-on Incorporated	3,784	668,936
Stanley Black & Decker Incorporated	10,318	1,449,989
Xylem Incorporated	12,031	913,273
		24,390,384

Professional Services: 0.29%
Equifax Incorporated	8,043	1,077,521
IHS Markit Limited †	23,812	1,309,660
Nielsen Holdings plc	22,390	582,140
Robert Half International Incorporated	8,262	645,923
Verisk Analytics Incorporated †	10,387	1,236,988
		4,852,232

Road & Rail: 1.01%
CSX Corporation	58,532	4,340,733
J.B. Hunt Transport Services Incorporated	5,724	691,173
Kansas City Southern	6,861	795,602
Norfolk Southern Corporation	18,893	3,284,359
Union Pacific Corporation	51,860	7,811,153
		16,923,020

Trading Companies & Distributors: 0.19%
Fastenal Company	19,234	1,122,496
United Rentals Incorporated †	5,590	871,313
W.W. Grainger Incorporated	3,409	1,207,025
		3,200,834

8

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Information Technology: 25.94%
Communications Equipment: 1.12%
Arista Networks Incorporated †	3,184	$951,952
Cisco Systems Incorporated	314,466	15,022,041
F5 Networks Incorporated †	4,087	772,933
Juniper Networks Incorporated	23,347	663,755
Motorola Solutions Incorporated	10,841	1,391,551
		18,802,232

Electronic Equipment, Instruments & Components: 0.41%
Amphenol Corporation Class A	20,156	1,906,354
Corning Incorporated	55,523	1,860,576
FLIR Systems Incorporated	9,175	575,640
IPG Photonics Corporation †	2,513	440,981
TE Connectivity Limited	23,413	2,146,504
		6,930,055

Internet Software & Services (DO NOT USE): 4.94%
Akamai Technologies Incorporated †	11,409	857,272
Alphabet Incorporated Class A †	19,970	24,599,046
Alphabet Incorporated Class C †	20,300	24,729,257
eBay Incorporated †	61,812	2,139,313
Facebook Incorporated Class A †	160,387	28,184,808
Twitter Incorporated †	43,786	1,540,391
VeriSign Incorporated †	6,420	1,018,276
		83,068,363

IT Services: 4.49%
Accenture plc Class A	43,001	7,270,179
Alliance Data Systems Corporation	3,223	768,943
Automatic Data Processing Incorporated	29,456	4,322,668
Broadridge Financial Solutions Incorporated	7,885	1,065,579
Cognizant Technology Solutions Corporation Class A	39,177	3,072,652
DXC Technology Company	19,043	1,734,627
Fidelity National Information Services Incorporated	22,134	2,394,235
Fiserv Incorporated †	27,378	2,192,156
FleetCor Technologies Incorporated †	5,994	1,281,158
Gartner Incorporated †	6,101	913,686
Global Payments Incorporated	10,668	1,329,019
International Business Machines Corporation	57,085	8,361,811
MasterCard Incorporated Class A	61,308	13,215,552
Paychex Incorporated	21,381	1,566,158
PayPal Holdings Incorporated †	74,633	6,890,865
Total System Services Incorporated	11,093	1,077,574
Visa Incorporated Class A	119,435	17,543,807
Western Union Company	30,807	582,868
		75,583,537

Semiconductors & Semiconductor Equipment: 3.86%
Advanced Micro Devices Incorporated †«	55,094	1,386,716
Analog Devices Incorporated	24,801	2,451,579
Applied Materials Incorporated	67,405	2,899,763
Broadcom Incorporated	26,845	5,879,860
Intel Corporation	311,599	15,090,740
KLA-Tencor Corporation	10,423	1,211,257
Lam Research Corporation	10,969	1,898,624
Microchip Technology Incorporated «	15,716	1,352,047
Micron Technology Incorporated †	77,550	4,072,926
NVIDIA Corporation	40,588	11,392,240
Qorvo Incorporated †	8,458	677,401
QUALCOMM Incorporated	99,138	6,811,772
Skyworks Solutions Incorporated	12,175	1,111,578
Texas Instruments Incorporated	65,457	7,357,367
Xilinx Incorporated	16,944	1,318,752
		64,912,622

9

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Software: 6.16%
Activision Blizzard Incorporated	50,899	$3,669,818
Adobe Systems Incorporated †	32,930	8,677,384
Ansys Incorporated †	5,618	1,044,836
Autodesk Incorporated †	14,651	2,261,382
CA Incorporated	20,893	915,113
Cadence Design Systems Incorporated †	18,850	886,704
Citrix Systems Incorporated †	8,609	981,598
Electronic Arts Incorporated †	20,517	2,326,833
Intuit Incorporated	16,299	3,577,142
Microsoft Corporation	513,750	57,709,538
Oracle Corporation	199,269	9,680,488
Red Hat Incorporated †	11,880	1,755,032
Salesforce.com Incorporated †	47,163	7,200,847
Symantec Corporation	41,560	837,850
Synopsys Incorporated †	9,964	1,017,723
Take-Two Interactive Software Incorporated †	7,648	1,021,467
		103,563,755

Technology Hardware, Storage & Peripherals: 4.96%
Apple Incorporated	328,659	74,812,648
Hewlett Packard Enterprise Company	102,105	1,687,796
HP Incorporated	109,753	2,705,411
NetApp Incorporated	17,915	1,555,201
Seagate Technology plc	19,195	1,027,700
Western Digital Corporation	20,009	1,265,369
Xerox Corporation	14,305	398,537
		83,452,662

Materials: 2.44%
Chemicals: 1.81%
Air Products & Chemicals Incorporated	14,657	2,437,313
Albemarle Corporation «	7,406	707,421
CF Industries Holdings Incorporated	15,604	810,628
DowDuPont Incorporated	155,183	10,882,984
Eastman Chemical Company	9,546	926,248
Ecolab Incorporated	17,363	2,612,784
FMC Corporation	8,995	768,623
International Flavors & Fragrances Incorporated	5,278	687,671
LyondellBasell Industries NV Class A	21,497	2,424,432
PPG Industries Incorporated	16,671	1,842,812
Praxair Incorporated	19,215	3,039,621
The Mosaic Company	23,452	733,344
The Sherwin-Williams Company	5,504	2,507,512
		30,381,393

Construction Materials: 0.11%
Martin Marietta Materials Incorporated	4,209	836,412
Vulcan Materials Company	8,839	979,361
		1,815,773

Containers & Packaging: 0.30%
Avery Dennison Corporation	5,886	619,089
Ball Corporation	23,353	978,024
International Paper Company	27,689	1,416,015
Packaging Corporation of America	6,309	693,485
Sealed Air Corporation	10,776	432,225
WestRock Company	17,148	944,512
		5,083,350

10

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Metals & Mining: 0.22%
Freeport-McMoRan Incorporated	90,095	$1,265,835
Newmont Mining Corporation	35,672	1,106,902
Nucor Corporation	21,270	1,329,375
		3,702,112

Real Estate: 2.69%
Equity REITs: 2.61%
Alexandria Real Estate Equities Incorporated	6,886	883,818
American Tower Corporation	29,532	4,403,812
Apartment Investment & Management Company Class A	10,521	460,820
AvalonBay Communities Incorporated	9,242	1,693,966
Boston Properties Incorporated	10,322	1,346,505
Crown Castle International Corporation	27,738	3,162,964
Digital Realty Trust Incorporated	13,771	1,711,460
Duke Realty Corporation	23,873	680,142
Equinix Incorporated	5,313	2,317,159
Equity Residential Company Limited	24,621	1,668,073
Essex Property Trust Incorporated	4,416	1,087,572
Extra Space Storage Incorporated	8,432	777,515
Federal Realty Investment Trust	4,896	639,467
HCP Incorporated	31,414	849,120
Host Hotels & Resorts Incorporated	49,571	1,067,264
Iron Mountain Incorporated	18,819	679,366
Kimco Realty Corporation	28,411	486,112
Mid-America Apartment Communities Incorporated	7,609	787,988
Prologis Incorporated	42,079	2,826,867
Public Storage Incorporated	10,019	2,129,839
Realty Income Corporation	19,016	1,113,767
Regency Centers Corporation	9,855	650,726
SBA Communications Corporation †	7,702	1,195,581
Simon Property Group Incorporated	20,708	3,790,185
SL Green Realty Corporation	5,913	617,317
The Macerich Company	7,259	426,394
UDR Incorporated	17,894	715,223
Ventas Incorporated	23,825	1,426,403
Vornado Realty Trust	11,572	891,044
Welltower Incorporated	24,873	1,659,278
Weyerhaeuser Company	50,619	1,756,985
		43,902,732

Real Estate Management & Development: 0.08%
Brookfield Property Partners LP	15,903	317,742
CBRE Group Incorporated Class A †	20,218	986,841
		1,304,583

Telecommunication Services: 1.90%
Diversified Telecommunication Services: 1.90%
AT&T Incorporated	485,562	15,508,850
CenturyLink Incorporated	65,646	1,402,199
Verizon Communications Incorporated	276,286	15,021,670
		31,932,719

11

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name			Shares	Value
Utilities: 2.76%
Electric Utilities: 1.73%
Alliant Energy Corporation			15,478	$663,078
American Electric Power Company Incorporated			32,933	2,362,284
Duke Energy Corporation			46,874	3,808,044
Edison International			21,786	1,431,994
Entergy Corporation			12,091	1,010,687
Evergy Incorporated			18,135	1,034,602
Eversource Energy			21,189	1,322,829
Exelon Corporation			64,552	2,821,568
FirstEnergy Corporation			29,976	1,120,503
NextEra Energy Incorporated			31,523	5,362,062
PG&E Corporation			34,532	1,594,688
Pinnacle West Capital Corporation			7,485	587,947
PPL Corporation			46,744	1,390,167
The Southern Company			67,644	2,961,454
Xcel Energy Incorporated			34,026	1,634,949
				29,106,856

Independent Power & Renewable Electricity Producers: 0.08%
AES Corporation			44,226	595,282
NRG Energy Incorporated			20,003	707,906
				1,303,188

Multi-Utilities: 0.89%
Ameren Corporation			16,292	1,030,143
CenterPoint Energy Incorporated			28,851	801,769
CMS Energy Corporation			18,892	930,242
Consolidated Edison Incorporated			20,777	1,639,929
Dominion Energy Incorporated			43,634	3,087,978
DTE Energy Company			12,135	1,348,688
NiSource Incorporated			22,559	610,672
Public Service Enterprise Group Incorporated			33,782	1,768,488
SCANA Corporation			9,537	365,649
Sempra Energy			17,662	2,050,205
WEC Energy Group Incorporated			21,099	1,425,870
				15,059,633

Water Utilities: 0.06%
American Water Works Company Incorporated			11,905	1,042,045

Total Common Stocks (Cost $519,732,310)				1,645,211,692

Short-Term Investments: 2.20%

	Yield
Investment Companies: 2.04%
Securities Lending Cash Investment LLC (l)(r)(u)	2.07%		4,564,279	4,564,735
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.87		29,714,016	29,714,016
				34,278,751

		Maturity date	Principal
U.S. Treasury Securities: 0.16%
U.S. Treasury Bill (z)#	0.63	9-6-2018	$452,000	451,953
U.S. Treasury Bill (z)#	1.30	9-13-2018	2,300,000	2,298,903
				2,750,856

Total Short-Term Investments (Cost $37,029,266)				37,029,607

12

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Total investments in securities (Cost $556,761,576)	100.01%	$1,682,241,299
Other assets and liabilities, net	(0.01)	(219,954)

Total net assets	100.00%	$1,682,021,345

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 Index	49	9-20-2018	$34,862,770	$35,550,725	$687,955	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stock
Banks
Wells Fargo & Company	308,208	890	15,848	293,250	$17,149,260	1.02%
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	6,535,529	16,470,825	18,442,075	4,564,279	4,564,735
Wells Fargo Government Money Market Fund Select Class	17,497,109	98,659,392	86,442,485	29,714,016	29,714,016	2.04

					$51,428,011	3.06%

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$212,488,320	$0	$0	$212,488,320
Consumer Staples	110,224,815	0	0	110,224,815
Energy	96,310,761	0	0	96,310,761
Financials	226,821,783	0	0	226,821,783
Health care	240,487,017	0	0	240,487,017
Industrials	157,931,386	0	0	157,931,386
Information technology	436,313,226	0	0	436,313,226
Materials	40,982,628	0	0	40,982,628
Real estate	45,207,315	0	0	45,207,315
Telecommunication services	31,932,719	0	0	31,932,719
Utilities	46,511,722	0	0	46,511,722
Short-term investments
Investment companies	2,971,4016	0	0	29,714,016
U.S. Treasury securities	2,750,856	0	0	2,750,856
Investments measured at net asset value*				4,564,735

	1,677,676,564	0	0	1,682,241,299
Futures contracts	687,955	0	0	687,955

Total assets	$1,678,364,519	$0	$0	$1,682,929,254

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portolio’s investment in Securities Lending Cash Investments, LLC valued at $4,564,735 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of August 31, 2018, the Portfolio had segregated $452,000 as cash collateral for these open futures contracts.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 90.00%
Belgium: 1.87%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	66,439	$6,219,653

Brazil: 1.74%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	138,705	741,013
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	463,819	5,041,713
		5,782,726

Canada: 3.59%
Canadian National Railway Company (Industrials, Road & Rail)	35,535	3,159,417
Canadian Pacific Railway Limited (Industrials, Road & Rail)	41,720	8,784,146
		11,943,563

Denmark: 1.11%
Genmab AS (Health Care, Biotechnology)†	21,259	3,677,673

Finland: 0.50%
Fortum Oyj (Utilities, Electric Utilities)	66,033	1,670,922

France: 8.17%
Air Liquide SA (Materials, Chemicals)	57,068	7,187,222
BNP Paribas SA (Financials, Banks)	76,805	4,509,278
Eiffage SA (Industrials, Construction & Engineering)	41,153	4,631,618
Safran SA (Industrials, Aerospace & Defense)	27,944	3,642,562
Schneider Electric SE (Industrials, Electrical Equipment)	29,943	2,441,285
Vinci SA (Industrials, Construction & Engineering)	49,471	4,740,881
		27,152,846

Germany: 26.79%
Allianz AG (Financials, Insurance)	34,150	7,279,418
Beiersdorf AG (Consumer Staples, Personal Products)	53,886	6,273,582
Deutsche Boerse AG (Financials, Capital Markets)	126,555	17,480,946
Deutsche Post AG (Industrials, Air Freight & Logistics)	330,693	12,056,788
Linde AG (Materials, Chemicals)	686	138,353
Linde AG - Tender Shares (Materials, Chemicals)†	78,572	17,893,920
SAP SE (Information Technology, Software)	11,338	1,363,700
Symrise AG (Materials, Chemicals)	26,846	2,507,254
Wirecard AG (Information Technology, IT Services)	108,015	23,984,889
		88,978,850

Hong Kong: 2.92%
AIA Group Limited (Financials, Insurance)	1,123,600	9,691,699

India: 1.80%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	218,878	5,974,331

Indonesia: 0.61%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	9,383,200	2,025,701

Ireland: 3.90%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	134,248	12,942,850

Italy: 3.36%
Assicurazioni Generali SpA (Financials, Insurance)	379,152	6,313,244
Intesa Sanpaolo SpA (Financials, Banks)	1,963,674	4,849,284
		11,162,528

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo International Growth Portfolio

Security name	Shares	Value
Japan: 2.36%
CALBEE Incorporated (Consumer Staples, Food Products)«	121,800	$3,875,106
Japan Exchange Group Incorporated (Financials, Capital Markets)	89,200	1,571,898
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	25,300	2,283,854
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	7,600	111,904
7,842,762

Luxembourg: 0.10%
Spotify Technology SA (Information Technology, Internet Software & Services)†	1,766	334,692

Netherlands: 10.08%
Airbus SE (Industrials, Aerospace & Defense)	112,150	13,832,725
Akzo Nobel NV (Materials, Chemicals)	22,368	2,090,593
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	19,086	3,891,141
ING Groep NV (Financials, Banks)	726,288	9,855,123
Koninklijke DSM NV (Materials, Chemicals)«	36,507	3,829,898
33,499,480

Russia: 1.11%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	222,044	3,677,049

Switzerland: 6.51%
Credit Suisse Group AG (Financials, Capital Markets)	119,756	1,793,406
Idorsia Limited (Health Care, Biotechnology)†	25,693	649,449
Lonza Group AG (Health Care, Life Sciences Tools & Services)	11,603	3,733,790
Nestle SA (Consumer Staples, Food Products)	129,719	10,891,444
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	23,999	4,553,434
21,621,523

United Kingdom: 12.51%
Aon plc (Financials, Insurance)	46,551	6,775,964
British American Tobacco plc (Consumer Staples, Tobacco)	46,045	2,221,551
ConvaTec Limited (Health Care, Health Care Equipment & Supplies)144A	1,428,098	3,949,160
Experian Group Limited plc (Industrials, Professional Services)	147,710	3,676,774
Ferguson plc (Industrials, Trading Companies & Distributors)	90,685	7,266,914
Glencore International plc (Materials, Metals & Mining)	1,174,960	4,776,235
HSBC Holdings plc (Financials, Banks)	433,384	3,758,287
London Stock Exchange Group plc (Financials, Capital Markets)	59,235	3,551,011
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	673,798	2,839,023
Standard Chartered plc (Financials, Banks)	336,033	2,731,961
41,546,880

United States: 0.97%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	776	265,706
WABCO Holdings Incorporated (Industrials, Machinery)†	24,000	2,953,920
3,219,626

Total Common Stocks (Cost $282,632,138)	298,965,354

Expiration date
Participation Notes: 1.84%
United Kingdom: 1.84%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)(a)	10-29-2018	370,815	6,103,886

Total Participation Notes (Cost $6,212,886)	6,103,886

Dividend yield
Preferred Stocks: 3.27%
Brazil: 1.31%
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	0.23%	917,891	4,340,326

2

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Dividend yield	Shares	Value
Germany: 1.96%
Henkel AG & Company KGaA (Consumer Staples, Household Products)		1.73%	50,997	$6,508,464

Total Preferred Stocks (Cost $10,493,042)				10,848,790

		Yield
Short-Term Investments: 5.16%
Investment Companies: 5.16%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07	3,815,885	3,816,267
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.87	13,321,845	13,321,845

Total Short-Term Investments (Cost $17,138,112)				17,138,112

Total investments in securities (Cost $316,476,178)	100.27%			333,056,142
Other assets and liabilities, net	(0.27)			(886,023)

Total net assets	100.00%			$332,170,119

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	427,749	20,558,175	17,170,039	3,815,885	$3,816,267
Wells Fargo Government Money Market Fund Select Class	1,633,072	85,798,279	74,109,506	13,321,845	13,321,845

					$17,138,112	5.16%

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Belgium	$6,219,653	$0	$0	$6,219,653
Brazil	5,782,726	0	0	5,782,726
Canada	11,943,563	0	0	11,943,563
Denmark	3,677,673	0	0	3,677,673
Finland	1,670,922	0	0	1,670,922
France	27,152,846	0	0	27,152,846
Germany	88,978,850	0	0	88,978,850
Hong Kong	9,691,699	0	0	9,691,699
India	5,974,331	0	0	5,974,331

Indonesia	2,025,701	0	0	2,025,701
Ireland	12,942,850	0	0	12,942,850
Italy	11,162,528	0	0	11,162,528
Japan	7,842,762	0	0	7,842,762
Luxembourg	334,692	0	0	334,692
Netherlands	33,499,480	0	0	33,499,480
Russia	3,677,049	0	0	3,677,049
Switzerland	21,621,523	0	0	21,621,523
United Kingdom	41,546,880	0	0	41,546,880
United States	3,219,626	0	0	3,219,626
Participation notes
United Kingdom	0	6,103,886	0	6,103,886
Preferred stocks
Brazil	4,340,326	0	0	4,340,326
Germany	6,508,464	0	0	6,508,464
Short-term investments
Investment companies	13,321,845	0	0	13,321,845
Investments measured at net asset value*				3,816,267

Total assets	$323,135,989	$6,103,886	$0	$333,056,142

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $3,816,267 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 95.84%
Australia : 5.19%
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	$726,262
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	695,635
Bendigo Bank Limited (Financials, Banks)	272,500	2,270,484
BlueScope Steel Limited (Materials, Metals & Mining)	266,242	3,313,158
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	341,416
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	960,600	6,484,503
CSR Limited (Materials, Construction Materials)	897,866	2,782,001
Fortescue Metals Group Limited (Materials, Metals & Mining)«	927,200	2,559,606
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)«	1,226,186	3,173,419
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	6,005,528
Macquarie Group Limited (Financials, Capital Markets)	91,094	8,474,080
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,309,964
Mineral Resources Limited (Materials, Metals & Mining)	300,500	3,279,327
Mirvac Group (Real Estate, Equity REITs)	2,065,070	3,607,527
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	1,702,400	544,616
Qantas Airways Limited (Industrials, Airlines)	1,142,785	5,282,555
Retail Food Group Limited (Consumer Discretionary, Food Products)«	269,500	110,434
Rio Tinto Limited (Materials, Metals & Mining)	134,687	7,043,159
South32 Limited—Athens Exchange (Materials, Metals & Mining)	1,583,900	3,962,557
		62,966,231

Austria : 0.91%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	89,986	4,766,110
Raiffeisen Bank International AG (Financials, Banks)	111,330	3,166,044
Voestalpine AG (Materials, Metals & Mining)	69,168	3,102,280
		11,034,434

Belgium : 0.67%
Bpost SA (Industrials, Air Freight & Logistics)	68,200	1,033,079
UCB SA (Health Care, Pharmaceuticals)	77,200	7,057,675
		8,090,754

Brazil : 0.56%
Banco de Brasil SA (Financials, Banks)	268,900	1,987,157
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	282,500	2,904,692
JBS SA (Consumer Staples, Food Products)	805,600	1,859,183
		6,751,032

Canada : 0.86%
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	73,600	3,806,897
Magna International Incorporated (Consumer Discretionary, Auto Components)«	90,400	4,894,762
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,760,920
		10,462,579

China : 3.02%
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	1,900,000	3,103,424
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	2,348,654
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	6,634,000	6,668,866
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	3,201,500	3,870,965
China Resources Cement Holdings Limited (Materials, Construction Materials)	4,106,000	4,791,968
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,590,000	4,978,767
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	3,154,000	3,524,202
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	2,556,000	2,878,807
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,061,600	2,786,298

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
China (continued)
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	877,000	$1,644,777
		36,596,728

Denmark : 0.87%
Danske Bank AS (Financials, Banks)	150,300	4,422,034
DFDS AS (Industrials, Marine)	59,227	3,124,491
Sydbank AS (Financials, Banks)	102,782	3,008,785
		10,555,310

Finland : 0.59%
Outokumpu Oyj (Materials, Metals & Mining)	447,093	2,624,916
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	118,000	4,547,354
		7,172,270

France : 9.70%
Air France-KLM (Industrials, Airlines)†	165,800	1,592,351
Arkema SA (Materials, Chemicals)	42,992	5,384,530
AXA SA (Financials, Insurance)	233,600	5,896,183
BNP Paribas SA (Financials, Banks)	123,579	7,255,414
Carrefour SA (Consumer Staples, Food & Staples Retailing)	152,700	2,724,279
Compagnie de Saint-Gobain SA (Industrials, Building Products)	152,637	6,566,932
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	32,700	3,869,668
Credit Agricole SA (Financials, Banks)	219,328	3,002,066
Engie SA (Utilities, Multi-Utilities)	171,900	2,520,101
Natixis SA (Financials, Capital Markets)	1,687,300	11,261,567
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	1,784,221
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	844,700	13,677,772
Renault SA (Consumer Discretionary, Automobiles)	55,900	4,814,535
Sanofi SA (Health Care, Pharmaceuticals)	238,389	20,390,761
SCOR SE (Financials, Insurance)	109,700	4,445,239
Societe Generale SA (Financials, Banks)	63,400	2,593,366
Total SA (Energy, Oil, Gas & Consumable Fuels)	319,800	19,996,966
		117,775,951

Germany : 7.91%
Allianz AG (Financials, Insurance)	44,428	9,470,278
Aurubis AG (Materials, Metals & Mining)	43,296	3,185,214
BASF SE (Materials, Chemicals)	102,490	9,480,342
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	91,500	8,858,861
Ceconomy AG (Consumer Discretionary, Specialty Retail)	183,100	1,391,668
Covestro AG (Materials, Chemicals)144A	97,637	8,316,313
Daimler AG (Consumer Discretionary, Automobiles)	106,990	6,917,307
Deutsche Lufthansa AG (Industrials, Airlines)	223,600	5,837,138
Deutsche Post AG (Industrials, Air Freight & Logistics)	85,100	3,102,674
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	45,400	3,794,259
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)	344,100	3,646,650
Leoni AG (Consumer Discretionary, Auto Components)	72,900	3,141,891
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	1,688,294
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	28,119	6,064,350
Siemens AG (Industrials, Industrial Conglomerates)	34,200	4,445,343
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	27,422	3,972,395
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	194,200	5,932,992
Volkswagen AG (Consumer Discretionary, Automobiles)	41,837	6,735,590
		95,981,559

Hong Kong : 2.69%
China Water Affairs Group Limited (Utilities, Water Utilities)	1,965,000	2,250,721
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,038,500	1,924,547
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	4,212,000	4,035,578
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	2,270,000	2,574,040
Sinotruk Hong Kong Limited (Industrials, Machinery)«	3,571,500	5,333,076

2

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Hong Kong (continued)
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	8,404,000	$2,719,689
WH Group Limited (Consumer Staples, Food Products)144A	5,899,000	4,449,381
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,378,181
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,816,000	3,516,076
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,257,000	3,483,325
		32,664,614

India : 0.29%
Tech Mahindra Limited (Information Technology, IT Services)	321,500	3,471,278

Ireland : 0.52%
C&C Group plc (Consumer Staples, Beverages)	240,000	949,958
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	5,316,741
		6,266,699

Israel : 0.53%
Bank Hapoalim Limited (Financials, Banks)	440,000	3,296,641
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	136,844	3,139,704
		6,436,345

Italy : 1.99%
A2A SpA (Utilities, Multi-Utilities)	2,121,107	3,646,333
Enel SpA (Utilities, Electric Utilities)	1,706,600	8,438,787
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	342,737	3,839,078
Mediobanca SpA (Financials, Banks)	371,363	3,455,374
UnipolSai Assicurazioni SpA (Financials, Insurance)«	2,160,500	4,827,515
		24,207,087

Japan : 22.93%
Adeka Corporation (Materials, Chemicals)	203,500	3,368,162
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	119,800	5,542,003
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	753,308
Aozora Bank Limited (Financials, Banks)	91,100	3,218,140
Asahi Glass Company Limited (Industrials, Building Products)	121,800	4,878,139
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	200,800	4,124,072
Central Glass Company Limited (Industrials, Building Products)	88,800	2,099,519
Credit Saison Company Limited (Financials, Consumer Finance)	329,900	5,463,199
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)«	289,400	2,643,695
Denka Company Limited (Materials, Chemicals)	99,700	3,414,261
DIC Incorporated (Materials, Chemicals)	124,900	4,434,619
Dowa Mining Company Limited (Materials, Metals & Mining)	56,900	1,702,750
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	2,794,406
Fujikura Limited (Industrials, Electrical Equipment)	435,200	2,686,952
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	133,700	1,944,552
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	829,000	5,413,010
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	263,900	3,816,824
Itochu Corporation (Industrials, Trading Companies & Distributors)	319,800	5,593,838
Japan Airlines Company Limited (Industrials, Airlines)	108,600	3,914,526
JFE Holdings Incorporated (Materials, Metals & Mining)	263,600	5,768,548
JTEKT Corporation (Industrials, Machinery)	322,100	4,513,632
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	5,315,757
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,297,156
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	602,700	15,953,026
Keihin Corporation (Consumer Discretionary, Auto Components)	180,400	3,794,391
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,870,489
Makino Milling Machine Company Limited (Industrials, Machinery)	397,000	3,662,362
Marubeni Corporation (Industrials, Trading Companies & Distributors)	812,100	6,662,860
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	283,200	3,284,162
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	431,500	5,825,308
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	4,068,005
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	5,563,335
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	699,300	3,933,602
Mitsui Chemicals Incorporated (Materials, Chemicals)	177,100	4,580,914

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Japan (continued)
Mixi Incorporated (Information Technology, Internet Software & Services)	54,400	$1,332,705
Mizuho Financial Group Incorporated (Financials, Banks)	3,425,200	6,014,369
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	324,200	14,443,254
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	587,500	5,499,055
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	226,100	2,537,546
Nomura Holdings Incorporated (Financials, Capital Markets)	1,144,100	5,236,026
NTN Corporation (Industrials, Machinery)	1,133,600	4,652,341
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,560,175
ORIX Corporation (Financials, Diversified Financial Services)	469,600	7,552,652
Resona Holdings Incorporated (Financials, Banks)	1,348,600	7,645,425
Ryobi Limited (Industrials, Machinery)	117,400	4,305,688
Sankyu Incorporated (Industrials, Road & Rail)	56,000	2,973,630
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	42,000	2,241,562
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	50,100	3,792,107
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	445,500	8,985,379
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,855,500	6,462,771
Sumitomo Heavy Industries Limited (Industrials, Machinery)	140,900	4,584,227
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	173,200	6,829,171
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	1,902,115
Teijin Limited (Materials, Chemicals)	279,600	5,538,652
The Keiyo Bank Limited (Financials, Banks)	558,000	2,390,496
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	172,900	3,633,530
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,659,626
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	21,000	3,567,411
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	75,000	1,921,069
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	165,400	2,713,745
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	180,900	3,161,802
UBE Industries Limited (Materials, Chemicals)	149,300	3,798,678
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	107,300	4,447,093
		278,281,822

Liechtenstein : 0.09%
VP Bank AG (Financials, Capital Markets)	6,558	1,102,867

Malaysia : 0.33%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,062,400	4,049,999

Netherlands : 2.86%
ABN AMRO Group NV (Financials, Banks)144A	233,218	6,315,612
Aegon NV (Financials, Insurance)	566,623	3,397,718
ASR Nederland NV (Financials, Insurance)	83,831	3,999,311
ING Groep NV (Financials, Banks)	282,500	3,833,290
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	437,386	10,641,303
Philips Lighting NV (Industrials, Electrical Equipment)144A	74,800	2,104,616
RHI Magnesita NV (Materials, Construction Materials)«	64,721	4,109,332
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	14,352	328,087
		34,729,269

Norway : 1.30%
Den Norske Bank ASA (Financials, Banks)	221,600	4,513,308
Grieg Seafood ASA (Consumer Staples, Food Products)	336,787	3,873,423
Leroy Seafood Group ASA (Consumer Staples, Food Products)	558,599	4,255,028
Marine Harvest ASA (Consumer Staples, Food Products)«	143,900	3,108,397
		15,750,156

Poland : 0.10%
Asseco Poland SA (Information Technology, Software)	101,800	1,260,588

Portugal : 0.24%
Energias de Portugal SA (Utilities, Electric Utilities)	756,300	2,954,050

4

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Russia : 1.11%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	781,547	$3,446,622
Gazprom Neft PAO Sponsored ADR—London Exchange (Energy, Oil, Gas & Consumable Fuels)	136,114	3,362,016
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	21,494
Lukoil OAO ADR (Energy, Oil, Gas & Consumable Fuels)«	46,800	3,232,008
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	50,101	3,456,969
		13,519,109

Singapore : 0.58%
DBS Group Holdings Limited (Financials, Banks)	185,700	3,375,626
United Overseas Bank Limited (Financials, Banks)	184,100	3,629,555
		7,005,181

South Africa : 0.63%
Absa Group Limited (Financials, Banks)	274,900	3,040,830
Old Mutual Limited (Financials, Insurance)	2,062,039	4,214,239
Petra Diamonds Limited (Materials, Metals & Mining)«†	850,600	379,129
		7,634,198

South Korea : 2.35%
BNK Financial Group Incorporated (Financials, Banks)	440,300	3,298,838
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	8,500	1,637,919
Industrial Bank of Korea (Financials, Banks)	264,500	3,540,448
KB Financial Group Incorporated (Financials, Banks)	79,300	3,683,071
KT&G Corporation (Consumer Staples, Tobacco)	38,400	3,484,167
Kwangju Bank (Financials, Banks)	13,510	137,145
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	351,800	4,961,829
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	17,400	4,103,221
Woori Bank (Financials, Banks)	254,400	3,725,212
		28,571,850

Spain : 1.87%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,138,649
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)«	483,500	1,147,139
Iberdrola SA (Utilities, Electric Utilities)	543,200	4,049,195
International Consolidated Airlines Group SA (Industrials, Airlines)	548,044	4,908,215
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	542,137	10,424,114
		22,667,312

Sweden : 1.64%
Boliden AB (Materials, Metals & Mining)	102,400	2,680,608
Electrolux AB Class B (Consumer Discretionary, Household Durables)	104,100	2,322,149
Nordea Bank AB (Financials, Banks)	365,491	3,948,597
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,546,420
Volvo AB Class B (Industrials, Machinery)	545,607	9,396,577
		19,894,351

Switzerland : 6.17%
Baloise Holding AG (Financials, Insurance)	39,946	6,140,783
Credit Suisse Group AG (Financials, Capital Markets)	168,600	2,524,869
Helvetia Holding AG (Financials, Insurance)	6,293	3,778,722
Novartis AG (Health Care, Pharmaceuticals)	46,600	3,864,543
Roche Holding AG (Health Care, Pharmaceuticals)	88,427	21,968,761
Swiss Life Holding AG (Financials, Insurance) †	29,400	10,652,855
Swiss Reinsurance AG (Financials, Insurance)	91,400	8,219,163
UBS Group AG (Financials, Capital Markets)	424,002	6,620,862
Valiant Holding AG (Financials, Banks)	22,700	2,604,323
Zurich Insurance Group AG (Financials, Insurance)	27,970	8,518,694
		74,893,575

5

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Taiwan : 1.07%
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	328,000	$4,020,576
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,112,000	2,914,407
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,230,734
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,283,000	3,805,349
		12,971,066

Thailand : 0.94%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	178,200	196,004
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,407,589
Krung Thai Bank PCL ADR (Financials, Banks)	5,181,900	3,071,459
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	282,600	727,438
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,584,130
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,432,955
		11,419,575

Turkey : 0.44%
Koç Holding AS (Industrials, Industrial Conglomerates)	1,184,300	2,701,839
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	522,900	2,624,773
		5,326,612

United Kingdom : 14.89%
3i Group plc (Financials, Capital Markets)	548,715	6,376,825
Anglo American plc (Materials, Metals & Mining)	267,586	5,347,994
Aviva plc (Financials, Insurance)	704,391	4,429,058
BAE Systems plc (Industrials, Aerospace & Defense)	1,220,400	9,588,058
Barclays plc (Financials, Banks)	715,000	1,628,672
Barratt Developments plc (Consumer Discretionary, Household Durables)	480,975	3,379,696
Bellway plc (Consumer Discretionary, Household Durables)	80,100	3,030,216
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	244,800	3,570,424
BP plc (Energy, Oil, Gas & Consumable Fuels)	2,015,036	14,297,631
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,099,700	3,098,773
Centrica plc (Utilities, Multi-Utilities)	898,500	1,669,245
Chemring Group plc (Industrials, Aerospace & Defense)	294,466	747,487
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	345,400	1,713,259
Debenhams plc (Consumer Discretionary, Multiline Retail)«	1,238,200	210,450
Firstgroup plc (Industrials, Road & Rail)†	952,400	1,094,596
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	965,207	19,525,953
Grafton Group plc (Industrials, Trading Companies & Distributors)	248,800	2,477,236
Highland Gold Mining Limited (Materials, Metals & Mining)	1,280,734	2,311,288
Inchcape plc (Consumer Discretionary, Distributors)	423,425	3,798,730
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,270,500	5,340,028
Kingfisher plc (Consumer Discretionary, Specialty Retail)	1,323,253	4,691,979
Legal & General Group plc (Financials, Insurance)	2,314,194	7,629,603
Lloyds Banking Group plc (Financials, Banks)	8,916,700	6,855,114
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	705,000	2,756,616
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	893,000	1,072,637
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	367,200	1,213,944
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)	501,100	3,023,477
Petrofac Limited (Energy, Energy Equipment & Services)	522,047	4,439,860
Premier Foods plc (Consumer Staples, Food Products)†	73,926	40,445
QinetiQ Group plc (Industrials, Aerospace & Defense)	972,803	3,417,827
Quilter plc (Financials, Capital Markets)144A	687,346	1,255,039
Redrow plc (Consumer Discretionary, Household Durables)	441,068	3,130,729
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	871,393	28,700,476
Royal Mail plc (Industrials, Air Freight & Logistics)	539,626	3,134,200
SSE plc (Utilities, Electric Utilities)	397,000	6,449,075
Tate & Lyle plc (Consumer Staples, Food Products)	467,531	4,063,500
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	75,800	3,580,010
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	138,516	525,448

6

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Vesuvius plc (Industrials, Machinery)			145,400	$1,168,716
				180,784,314

Total Common Stocks (Cost $1,124,201,733)				1,163,248,765

		Dividend yield
Preferred Stocks : 0.77%
Brazil : 0.77%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)		2.71%	957,800	3,444,985
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) †		0.00	1,297,300	2,376,042
Itausa Investimentos Itau SA (Financials, Banks)		2.40	1,524,600	3,589,628
Total Preferred Stocks (Cost $12,669,476)				9,410,655

		Yield
Short-Term Investments : 4.08%
Investment Companies : 4.08%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07	27,672,525	27,675,293
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87	21,800,188	21,800,188
Total Short-Term Investments (Cost $49,475,186)				49,475,481

Total investments in securities (Cost $1,186,346,395)	100.69%			1,222,134,901
Other assets and liabilities, net	(0.69)			(8,346,460)

Total net assets	100.00%			$1,213,788,441

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust

7

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	25,301,762	92,989,121	90,618,358	27,672,525	$27,675,293
Wells Fargo Government Money Market Fund Select Class	22,685,533	69,769,535	70,654,880	21,800,188	21,800,188

					$49,475,481	4.08%

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2018, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$62,966,231	$0	$0	$62,966,231
Austria	11,034,434	0	0	11,034,434
Belgium	8,090,754	0	0	8,090,754
Brazil	6,751,032	0	0	6,751,032
Canada	10,462,579	0	0	10,462,579
China	36,596,728	0	0	36,596,728
Denmark	10,555,310	0	0	10,555,310
Finland	7,172,270	0	0	7,172,270
France	117,775,951	0	0	117,775,951
Germany	95,981,559	0	0	95,981,559
Hong Kong	32,664,614	0	0	32,664,614
India	3,471,278	0	0	3,471,278
Ireland	6,266,699	0	0	6,266,699
Israel	0	6,436,345	0	6,436,345
Italy	24,207,087	0	0	24,207,087
Japan	278,281,822	0	0	278,281,822
Liechtenstein	1,102,867	0	0	1,102,867

Malaysia	0	4,049,999	0	4,049,999
Netherlands	34,729,269	0	0	34,729,269
Norway	15,750,156	0	0	15,750,156
Poland	1,260,588	0	0	1,260,588
Portugal	2,954,050	0	0	2,954,050
Russia	13,519,109	0	0	13,519,109
Singapore	7,005,181	0	0	7,005,181
South Africa	7,634,198	0	0	7,634,198
South Korea	28,571,850	0	0	28,571,850
Spain	22,667,312	0	0	22,667,312
Sweden	19,894,351	0	0	19,894,351
Switzerland	74,893,575	0	0	74,893,575
Taiwan	12,971,066	0	0	12,971,066
Thailand	11,419,575	0	0	11,419,575
Turkey	5,326,612	0	0	5,326,612
United Kingdom	180,784,314	0	0	180,784,314
Preferred stocks
Brazil	9,410,655	0	0	9,410,655
Short-term investments
Investment companies	21,800,188	0	0	21,800,188
Investments measured at net asset value*				27,675,293

Total assets	$1,183,973,264	$10,486,344	$0	$1,222,134,901

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $27,675,293 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31 2018, the Portfolio had no material transfers between Level 1 and Level 2. The Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 97.68%
Consumer Discretionary: 6.69%
Hotels, Restaurants & Leisure: 4.68%
Carnival Corporation	57,449	$3,532,538
Extended Stay America Incorporated	28,286	570,811
Royal Caribbean Cruises Limited	34,099	4,179,855
Yum China Holdings Incorporated	139,864	5,409,940
		13,693,144

Household Durables: 0.36%
Cavco Industries Incorporated †	4,278	1,049,821

Leisure Products: 0.12%
Callaway Golf Company	14,982	341,739

Media: 1.22%
News Corporation Class A	216,164	2,825,263
Viacom Incorporated Class B	25,288	740,433
		3,565,696

Multiline Retail: 0.28%
Dollar General Corporation	7,520	810,130

Specialty Retail: 0.03%
The Home Depot Incorporated	509	102,192

Consumer Staples: 8.90%
Beverages: 0.57%
PepsiCo Incorporated	14,823	1,660,324

Food & Staples Retailing: 2.45%
Wal-Mart Stores Incorporated	71,655	6,868,848
Walgreens Boots Alliance Incorporated	4,533	310,782
		7,179,630

Food Products: 2.24%
Archer Daniels Midland Company	2,985	150,444
Ingredion Incorporated	35,575	3,595,565
Tyson Foods Incorporated Class A	44,549	2,798,123
		6,544,132

Household Products: 3.41%
The Procter & Gamble Company	120,309	9,979,632

Tobacco: 0.23%
Altria Group Incorporated	11,509	673,507

Energy: 11.40%
Energy Equipment & Services: 1.14%
McDermott International Incorporated †	172,464	3,335,454

Oil, Gas & Consumable Fuels: 10.26%
Chevron Corporation	71,055	8,417,175
ConocoPhillips	105,723	7,763,240
Delek US Holdings Incorporated	7,099	386,896
EOG Resources Incorporated	1,703	201,346
Exxon Mobil Corporation	155,166	12,439,658
ONEOK Incorporated	12,182	802,916
		30,011,231

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name	Shares	Value
Financials: 22.28%
Banks: 12.49%
Bank of America Corporation	384,327	$11,887,234
Comerica Incorporated	46,360	4,519,173
JPMorgan Chase & Company	115,436	13,226,657
PNC Financial Services Group Incorporated	13,552	1,945,254
US Bancorp	91,600	4,956,476
		36,534,794

Capital Markets: 1.44%
Affiliated Managers Group Incorporated	3,439	502,404
Ameriprise Financial Incorporated	11,969	1,699,119
BlackRock Incorporated	415	198,810
State Street Corporation	20,873	1,814,072
		4,214,405

Consumer Finance: 3.22%
Ally Financial Incorporated	74,814	2,011,000
Discover Financial Services	78,159	6,105,781
Synchrony Financial	41,186	1,304,361
		9,421,142

Diversified Financial Services: 3.18%
Berkshire Hathaway Incorporated Class B †	44,558	9,300,146

Insurance: 1.95%
CNO Financial Group Incorporated	33,996	734,654
Prudential Financial Incorporated	1,357	133,325
The Progressive Corporation	34,573	2,334,715
Unum Group	67,700	2,496,776
		5,699,470

Health Care: 13.14%
Biotechnology: 3.11%
AbbVie Incorporated	59,799	5,739,508
Amgen Incorporated	5,053	1,009,640
Gilead Sciences Incorporated	31,031	2,349,978
		9,099,126

Health Care Equipment & Supplies: 1.53%
Baxter International Incorporated	44,831	3,334,081
ICU Medical Incorporated †	400	122,400
West Pharmaceutical Services Incorporated	8,717	1,020,325
		4,476,806

Health Care Providers & Services: 2.04%
Humana Incorporated	11,404	3,800,497
McKesson Corporation	9,406	1,211,023
Universal Health Services Incorporated Class B	7,402	963,444
		5,974,964

Life Sciences Tools & Services: 0.58%
Agilent Technologies Incorporated	18,790	1,269,077
Bruker Corporation	11,802	419,915
		1,688,992

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals: 5.88%
Johnson & Johnson	77,796	$10,478,343
Merck & Company Incorporated	49,978	3,427,991
Mylan NV †	80,567	3,152,587
Pfizer Incorporated	2,883	119,702
		17,178,623

Industrials: 6.57%
Aerospace & Defense: 2.92%
Maxar Technologies Limited	36,155	1,122,613
Moog Incorporated Class A	7,030	554,737
Raytheon Company	29,293	5,842,196
The Boeing Company	3,019	1,034,883
		8,554,429

Airlines: 0.70%
SkyWest Incorporated	31,280	2,042,584

Commercial Services & Supplies: 0.43%
MSA Safety Incorporated	494	49,938
Waste Management Incorporated	13,363	1,214,697
		1,264,635

Industrial Conglomerates: 2.52%
3M Company	2,822	595,216
Honeywell International Incorporated	42,508	6,761,322
		7,356,538

Information Technology: 8.22%
Communications Equipment: 1.14%
Cisco Systems Incorporated	69,613	3,325,413

Internet Software & Services: 2.06%
Alphabet Incorporated Class A †	2,284	2,813,431
Cars.com Incorporated †	119,231	3,208,506
		6,021,937

IT Services: 0.25%
DXC Technology Company	7,885	718,245

Semiconductors & Semiconductor Equipment: 1.18%
Intel Corporation	13,893	672,838
Micron Technology Incorporated †	22,985	1,207,172
Texas Instruments Incorporated	13,972	1,570,453
		3,450,463

Software: 3.59%
Adobe Systems Incorporated †	19,230	5,067,297
Avaya Holdings Corporation †	57,642	1,346,517
Intuit Incorporated	18,677	4,099,041
		10,512,855

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name		Shares	Value
Materials: 2.88%
Metals & Mining: 1.08%
Freeport-McMoRan Incorporated		225,397	$3,166,828

Paper & Forest Products: 1.80%
Louisiana-Pacific Corporation		180,096	5,251,599

Real Estate: 6.60%
Equity REITs: 4.53%
CoreCivic Incorporated		68,635	1,776,960
Lamar Advertising Company Class A		2,635	203,027
Liberty Property Trust		15,575	681,406
Outfront Media Incorporated		149,401	2,968,598
The Geo Group Incorporated		9,426	239,138
Weingarten Realty Investors		76,132	2,354,763
Xenia Hotels & Resorts Incorporated		207,656	5,037,735
			13,261,627

Real Estate Management & Development: 2.07%
CBRE Group Incorporated Class A †		122,812	5,994,454
Jones Lang LaSalle Incorporated		369	56,280
			6,050,734

Telecommunication Services: 4.48%
Diversified Telecommunication Services: 4.48%
AT&T Incorporated		331,001	10,572,172
Verizon Communications Incorporated		46,630	2,535,273
			13,107,445

Utilities: 6.52%
Electric Utilities: 4.66%
Avangrid Incorporated		69,608	3,434,459
Duke Energy Corporation		35,550	2,888,082
Evergy Incorporated		54,716	3,121,548
NextEra Energy Incorporated		24,565	4,178,507
			13,622,596

Gas Utilities: 0.04%
UGI Corporation		2,188	118,261

Independent Power & Renewable Electricity Producers: 0.38%
Vistra Energy Corporation †		47,615	1,120,857

Multi-Utilities: 1.44%
MDU Resources Group Incorporated		151,034	4,212,338

Total Common Stocks (Cost $272,711,729)			285,694,484

	Yield
Short-Term Investments: 1.75%
Investment Companies: 1.75%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%	5,110,158	5,110,158

Total Short-Term Investments (Cost $5,110,158)			5,110,158

4

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

		Value
Total investments in securities (Cost $277,821,887)	99.43%	$290,804,642
Other assets and liabilities, net	0.57	1,653,953

Total net assets	100.00%	$292,458,595

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	48	9-21-2018	$6,921,571	$6,965,040	$43,469	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,158,700	28,560,845	24,609,387	5,110,158	$5,110,158	1.75%

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Common stocks
Consumer discretionary	$19,562,722	$0	$0	$19,562,722
Consumer staples	26,037,225	0	0	26,037,225
Energy	33,346,685	0	0	33,346,685
Financials	65,169,957	0	0	65,169,957
Health care	38,418,511	0	0	38,418,511
Industrials	19,218,186	0	0	19,218,186
Information technology	24,028,913	0	0	24,028,913
Materials	8,418,427	0	0	8,418,427
Real estate	19,312,361	0	0	19,312,361
Telecommunication services	13,107,445	0	0	13,107,445
Utilities	19,074,052	0	0	19,074,052
Short-term investments
Investment companies	5,110,158	0	0	5,110,158

	290,804,642	0	0	290,804,642
Futures contracts	43,469	0	0	43,469

Total assets	$290,848,111	$0	$0	$290,848,111

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of August 31, 2018, the Portfolio had segregated $1,150,000 as cash collateral for these open futures contracts.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 95.90%
Consumer Discretionary: 11.36%
Auto Components: 0.85%
Fox Factory Holding Corporation †	294,430	$19,447,102

Diversified Consumer Services: 1.01%
Houghton Mifflin Harcourt Company †	1,175,901	7,584,561
Strategic Education Incorporated	110,808	15,376,826
		22,961,387

Hotels, Restaurants & Leisure: 4.76%
Dave & Buster’s Entertainment Incorporated †	322,914	18,783,907
Eldorado Resorts Incorporated †«	645,545	31,018,437
Extended Stay America Incorporated	1,259,393	25,414,551
Golden Entertainment Incorporated †	331,837	9,626,591
International Game Technology	1,128,541	23,744,503
		108,587,989

Media: 0.69%
Lions Gate Entertainment Class A «	219,098	5,153,185
Lions Gate Entertainment Class B	472,218	10,601,294
		15,754,479

Specialty Retail: 3.27%
At Home Group Incorporated †	493,111	16,967,950
Burlington Stores Incorporated †	166,467	27,996,420
Monro Muffler Brake Incorporated «	225,546	16,002,489
Party City Holdco Incorporated †«	896,128	13,755,565
		74,722,424

Textiles, Apparel & Luxury Goods: 0.78%
G-III Apparel Group Limited †	389,615	17,719,690

Consumer Staples: 2.00%
Food & Staples Retailing: 1.05%
Performance Food Group Company †	720,680	23,854,508

Household Products: 0.95%
Central Garden & Pet Company Class A †	598,710	21,751,134

Energy: 1.62%
Oil, Gas & Consumable Fuels: 1.62%
Berry Petroleum Corporation	523,810	8,585,246
Diamondback Energy Incorporated «	133,231	16,131,609
GasLog Limited	727,228	12,217,430
		36,934,285

Financials: 6.90%
Banks: 0.93%
ServisFirst Bancshares Incorporated	345,897	14,908,161
Signature Bank	53,396	6,180,053
		21,088,214

Capital Markets: 3.77%
Evercore Partners Incorporated Class A	287,628	30,531,712
Focus Financial Partners Class A †	144,232	6,070,725

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Capital Markets (continued)
Stifel Financial Corporation	387,539	$21,651,804
Virtu Financial Incorporated Class A «	526,879	11,485,962
Virtus Investment Partners Incorporated	125,960	16,248,840
		85,989,043

Insurance: 1.11%
Argo Group International Holdings Limited	397,787	25,339,032

Thrifts & Mortgage Finance: 1.09%
Essent Group Limited †	568,829	24,664,425
Sterling Bancorp Incorporated	16,170	198,083
		24,862,508

Health Care: 24.35%
Biotechnology: 5.69%
ACADIA Pharmaceuticals Incorporated †«	557,036	7,921,052
Alnylam Pharmaceuticals Incorporated †	123,186	15,111,227
Array BioPharma Incorporated †	475,896	7,409,701
CareDx Incorporated †	409,831	9,962,992
Emergent BioSolutions Incorporated †	254,125	15,755,750
Esperion Therapeutics Incorporated †«	129,476	6,407,767
Flexion Therapeutics Incorporated †«	575,296	13,174,278
Galapagos NV †	65,537	6,642,830
Intercept Pharmaceuticals Incorporated †«	90,683	10,138,359
Intrexon Corporation †«	542,059	8,336,867
Ionis Pharmaceuticals Incorporated †	226,465	10,347,186
Natera Incorporated †	375,604	10,381,695
Sangamo Biosciences Incorporated †	452,490	8,257,943
		129,847,647

Health Care Equipment & Supplies: 9.69%
Atricure Incorporated †	541,885	18,722,127
Axogen Incorporated †	10,263	449,331
Cerus Corporation †	1,231,531	9,581,311
Cutera Incorporated †	273,240	9,290,160
DexCom Incorporated †	161,880	23,372,234
Glaukos Corporation †«	178,664	12,215,258
Inogen Incorporated †	113,448	30,053,510
Merit Medical Systems Incorporated †	303,579	17,865,624
Nevro Corporation †	143,098	9,647,667
Novocure Limited †	586,847	26,437,457
OraSure Technologies Incorporated †	793,881	12,710,035
Tactile Systems Technology Class I †«	444,955	30,110,105
Wright Medical Group NV †«	712,547	20,649,612
		221,104,431

Health Care Providers & Services: 1.91%
AMN Healthcare Services Incorporated †	330,468	19,266,284
HealthEquity Incorporated †	258,137	24,319,087
		43,585,371

Health Care Technology: 4.31%
athenahealth Incorporated †	98,897	15,220,248
Evolent Health Incorporated Class A †«	706,811	18,023,681
Medidata Solutions Incorporated †	229,621	19,513,193
Tabula Rasa Healthcare Incorporated †	180,583	15,831,712
Teladoc Incorporated †«	251,738	19,522,282
Vocera Communications Incorporated †	308,483	10,229,296
		98,340,412

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services: 2.37%
ICON plc ADR †	198,540	$29,586,431
Syneos Health Incorporated †	488,546	24,354,018
		53,940,449

Pharmaceuticals: 0.38%
Pacira Pharmaceuticals Incorporated †	184,688	8,708,039

Industrials: 18.67%
Aerospace & Defense: 0.79%
Kratos Defense & Security Solutions Incorporated †	1,353,157	18,078,178

Air Freight & Logistics: 0.65%
Hub Group Incorporated Class A †	279,962	14,795,992

Building Products: 3.05%
A.O. Smith Corporation	386,654	22,456,864
JELD-WEN Holding Incorporated †	431,542	10,495,101
Masonite International Corporation †	195,384	13,080,959
NCI Building Systems Incorporated †	491,151	8,300,452
PGT Incorporated †	628,343	15,268,735
		69,602,111

Commercial Services & Supplies: 2.60%
Copart Incorporated †	581,537	37,398,644
KAR Auction Services Incorporated	349,975	21,939,933
		59,338,577

Construction & Engineering: 1.36%
Dycom Industries Incorporated †	131,707	11,051,534
Granite Construction Incorporated	434,610	19,852,985
		30,904,519

Electrical Equipment: 0.73%
GrafTech International Limited	905,577	16,735,063

Machinery: 4.39%
AGCO Corporation	238,806	14,247,166
Circor International Incorporated	305,964	13,878,527
Gardner Denver Holdings Incorporated †	737,917	20,632,159
Gates Industrial Corporation plc †«	901,542	16,435,111
SPX Corporation †	635,260	21,592,487
Wabash National Corporation	730,256	13,319,869
		100,105,319

Professional Services: 1.93%
ASGN Incorporated †	371,997	34,443,202
ICF International Incorporated	116,740	9,531,821
		43,975,023

Road & Rail: 2.51%
Genesee & Wyoming Incorporated Class A †	263,691	23,175,802
Knight-Swift Transportation Holdings Incorporated «	387,181	13,214,488
Schneider National Incorporated Class B	770,119	20,831,719
		57,222,009

Trading Companies & Distributors: 0.66%
Beacon Roofing Supply Incorporated †	407,832	15,122,411

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Information Technology: 25.00%
Communications Equipment: 2.25%
Ciena Corporation †	745,078	$23,529,563
Lumentum Holdings Incorporated †«	408,369	27,728,255
		51,257,818

Electronic Equipment, Instruments & Components: 0.61%
Tech Data Corporation †	192,349	13,993,390

Internet Software & Services: 6.55%
2U Incorporated †	271,189	24,233,449
Benefitfocus Incorporated †«	351,517	15,501,900
Box Incorporated Class A †	941,945	23,134,169
Cloudera Incorporated †	766,975	11,512,295
Cornerstone OnDemand Incorporated †	398,549	22,541,931
Hortonworks Incorporated †	605,393	13,512,372
Mimecast Limited †	336,805	14,007,720
New Relic Incorporated †	164,670	16,921,489
Okta Incorporated †	131,551	8,133,798
		149,499,123

IT Services: 1.29%
Acxiom Corporation †	641,781	29,322,974

Semiconductors & Semiconductor Equipment: 4.44%
Axcelis Technologies Incorporated †	617,378	12,471,036
Cypress Semiconductor Corporation	1,591,415	27,388,252
FormFactor Incorporated †	841,917	13,007,618
Nanometrics Incorporated †	228,793	10,023,421
Silicon Motion Technology Corporation ADR	258,995	15,254,806
Teradyne Incorporated	559,991	23,066,029
		101,211,162

Software: 9.86%
Cadence Design Systems Incorporated †	629,046	29,590,324
CyberArk Software Limited †	269,805	20,348,693
Nuance Communications Incorporated †	1,041,705	17,000,626
PTC Incorporated †	343,279	34,307,303
RealPage Incorporated †	500,298	31,218,595
SS&C Technologies Holdings Incorporated	604,120	35,848,481
Talend SA ADR †	238,472	14,677,952
Ultimate Software Group Incorporated †	64,615	20,009,327
Zendesk Incorporated †	317,553	21,876,226
		224,877,527

Materials: 5.10%
Chemicals: 1.88%
KMG Chemicals Incorporated	74,834	5,798,138
Orion Engineered Carbons SA	499,585	17,985,060
Platform Specialty Products Corporation †	1,445,264	19,164,201
		42,947,399

Construction Materials: 0.60%
US Concrete Incorporated †«	286,715	13,819,663

Metals & Mining: 1.68%
Carpenter Technology Corporation	350,261	20,900,074
Steel Dynamics Incorporated	379,358	17,348,041
		38,248,115

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Paper & Forest Products: 0.94%
Boise Cascade Company				489,655	$21,397,924

Real Estate: 0.90%
Equity REITs: 0.90%
QTS Realty Trust Incorporated Class A				447,233	20,451,964

Total Common Stocks (Cost $1,399,571,286)					2,187,444,405

			Expiration date
Rights: 0.00%
Consumer Discretionary: 0.00%
Media: 0.00%
Media General Incorporated †(a)			12-31-2018	347,897	0

Total Rights (Cost $0)					0

		Yield
Short-Term Investments: 13.58%
Investment Companies: 13.58%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07%		203,501,459	203,521,810
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87		106,163,418	106,163,418
Total Short-Term Investments (Cost $309,672,361)					309,685,228

Total investments in securities (Cost $1,709,243,647)	109.48%				2,497,129,633
Other assets and liabilities, net	(9.48)				(216,145,449)

Total net assets	100.00%				$2,280,984,184

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	217,573,353	198,747,445	212,819,339	203,501,459	$203,521,810
Wells Fargo Government Money Market Fund Select Class	48,273,067	292,025,073	234,134,722	106,163,418	106,163,418

					$309,685,228	13.58%

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$259,193,071	$0	$0	$259,193,071
Consumer staples	45,605,642	0	0	45,605,642
Energy	36,934,285	0	0	36,934,285
Financials	157,278,797	0	0	157,278,797
Health care	555,526,349	0	0	555,526,349
Industrials	425,879,202	0	0	425,879,202
Information technology	570,161,994	0	0	570,161,994
Materials	116,413,101	0	0	116,413,101
Real estate	20,451,964	0	0	20,451,964
Rights
Consumer discretionary	0	0	0	0
Short-term investments
Investment companies	106,163,418	0	0	106,163,418
Investments measured at net asset value*				203,521,810

Total assets	$2,293,607,823	$0	$0	$2,497,129,633

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $203,521,810 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 99.50%
Consumer Discretionary: 13.45%
Auto Components: 1.28%
Cooper-Standard Holdings Incorporated †	15,531	$2,149,956
Superior Industries International Incorporated	29,071	630,841
		2,780,797

Diversified Consumer Services: 0.77%
Cambium Learning Group Incorporated †	96,623	1,292,816
Collectors Universe Incorporated	25,120	375,042
		1,667,858

Hotels, Restaurants & Leisure: 0.56%
Noodles & Company †	85,872	1,056,226
Red Lion Hotels Corporation †	12,734	173,819
		1,230,045

Household Durables: 1.58%
Hooker Furniture Corporation	41,476	1,744,066
William Lyon Homes Class A †	10,732	210,025
Zagg Incorporated †	91,082	1,475,528
		3,429,619

Internet & Direct Marketing Retail: 0.71%
Nutrisystem Incorporated	41,587	1,538,719

Leisure Products: 2.21%
Johnson Outdoors Incorporated Class A	21,650	2,192,712
Malibu Boats Incorporated Class A †	35,538	1,713,287
Nautilus Group Incorporated †	60,885	891,965
		4,797,964

Media: 0.62%
Entercom Communications Corporation «	112,483	882,992
Gannett Company Incorporated	45,836	471,194
		1,354,186

Multiline Retail: 0.06%
Fred’s Incorporated Class A «	77,003	131,675

Specialty Retail: 3.65%
Bed Bath & Beyond Incorporated	33,284	597,115
Children’s Place Retail Stores Incorporated	12,114	1,705,046
Destination Maternity Corporation †	124,354	624,257
GameStop Corporation Class A «	44,216	586,746
Signet Jewelers Limited	27,880	1,789,896
Stein Mart Incorporated †«	317,244	739,179
Tailored Brands Incorporated «	55,490	1,306,235
Vitamin Shoppe Incorporated †«	47,009	601,715
		7,950,189

Textiles, Apparel & Luxury Goods: 2.01%
Carter’s Incorporated	14,203	1,504,524
Charles & Colvard Limited †	80,363	82,774
Columbia Sportswear Company	5,308	481,436
Lakeland Industries Incorporated †	72,257	953,792
Rocky Brands Incorporated	44,708	1,347,946
		4,370,472

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Consumer Staples: 3.27%
Food & Staples Retailing: 1.50%
Ingles Markets Incorporated Class A	43,778	$1,573,819
Village Super Market Class A	16,400	478,552
Weis Markets Incorporated	26,077	1,214,927
		3,267,298

Food Products: 0.87%
Pilgrim’s Pride Corporation †	102,159	1,888,920

Personal Products: 0.90%
Edgewell Personal Care Company †	34,756	1,962,671

Energy: 5.53%
Energy Equipment & Services: 1.78%
Newpark Resources Incorporated †	218,652	2,295,846
Tetra Technologies Incorporated †	344,852	1,582,871
		3,878,717

Oil, Gas & Consumable Fuels: 3.75%
Abraxas Petroleum Corporation †	207,324	466,479
Carrizo Oil & Gas Incorporated †	86,831	2,103,047
Energen Corporation †	9,246	717,027
Laredo Petroleum Incorporated †	134,569	1,115,577
Southwestern Energy Company †	378,528	2,127,327
Teekay Tankers Limited Class A	277,502	299,702
W&T Offshore Incorporated †	195,104	1,320,854
		8,150,013

Financials: 23.57%
Banks: 15.03%
Banc of California Incorporated «	66,912	1,348,277
BankUnited Incorporated	16,708	648,103
Banner Corporation	30,603	1,968,691
Customers Bancorp Incorporated †	69,032	1,705,090
FB Financial Corporation	48,943	2,152,513
Fidelity Southern Corporation	83,141	2,020,326
First Connecticut Bancorp	65,213	2,067,252
First Foundation Incorporated †	72,872	1,179,069
First Interstate BancSystem Class A	44,752	2,078,730
Great Southern Bancorp Incorporated	35,124	2,082,853
Heritage Financial Corporation	58,751	2,132,661
Independent Bank Corporation	76,426	1,906,829
Midland States Bancorp Incorporated	59,138	2,036,121
OFG Bancorp	71,922	1,165,136
Orrstown Financial Services Incorporated	16,574	431,753
Popular Incorporated	28,322	1,425,729
TCF Financial Corporation	34,089	864,156
Triumph Bancorp Incorporated †	38,111	1,617,812
Union Bankshares Corporation	45,568	1,895,629
Univest Corporation of Pennsylvania	68,749	1,959,347
		32,686,077

Capital Markets: 1.83%
Blucora Incorporated †	56,305	2,038,241

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Piper Jaffray Companies Incorporated	25,124	$1,934,548
		3,972,789

Consumer Finance: 0.84%
Enova International Incorporated †	54,795	1,819,194

Insurance: 2.94%
American Equity Investment Life Holding Company	54,489	2,020,997
EMC Insurance Group Incorporated	26,033	668,527
FBL Financial Group Incorporated	24,531	1,995,597
State Auto Financial Corporation	54,515	1,711,226
		6,396,347

Thrifts & Mortgage Finance: 2.93%
Homestreet Incorporated †	30,614	901,582
NMI Holdings Incorporated Class A †	81,251	1,755,022
OceanFirst Financial Corporation	71,557	2,089,464
Walker & Dunlop Incorporated	29,863	1,627,534
		6,373,602

Health Care: 7.33%
Biotechnology: 0.40%
AMAG Pharmaceuticals Incorporated †	35,767	872,715

Health Care Equipment & Supplies: 0.69%
Fonar Corporation †	27,647	724,351
Invacare Corporation	51,261	779,167
		1,503,518

Health Care Providers & Services: 5.76%
Amedisys Incorporated †	12,601	1,575,251
AMN Healthcare Services Incorporated †	23,777	1,386,199
Encompass Health Corporation	20,774	1,694,951
Ensign Group Incorporated	53,527	2,091,300
LHC Group Incorporated †	18,452	1,825,456
Molina Healthcare Incorporated †	12,462	1,719,756
Premier Incorporated Class A †	50,470	2,232,288
		12,525,201

Pharmaceuticals: 0.48%
Bausch Health Companies Incorporated †	45,136	1,043,093

Industrials: 20.22%
Building Products: 0.89%
Patrick Industries Incorporated †	30,110	1,927,040

Commercial Services & Supplies: 2.63%
Casella Waste Systems Incorporated Class A †	64,269	1,823,954
Ennis Incorporated	92,000	2,005,600
TEAM Incorporated †«	81,203	1,892,030
		5,721,584

Construction & Engineering: 2.29%
MYR Group Incorporated †	50,242	1,746,914
Sterling Construction Company Incorporated †	130,915	1,904,813
Tutor Perini Corporation †	65,053	1,323,829
		4,975,556

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Electrical Equipment: 2.53%
Encore Wire Corporation	26,918	$1,352,630
EnerSys	24,321	2,018,400
Generac Holdings Incorporated †	38,462	2,134,256
		5,505,286

Machinery: 4.61%
Briggs & Stratton Corporation	25,999	524,140
Freightcar America Incorporated	26,771	452,698
Hyster Yale Materials Handeling Incorporated	5,504	339,597
Kadant Incorporated	14,529	1,468,155
Manitex International Incorporated †	50,680	536,194
Miller Industries Incorporated	44,400	1,278,720
Mueller Industries Incorporated	50,491	1,614,197
Standex International Corporation	15,797	1,704,496
The Greenbrier Companies Incorporated	36,388	2,110,504
		10,028,701

Professional Services: 3.95%
Barrett Business Services Incorporated	12,732	955,282
CBIZ Incorporated †	96,781	2,313,066
Kelly Services Incorporated Class A	70,514	1,777,658
Korn/Ferry International	30,870	2,072,303
WageWorks Incorporated †	27,472	1,469,752
		8,588,061

Road & Rail: 1.45%
Avis Budget Group Incorporated †	18,827	585,708
Genesee & Wyoming Incorporated Class A †	26,262	2,308,167
YRC Worldwide Incorporated †	28,064	268,572
		3,162,447

Trading Companies & Distributors: 1.87%
CAI International Incorporated †	76,776	2,072,184
DXP Enterprises Incorporated †	33,397	1,532,588
Fly Leasing Limited ADR †	30,706	454,449
		4,059,221

Information Technology: 10.34%
Communications Equipment: 1.03%
Applied Optoelectronics Incorporated †«	34,501	1,426,961
Silicom Limited †«	21,096	814,306
		2,241,267

Electronic Equipment, Instruments & Components: 3.11%
Electro Scientific Industries Incorporated †	90,099	1,977,673
Eplus Incorporated †	19,274	1,997,750
Methode Electronics Incorporated	33,822	1,341,042
Napco Security Technologies Incorporated †	61,414	927,351
Synnex Corporation	5,422	525,771
		6,769,587

Internet Software & Services: 0.56%
LogMeIn Incorporated	14,017	1,204,761

IT Services: 2.00%
Hackett Group Incorporated	62,462	1,278,597
TTEC Holdings Incorporated	12,314	322,627
Unisys Corporation †«	147,772	2,748,559
		4,349,783

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment: 3.64%
Cypress Semiconductor Corporation	49,670	$854,821
FormFactor Incorporated †	143,503	2,217,121
Rudolph Technologies Incorporated †	73,080	2,031,624
Silicon Motion Technology Corporation ADR	34,834	2,051,723
Ultra Clean Holdings Incorporated †	49,092	749,144
		7,904,433

Materials: 5.92%
Chemicals: 1.57%
Advansix Incorporated †	31,776	1,075,300
Stepan Company	23,545	2,100,449
Trecora Resources †	16,268	227,752
		3,403,501

Metals & Mining: 2.35%
Cleveland Cliffs Incorporated †	88,786	892,299
Kaiser Aluminum Corporation	19,460	2,132,621
Schnitzer Steel Industries Incorporated Class A	79,541	2,095,905
		5,120,825

Paper & Forest Products: 2.00%
Boise Cascade Company	47,232	2,064,038
Verso Corporation Class A †	72,478	2,275,084
		4,339,122

Real Estate: 7.27%
Equity REITs: 6.34%
Armada Hoffler Properties Incorporated	133,653	2,083,650
CareTrust REIT Incorporated	121,579	2,243,133
Independence Realty Trust Incorporated	50,543	522,109
Monmouth Real Estate Investment Corporation	133,929	2,329,025
National Storage Affiliates Trust	75,573	2,143,250
One Liberty Properties Incorporated	70,555	2,031,278
Potlatch Corporation	50,285	2,428,766
		13,781,211

Real Estate Management & Development: 0.93%
Marcus & Millichap Incorporated †	55,283	2,012,854

Utilities: 2.60%
Electric Utilities: 1.12%
Hawaiian Electric Industries Incorporated	68,981	2,432,960

Water Utilities: 1.48%
Aqua America Incorporated	52,609	1,956,003
Artesian Resources Corporation Class A	34,992	1,257,269
		3,213,272

Total Common Stocks (Cost $199,071,597)		216,333,151

5

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name		Yield	Shares	Value
Short-Term Investments: 3.61%
Investment Companies: 3.61%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07%	6,897,743	$6,898,432
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87	954,111	954,111
Total Short-Term Investments (Cost $7,852,191)				7,852,543

Total investments in securities (Cost $206,923,788)	103.11%			224,185,694
Other assets and liabilities, net	(3.11)			(6,768,838)

Total net assets	100.00%			$217,416,856

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	5,546,867	32,292,340	30,941,464	6,897,743	$6,898,432
Wells Fargo Government Money Market Fund Select Class	851,216	100,863,904	100,761,009	954,111	954,111

					$7,852,543	3.61%

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$29,251,524	$0	$0	$29,251,524
Consumer staples	7,118,889	0	0	7,118,889
Energy	12,028,730	0	0	12,028,730
Financials	51,248,009	0	0	51,248,009
Health care	15,944,527	0	0	15,944,527
Industrials	43,967,896	0	0	43,967,896
Information technology	22,469,831	0	0	22,469,831
Materials	12,863,448	0	0	12,863,448
Real estate	15,794,065	0	0	15,794,065
Utilities	5,646,232	0	0	5,646,232
Short-term investments
Investment companies	954,111	0	0	954,111
Investments measured at net asset value*				6,898,432

Total assets	$217,287,262	$0	$0	$224,185,694

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $6,898,432 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 37.27%
FHLMC (12 Month LIBOR +1.64%) ±	2.80%	1-1-2047	$5,110,070	$5,078,587
FHLMC	3.00	10-15-2047	35,372,927	34,510,532
FHLMC	3.00	11-15-2047	11,978,969	11,659,554
FHLMC	3.00	6-15-2048	19,140,332	18,445,523
FHLMC	3.50	12-1-2045	575,465	573,546
FHLMC	3.50	12-1-2047	2,379,014	2,366,983
FHLMC	3.50	1-1-2048	8,869,914	8,831,500
FHLMC	3.50	2-1-2048	3,508,758	3,492,321
FHLMC	3.50	2-1-2048	6,056,992	6,030,758
FHLMC	3.50	3-1-2048	21,044,676	20,954,831
FHLMC (12 Month LIBOR +1.64%) ±	3.86	7-1-2048	3,260,373	3,312,946
FHLMC	4.00	4-1-2034	3,290,290	3,374,886
FHLMC	4.00	6-1-2034	194,292	199,323
FHLMC	4.00	1-1-2035	243,128	251,212
FHLMC	4.00	1-1-2036	363,343	374,070
FHLMC	4.00	10-1-2036	2,511,027	2,585,116
FHLMC	4.00	3-1-2037	302,162	311,495
FHLMC	4.00	3-1-2037	375,540	388,072
FHLMC	4.00	3-1-2037	593,679	611,291
FHLMC	4.00	4-1-2037	2,575,420	2,651,817
FHLMC	4.00	4-1-2037	3,101,918	3,205,176
FHLMC	4.00	1-1-2042	3,480,152	3,573,821
FHLMC	4.00	8-1-2043	2,898,114	2,976,070
FHLMC	4.00	8-1-2044	1,049,032	1,073,479
FHLMC	4.00	12-1-2045	1,110,353	1,134,076
FHLMC	4.00	2-1-2046	1,300,489	1,328,282
FHLMC	4.00	6-1-2046	2,249,120	2,297,209
FHLMC	4.00	4-1-2048	3,574,616	3,653,511
FHLMC	4.00	6-1-2048	4,262,220	4,356,296
FHLMC	4.00	6-1-2048	4,990,180	5,100,321
FHLMC	4.00	8-1-2048	23,546,000	23,984,935
FHLMC	4.00	8-1-2048	28,824,648	29,361,986
FHLMC	4.00	9-1-2048	4,637,000	4,723,441
FHLMC	4.50	6-1-2039	261,322	274,649
FHLMC	4.50	7-1-2039	284,537	299,062
FHLMC	4.50	10-11-2048	54,000,000	56,017,189
FHLMC	5.00	6-1-2044	3,498,345	3,786,274
FHLMC	5.00	5-1-2048	12,926,405	13,890,141
FHLMC	5.00	6-1-2048	732,786	782,850
FHLMC	6.50	4-1-2021	460	468
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	3.11	10-15-2023	17,288	17,634
FHLMC Series 1897 Class K	7.00	9-15-2026	595	644
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	2.76	2-15-2027	1,865	1,895
FHLMC Series 2423 Class MC	7.00	3-15-2032	11,177	12,427
FHLMC Series 356 Class 300	3.00	9-15-2047	5,162,645	5,004,252
FHLMC Series 3838 Class QE	3.50	1-15-2029	404,566	404,468
FHLMC Series 4576 Class HN	3.50	8-15-2041	10,219,592	10,299,131
FHLMC Series 4640 Class LD	4.00	9-15-2043	16,511,859	16,979,102
FHLMC Series 4700 Class QJ	4.00	7-15-2044	11,251,531	11,583,772
FHLMC Series 4705 Class A	4.50	9-15-2042	7,559,773	7,909,653
FHLMC Series 4763 Class CA	3.00	9-15-2038	2,140,094	2,122,669
FHLMC Series 4767 Class KA	3.00	3-15-2048	10,830,845	10,722,008
FHLMC Series 4782 Class BA	4.50	11-15-2044	14,265,583	14,825,988
FHLMC Series 4786 Class DP	4.50	7-15-2042	5,994,139	6,203,597
FHLMC Series 4787 Class AK	3.00	5-15-2048	16,231,073	15,636,238
FHLMC Series 4796 Class AK	3.00	5-15-2048	20,186,864	19,449,089
FNMA ¤	0.00	10-9-2019	12,760,000	12,399,095
FNMA	1.50	4-25-2043	2,002,672	1,852,469
FNMA (12 Month LIBOR +1.61%) ±	2.67	5-1-2046	4,008,885	3,984,266
FNMA (12 Month LIBOR +1.60%) ±	2.95	8-1-2047	4,343,241	4,334,897
FNMA	3.00	11-1-2046	8,851,352	8,673,920
FNMA (12 Month LIBOR +1.61%) ±	3.03	12-1-2047	5,456,616	5,416,912
FNMA (12 Month LIBOR +1.62%) ±	3.13	3-1-2047	6,855,148	6,888,175
FNMA	3.50	9-1-2033	898,123	910,210
FNMA	3.50	8-1-2034	2,639,244	2,674,728
FNMA	3.50	12-1-2035	10,531,268	10,666,768
FNMA	3.50	5-1-2036	7,995,243	8,078,057
FNMA	3.50	9-1-2036	1,345,341	1,363,388

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	12-1-2036	$8,765,805	$8,881,744
FNMA	3.50	3-1-2037	13,735,966	13,868,222
FNMA	3.50	5-1-2037	11,230,973	11,381,824
FNMA	3.50	5-1-2038	13,063,802	13,118,626
FNMA	3.50	2-1-2041	29,459,479	29,537,099
FNMA	3.50	2-1-2042	26,553,581	26,623,608
FNMA	3.50	5-1-2042	20,621,365	20,749,274
FNMA	3.50	6-1-2042	75,520,347	75,720,333
FNMA	3.50	6-1-2043	862,632	864,118
FNMA	3.50	11-1-2046	7,951,269	8,013,852
FNMA	3.50	11-1-2047	2,866,373	2,852,290
FNMA	3.50	12-1-2047	7,696,271	7,670,193
FNMA	3.50	1-1-2048	23,595,315	23,484,172
FNMA	3.50	1-1-2048	17,139,612	17,173,095
FNMA	3.50	2-1-2048	10,016,430	9,971,621
FNMA (12 Month LIBOR +1.62%) ±	3.73	8-1-2048	6,070,097	6,194,271
FNMA (12 Month LIBOR +1.62%) ±	3.75	7-1-2048	6,021,131	6,148,890
FNMA (12 Month LIBOR +1.62%) ±	3.75	8-1-2048	3,157,249	3,224,435
FNMA	4.00	7-1-2029	1	1
FNMA	4.00	2-1-2032	95,792	98,955
FNMA	4.00	12-1-2033	540,689	558,597
FNMA	4.00	4-1-2034	5,217,038	5,389,785
FNMA	4.00	7-1-2035	8,942,432	9,237,909
FNMA	4.00	11-1-2035	3,981,524	4,113,231
FNMA	4.00	11-1-2035	891,957	919,831
FNMA	4.00	1-1-2036	7,663,813	7,917,279
FNMA	4.00	1-1-2036	502,907	518,611
FNMA	4.00	7-1-2036	6,413,034	6,613,270
FNMA	4.00	9-1-2036	2,665,088	2,745,627
FNMA	4.00	11-1-2036	1,944,115	2,008,383
FNMA	4.00	12-1-2036	6,718,343	6,928,053
FNMA	4.00	12-1-2036	208,088	214,336
FNMA	4.00	12-1-2036	424,541	437,293
FNMA	4.00	1-1-2037	313,237	322,628
FNMA	4.00	2-1-2037	559,547	576,350
FNMA	4.00	2-1-2037	463,730	477,666
FNMA	4.00	3-1-2037	976,287	1,004,101
FNMA	4.00	3-1-2037	1,848,649	1,904,164
FNMA	4.00	3-1-2037	1,313,002	1,350,397
FNMA	4.00	3-1-2037	691,282	710,932
FNMA	4.00	3-1-2037	1,020,510	1,049,578
FNMA	4.00	3-1-2037	908,408	934,270
FNMA	4.00	3-1-2037	244,585	251,547
FNMA	4.00	3-1-2037	519,034	533,816
FNMA	4.00	3-1-2037	200,994	206,724
FNMA	4.00	4-1-2037	891,771	917,162
FNMA	4.00	4-1-2037	1,923,805	1,978,619
FNMA	4.00	5-1-2037	557,921	573,826
FNMA	4.00	5-1-2037	926,528	952,928
FNMA	4.00	5-1-2037	1,004,527	1,033,143
FNMA	4.00	5-1-2037	1,197,137	1,231,267
FNMA	4.00	6-1-2037	2,243,653	2,307,623
FNMA	4.00	7-1-2037	1,212,898	1,247,470
FNMA	4.00	7-1-2037	589,345	606,148
FNMA	4.00	7-1-2037	7,594,520	7,808,644
FNMA	4.00	9-1-2037	1,159,319	1,192,374
FNMA	4.00	9-1-2037	2,319,878	2,386,026
FNMA	4.00	9-1-2037	2,023,334	2,081,025
FNMA	4.00	10-1-2037	1,270,381	1,306,604
FNMA	4.00	10-1-2037	3,387,445	3,499,082
FNMA	4.00	11-1-2037	6,690,634	6,879,075
FNMA	4.00	11-1-2037	1,873,903	1,927,335
FNMA	4.00	12-1-2037	1,108,296	1,139,899
FNMA	4.00	12-1-2037	2,026,547	2,084,332
FNMA	4.00	1-1-2038	997,115	1,025,549
FNMA	4.00	1-1-2038	2,441,442	2,511,060
FNMA	4.00	1-1-2038	1,605,890	1,656,150
FNMA	4.00	11-1-2040	5,593,094	5,735,081
FNMA	4.00	1-1-2042	1,784,528	1,833,038

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	8-1-2042	$1,842,843	$1,892,895
FNMA	4.00	10-1-2043	4,246,549	4,347,937
FNMA	4.00	5-1-2045	8,246,307	8,421,199
FNMA	4.00	5-1-2045	1,375,776	1,411,819
FNMA	4.00	9-1-2045	1,557,367	1,605,909
FNMA	4.00	10-1-2045	981,164	1,002,404
FNMA	4.00	12-1-2045	622,153	635,622
FNMA	4.00	12-1-2045	166,002	170,064
FNMA	4.00	12-1-2045	381,217	390,339
FNMA	4.00	5-1-2046	5,273,142	5,392,443
FNMA	4.00	7-1-2046	323,584	331,471
FNMA	4.00	1-1-2047	893,272	913,660
FNMA	4.00	1-1-2047	551,155	565,027
FNMA	4.00	2-1-2047	3,462,401	3,547,633
FNMA	4.00	2-1-2047	2,010,137	2,059,865
FNMA	4.00	3-1-2047	1,115,686	1,141,162
FNMA	4.00	3-1-2047	3,027,414	3,102,336
FNMA	4.00	4-1-2047	893,574	918,363
FNMA	4.00	4-1-2047	1,530,695	1,568,555
FNMA	4.00	4-1-2047	998,891	1,017,766
FNMA	4.00	4-1-2047	2,499,789	2,556,846
FNMA	4.00	4-1-2047	1,020,160	1,041,891
FNMA	4.00	4-1-2047	999,360	1,024,590
FNMA	4.00	5-1-2047	4,136,071	4,226,062
FNMA	4.00	5-1-2047	1,096,351	1,123,475
FNMA	4.00	5-1-2047	1,792,804	1,826,642
FNMA	4.00	8-1-2047	30,834,920	31,500,526
FNMA	4.00	10-1-2047	819,719	842,604
FNMA	4.00	10-1-2047	773,171	793,803
FNMA	4.00	10-1-2047	2,118,726	2,171,538
FNMA	4.00	10-1-2047	909,782	930,709
FNMA	4.00	11-1-2047	34,230,432	35,022,247
FNMA	4.00	2-1-2048	7,531,133	7,682,961
FNMA	4.00	3-1-2048	4,818,016	4,923,248
FNMA	4.00	3-1-2048	4,684,761	4,787,082
FNMA	4.00	4-1-2048	18,078,527	18,433,616
FNMA	4.00	5-1-2048	2,120,070	2,170,395
FNMA	4.00	5-1-2048	8,049,743	8,225,572
FNMA	4.00	6-1-2048	4,142,180	4,232,661
FNMA	4.00	7-1-2048	4,605,965	4,706,575
FNMA	4.00	8-1-2048	54,628,080	55,663,036
FNMA	4.00	9-13-2048	61,100,000	62,198,786
FNMA	4.50	5-1-2034	2,001,157	2,104,830
FNMA	4.50	6-1-2041	336,281	351,965
FNMA	4.50	3-1-2043	3,737,860	3,891,398
FNMA	4.50	3-1-2044	1,163,354	1,213,947
FNMA	4.50	10-1-2045	6,120,448	6,371,528
FNMA	4.50	2-1-2046	145,996	152,025
FNMA	4.50	7-1-2048	47,833,731	49,672,520
FNMA	4.50	9-13-2048	63,200,000	65,613,513
FNMA %%	4.50	10-11-2048	24,900,000	25,821,714
FNMA	5.00	7-1-2044	693,748	738,282
FNMA	5.00	5-1-2048	6,484,410	6,907,392
FNMA	5.00	6-1-2048	13,387,920	14,437,317
FNMA	5.00	6-1-2048	1,663,673	1,778,138
FNMA	5.00	6-1-2048	1,843,008	1,963,539
FNMA	5.00	11-13-2048	12,600,000	13,278,278
FNMA	5.00	8-1-2056	22,973,615	24,628,267
FNMA	6.00	4-1-2022	6,452	6,993
FNMA	6.00	2-1-2029	5,794	6,352
FNMA	6.00	3-1-2033	42,183	46,582
FNMA	6.00	11-1-2033	14,937	16,497
FNMA Series 1998-38 Class PL	6.00	11-25-2028	273,390	294,783
FNMA Series 1999-54 Class LH	6.50	11-25-2029	10,060	10,882
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	76,140
FNMA Series 2014-40 Class EP	3.50	10-25-2042	3,445,288	3,483,044
FNMA Series 2017-13 Class PA	3.00	8-25-2046	6,251,272	6,171,405
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,108,000	2,033,671

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2018-12 Class P	3.00%	3-25-2046	$7,391,858	$7,242,688
FNMA Series 2018-14 Class KC	3.00	3-25-2048	6,894,267	6,902,656
FNMA Series 2018-15 Class AB	3.00	3-25-2048	2,399,347	2,378,947
FNMA Series 2018-15 Class CA	3.00	3-25-2048	2,563,081	2,533,985
FNMA Series 2018-38 Class LA	3.00	6-25-2048	20,109,803	19,348,035
FNMA Series 2018-4 Class HC	2.50	12-25-2047	6,254,328	5,963,979
FNMA Series 2018-43 Class CT	3.00	6-25-2048	19,152,180	18,404,513
FNMA Series 2018-45 Class GA	3.00	6-25-2048	41,573,549	39,950,592
FNMA Series 2018-50 Class BA	3.00	7-25-2048	41,034,948	39,493,117
FNMA Series 2018-56 Class CH	3.00	8-25-2048	9,526,577	9,197,053
FNMA Series 2018-57 Class PT	3.00	8-25-2048	7,591,278	7,312,550
FNMA Series 2018-59 Class DA	3.00	8-25-2048	21,350,748	20,574,687
FNMA Series 2018-63 Class DA (a)	3.50	9-25-2048	5,812,668	5,747,921
FNMA Series 2018-8 Class KL	2.50	3-25-2047	7,502,000	7,120,299
GNMA	3.50	5-20-2046	4,264,482	4,290,145
GNMA	3.50	7-20-2046	17,501,984	17,655,145
GNMA	3.50	1-20-2047	3,607,349	3,626,769
GNMA	3.50	1-20-2048	12,256,035	12,313,058
GNMA	3.50	1-20-2048	6,905,154	6,937,816
GNMA	3.50	1-20-2048	2,257,508	2,271,162
GNMA	3.50	1-20-2048	6,220,995	6,245,054
GNMA	4.00	3-20-2048	2,613,515	2,681,347
GNMA	4.00	4-20-2048	3,967,437	4,070,433
GNMA	4.00	4-20-2048	3,000,797	3,082,984
GNMA	4.00	4-20-2048	2,009,537	2,067,718
GNMA	4.50	6-20-2048	19,425,896	20,203,066
GNMA	4.50	8-20-2048	7,160,947	7,447,434
GNMA %%	4.50	9-20-2048	43,706,000	45,454,935
GNMA	4.50	10-18-2048	49,800,000	51,678,445
GNMA %%	4.50	11-19-2048	42,000,000	43,525,168
GNMA	5.00	12-20-2039	264,474	287,704
GNMA	5.00	11-20-2045	430,225	470,077
GNMA	5.00	4-20-2048	1,485,640	1,589,258
GNMA	5.00	5-20-2048	53,549,700	56,308,083
GNMA	5.00	6-20-2048	48,840,495	51,422,053
GNMA	5.00	7-20-2048	105,328,212	110,879,361
GNMA	5.00	8-20-2048	52,417,737	55,107,642
GNMA	5.00	9-20-2048	13,104,691	13,784,527
GNMA	5.00	10-18-2048	37,300,000	39,108,304
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	1,913,312	2,021,811
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	10,215,033	9,863,013
Total Agency Securities (Cost $2,175,090,773)				2,166,809,382

Asset-Backed Securities: 11.62%
Ally Auto Receivables Trust Series 2015-1 Class A4	1.75	5-15-2020	2,338,388	2,333,492
Ally Auto Receivables Trust Series 2015-2 Class A4	1.84	6-15-2020	2,216,000	2,210,941
Ally Auto Receivables Trust Series 2018-1 Class A4	2.53	2-15-2023	2,471,000	2,436,119
Ally Auto Receivables Trust Series 2018-2 Class A4	3.09	6-15-2023	5,845,000	5,844,399
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	2.46	2-15-2021	2,468,000	2,470,902
Ally Master Owner Trust Series 2018-4 Class A	3.30	7-17-2023	5,619,000	5,640,575
Americredit Automobile Receivables Series 2018-1 Class A3	3.07	12-19-2022	2,541,000	2,540,253
Avis Budget Rental Car Funding LLC Series 2016-2A Class A 144A	2.72	11-20-2022	3,087,000	3,018,722
Avis Budget Rental Car Funding LLC Series 2017-1a Class A 144A	3.07	9-20-2023	7,578,000	7,446,970
Capital Auto Receivables Asset Trust Series 2015-3 Class A4	2.13	5-20-2020	1,839,000	1,837,189
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	4,269,000	4,260,120
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,446,695
Capital Auto Receivables Asset Trust Series 2016-2 Class A4	1.63	1-20-2021	964,000	956,243
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,393,122
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2 (1 Month LIBOR +0.33%) ±	2.41	1-20-2025	10,979,000	10,983,386
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6	3.21	12-7-2024	5,858,000	5,876,579
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) ±144A	3.71	11-26-2046	4,602,740	4,697,760
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	3,148,107	3,163,681
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	3,122,000	3,054,684
Ford Credit Auto Owner Trust Series 2015-A Class A4	1.64	6-15-2020	2,106,441	2,101,491
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	7,242,000	7,083,305

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92%	4-15-2022	$3,576,000	$3,505,717
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	8,597,000	8,447,979
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	24,558,000	24,679,358
GM Financial Securitized Term Automobile Receivables Trust Series 2018-3 Series A4	3.16	1-16-2024	3,282,000	3,283,089
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	17,213,000	17,067,103
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	9,811,000	9,658,880
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	3,863,000	3,809,292
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,513,751
Hertz Vehicle Financing LLC Series 2016-3A Class B 144A	3.11	7-25-2020	2,186,000	2,179,071
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	11,341,000	11,044,881
Hertz Vehicle Financing LLC Series 2017-1A Class A 144A	2.96	10-25-2021	4,777,000	4,726,463
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	7,635,000	7,468,530
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	5,490,000	5,494,993
Hertz Vehicle Financing LLC Series 2018-3A Class A 144A	4.03	7-25-2024	8,575,000	8,612,519
Honda Auto Receivables Owner Trust Series 2018-2 Class A4	3.16	8-19-2024	4,653,000	4,670,152
Kubota Credit Owner Trust Series 2018-1A Class A4 144A	3.21	1-15-2025	3,347,000	3,342,423
Mercedes Benz Auto Receivables Trust Series 2018-1 Class A4	3.15	10-15-2024	3,354,000	3,365,920
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	2.57	6-25-2031	4,986,414	4,982,962
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) ±144A	3.66	10-15-2031	6,169,000	6,362,056
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) ±144A	2.76	9-16-2024	1,817,281	1,819,361
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,766,953
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) ±144A	2.76	2-25-2070	20,529,782	20,607,405
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month LIBOR +0.85%) ±144A	2.91	6-25-2065	3,223,000	3,240,252
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	8,532,130	8,639,380
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) ±144A	4.21	12-15-2045	3,223,931	3,356,201
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) ±144A	2.83	9-25-2065	9,152,908	9,198,499
Navient Student Loan Trust Series 2017-3A Class A (1 Month LIBOR +0.85%) ±144A	2.91	2-25-2066	9,452,525	9,507,191
Navient Student Loan Trust Series 2017-4A Class A2 (1 Month LIBOR +0.50%) ±144A	2.56	9-27-2066	8,147,000	8,173,875
Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) ±144A	2.46	12-16-2058	3,728,634	3,731,867
Navient Student Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) ±144A	2.96	12-16-2058	8,966,000	9,026,366
Navient Student Loan Trust Series 2018-A Class A2 144A	3.19	2-18-2042	2,233,000	2,207,130
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.50	1-25-2037	2,948,632	2,923,315
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	2.52	10-27-2036	3,200,482	3,162,463
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	2.45	10-25-2033	17,683,867	17,574,913
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	2.43	3-23-2037	16,214,933	16,106,703
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	2.45	12-24-2035	20,028,336	19,865,728
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	2.51	3-22-2032	4,548,037	4,494,488
Nelnet Student Loan Trust Series 2010-4A Class A (1 Month LIBOR +0.80%) ±144A	2.86	4-25-2046	1,762,049	1,778,135
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) ±144A	2.86	9-25-2065	8,910,553	9,012,188
Nelnet Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.44%) ±144A	2.52	9-27-2066	9,043,000	9,042,991
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) ±144A	3.09	12-15-2032	4,028,634	4,011,123
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) ±144A	2.94	10-25-2029	10,671,000	10,741,593
SLM Student Loan Trust Series 2005-10 Class A5 (3 Month LIBOR +0.13%) ±	2.47	7-26-2021	3,041,787	3,014,495

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2005-4 Class A3 (3 Month LIBOR +0.12%) ±	2.46%	1-25-2027	$13,901,792	$13,858,795
SLM Student Loan Trust Series 2005-7 Class A4 (3 Month LIBOR +0.15%) ±	2.49	10-25-2029	8,872,678	8,860,464
SLM Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	2.45	7-26-2021	13,957,675	13,818,824
SLM Student Loan Trust Series 2006-3 Class A5 (3 Month LIBOR +0.10%) ±	2.44	1-25-2021	7,942,077	7,862,786
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	2.40	7-25-2022	11,939,000	11,736,540
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	2.46	3-25-2025	2,035,236	2,001,964
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	3.01	9-25-2028	14,442,747	14,476,065
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	2.76	1-25-2029	7,351,543	7,314,181
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	2.81	5-26-2026	3,311,315	3,311,313
SLM Student Loan Trust Series 2012-E Class A2 (1 Month LIBOR +1.75%) ±144A	3.81	6-15-2045	835,216	835,284
SLM Student Loan Trust Series 2013-B Class A2B (1 Month LIBOR +1.10%) ±144A	3.16	6-17-2030	531,664	533,807
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	2,228,833	2,201,779
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) ±144A	3.06	6-15-2027	4,939,100	4,977,700
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	2,790,434	2,772,628
SMB Private Education Loan Trust Series 2015-B Class A2B (1 Month LIBOR +1.20%) ±144A	3.26	7-15-2027	7,722,347	7,802,208
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) ±144A	3.46	7-15-2027	2,660,152	2,695,955
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	16,270,293	15,921,570
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) ±144A	3.56	5-15-2031	14,382,488	14,777,705
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	8,787,614	8,531,549
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) ±144A	3.51	2-17-2032	14,384,185	14,651,976
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	11,652,000	11,341,228
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) ±144A	3.16	9-15-2034	10,351,000	10,484,403
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) ±144A	2.96	9-15-2034	2,733,000	2,751,021
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) ±144A	2.81	10-15-2035	7,998,000	8,023,465
SMB Private Education Loan Trust Series 2018-A Class A2B (1 Month LIBOR +0.80%) ±144A	2.86	2-15-2036	4,315,000	4,331,263
SMB Private Education Loan Trust Series 2018-B Class A2A 144A	3.60	1-15-2037	8,211,000	8,243,692
SMB Private Education Loan Trust Series 2018-B Class A2B (1 Month LIBOR +0.72%) ±144A	2.78	1-15-2037	7,041,000	7,040,344
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.58	2-25-2028	15,005	14,899
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	2,920,000	2,892,605
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	12,449,000	12,535,788
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A4	3.15	7-22-2024	2,289,000	2,290,866
World Financial Network Credit Card Master Trust Series 2014-B Class A4	1.68	12-15-2020	1,960,862	1,956,911
World Financial Network Credit Card Master Trust Series 2015-B Class A	2.55	6-17-2024	444,000	438,770
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	12,722,000	12,323,628
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,798,881
World Financial Network Credit Card Master Trust Series 2017-A Class A	2.12	3-15-2024	7,015,000	6,905,442
World Financial Network Credit Card Master Trust Series 2017-C Class A	2.31	8-15-2024	12,914,000	12,698,272
World Omni Auto ReceivablesTrust Series 2018-B Class A3	2.87	7-17-2023	2,334,000	2,327,754
Total Asset-Backed Securities (Cost $674,101,460)				675,356,707

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 18.10%
Consumer Discretionary: 0.96%
Hotels, Restaurants & Leisure: 0.38%
McDonald’s Corporation	4.45%	9-1-2048	$1,846,000	$1,827,782
Starbucks Corporation	3.75	12-1-2047	1,842,000	1,624,633
Starbucks Corporation	3.80	8-15-2025	11,711,000	11,702,399
Starbucks Corporation	4.00	11-15-2028	7,027,000	7,036,770
				22,191,584

Household Durables: 0.09%
Lennar Corporation	4.75	11-29-2027	5,280,000	5,035,800

Media: 0.40%
21st Century Fox America Incorporated	4.95	10-15-2045	2,048,000	2,239,773
Charter Communications Operating LLC	3.75	2-15-2028	2,181,000	2,013,582
Charter Communications Operating LLC	4.20	3-15-2028	3,392,000	3,234,809
Charter Communications Operating LLC	4.46	7-23-2022	1,990,000	2,029,732
Charter Communications Operating LLC	5.38	5-1-2047	2,003,000	1,868,264
Time Warner Cable Incorporated	3.80	2-15-2027	3,000,000	2,877,424
Time Warner Cable Incorporated	4.85	7-15-2045	1,942,000	1,814,066
Time Warner Cable Incorporated	6.55	5-1-2037	1,437,000	1,551,753
Walt Disney Company	4.13	6-1-2044	2,977,000	2,944,919
Warner Media LLC	5.35	12-15-2043	1,057,000	1,033,718
Warner Media LLC	5.38	10-15-2041	1,697,000	1,673,226
				23,281,266

Multiline Retail: 0.09%
Dollar General Corporation	4.13	5-1-2028	5,214,000	5,197,788

Consumer Staples: 1.57%
Beverages: 0.17%
Constellation Brands Incorporated	3.20	2-15-2023	7,524,000	7,352,234
Constellation Brands Incorporated	3.60	2-15-2028	2,867,000	2,705,736
				10,057,970

Food & Staples Retailing: 0.54%
Costco Wholesale Corporation	2.75	5-18-2024	4,654,000	4,535,102
Costco Wholesale Corporation	3.00	5-18-2027	7,254,000	6,973,439
Walmart Incorporated	3.40	6-26-2023	5,712,000	5,780,347
Walmart Incorporated	3.70	6-26-2028	10,981,000	11,082,198
Walmart Incorporated	3.95	6-28-2038	2,752,000	2,770,233
				31,141,319

Food Products: 0.45%
General Mills Incorporated	4.55	4-17-2038	2,867,000	2,808,591
General Mills Incorporated «	4.70	4-17-2048	2,512,000	2,452,273
Kraft Heinz Foods Company	2.80	7-2-2020	6,237,000	6,184,457
Kraft Heinz Foods Company	4.38	6-1-2046	7,356,000	6,427,859
Kraft Heinz Foods Company	4.63	1-30-2029	8,248,000	8,234,032
				26,107,212

Household Products: 0.08%
Church & Dwight Company Incorporated	2.45	8-1-2022	1,565,000	1,509,253
Church & Dwight Company Incorporated	3.15	8-1-2027	2,597,000	2,436,045
Church & Dwight Company Incorporated «	3.95%	8-1-2047	809,000	739,087
				4,684,385

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Tobacco: 0.33%
B.A.T. Capital Corporation 144A	4.39%	8-15-2037	$1,805,000	1,679,532
B.A.T. Capital Corporation 144A	2.30	8-14-2020	3,161,000	3,103,504
B.A.T. Capital Corporation 144A	2.76	8-15-2022	4,279,000	4,145,031
B.A.T. Capital Corporation 144A	3.22	8-15-2024	4,255,000	4,067,932
B.A.T. Capital Corporation 144A	4.54	8-15-2047	2,268,000	2,092,363
Reynolds American Incorporated	5.85	8-15-2045	4,042,000	4,405,960
				19,494,322

Energy: 1.88%
Energy Equipment & Services: 0.15%
Schlumberger Holdings Corporation 144A	4.00	12-21-2025	8,363,000	8,407,727

Oil, Gas & Consumable Fuels: 1.73%
Anadarko Petroleum Corporation	3.45	7-15-2024	3,390,000	3,286,671
Anadarko Petroleum Corporation	4.85	3-15-2021	2,326,000	2,398,209
Andeavor Logistics LP	3.50	12-1-2022	2,393,000	2,354,864
Andeavor Logistics LP	5.20	12-1-2047	3,294,000	3,268,199
Apache Corporation	5.10	9-1-2040	886,000	882,265
Apache Corporation	5.25	2-1-2042	1,293,000	1,319,631
Cimarex Energy Company	3.90	5-15-2027	2,103,000	2,019,549
Cimarex Energy Company	4.38	6-1-2024	7,383,000	7,477,814
Concho Resources Incorporated	4.30	8-15-2028	4,231,000	4,229,868
Devon Energy Corporation	5.00	6-15-2045	3,378,000	3,406,708
Enbridge Energy Partners LP	7.38	10-15-2045	1,180,000	1,543,442
Energy Transfer Partners LP	5.50	6-1-2027	6,491,000	6,807,436
Energy Transfer Partners LP	6.00	6-15-2048	1,067,000	1,132,410
Energy Transfer Partners LP	6.13	12-15-2045	3,587,000	3,791,601
Energy Transfer Partners LP	6.50	2-1-2042	1,152,000	1,264,608
Exxon Mobil Corporation	4.11	3-1-2046	5,723,000	5,860,254
Hess Corporation	5.60	2-15-2041	852,000	862,768
Hess Corporation	5.80	4-1-2047	1,773,000	1,848,344
HollyFrontier Corporation	5.88	4-1-2026	2,783,000	2,995,007
Kinder Morgan Incorporated	3.15	1-15-2023	5,049,000	4,954,856
Kinder Morgan Incorporated 144A	5.00	2-15-2021	6,391,000	6,618,543
Marathon Petroleum Corporation	4.75	9-15-2044	2,320,000	2,251,771
MPLX LP	4.70	4-15-2048	3,561,000	3,327,661
MPLX LP	5.20	3-1-2047	2,130,000	2,124,817
Northwest Pipeline LLC 144A	4.00	4-1-2027	5,595,000	5,472,977
Western Gas Partners LP	5.30	3-1-2048	4,154,000	3,957,394
Western Gas Partners LP	5.50	8-15-2048	2,950,000	2,860,580
Williams Companies Incorporated	3.75	6-15-2027	3,158,000	3,028,741
Williams Companies Incorporated	4.55	6-24-2024	2,626,000	2,680,201
Williams Companies Incorporated	4.85	3-1-2048	1,456,000	1,411,461
Williams Companies Incorporated	5.40	3-4-2044	2,134,000	2,217,218
Williams Companies Incorporated	5.75	6-24-2044	2,802,000	3,012,150
				100,668,018

Financials: 4.78%
Banks: 2.56%
Bank of America Corporation (3 Month LIBOR +0.37%) ±	2.74	1-23-2022	4,299,000	4,233,133
Bank of America Corporation	3.25	10-21-2027	6,318,000	5,933,387
Bank of America Corporation	3.30	1-11-2023	5,894,000	5,848,308
Bank of America Corporation (3 Month LIBOR +1.37%) ±	3.59	7-21-2028	4,448,000	4,257,176
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	12,800,000	12,858,790
Bank of America Corporation	4.00	4-1-2024	5,341,000	5,426,352
Bank of America Corporation (3 Month LIBOR +1.81%) ±	4.24	4-24-2038	4,519,000	4,447,527
Bank of America Corporation	4.45	3-3-2026	3,229,000	3,235,842
Capital One NA	2.65	8-8-2022	3,682,000	3,552,181
Citibank NA	3.40	7-23-2021	7,582,000	7,597,601

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated (3 Month LIBOR +0.95%) ±	2.88%	7-24-2023	$2,051,000	$1,991,371
Citigroup Incorporated	3.20	10-21-2026	2,103,000	1,972,681
Citigroup Incorporated (3 Month LIBOR +1.17%) ±	3.88	1-24-2039	1,465,000	1,356,392
Citigroup Incorporated (3 Month LIBOR +1.02%) ±	4.04	6-1-2024	7,560,000	7,625,439
Citigroup Incorporated (3 Month LIBOR +1.19%) ±	4.08	4-23-2029	2,058,000	2,025,659
Citigroup Incorporated	4.45	9-29-2027	9,865,000	9,772,230
Comerica Incorporated	3.70	7-31-2023	12,797,000	12,830,753
Fifth Third Bank	3.95	7-28-2025	8,655,000	8,718,304
JPMorgan Chase & Company	2.30	8-15-2021	3,309,000	3,225,055
JPMorgan Chase & Company	2.95	10-1-2026	9,606,000	8,989,286
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	10,536,000	10,586,242
JPMorgan Chase & Company (3 Month LIBOR +0.73%) ±	3.56	4-23-2024	2,188,000	2,177,193
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	8,280,000	7,719,199
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	2,125,000	2,042,223
PNC Bank NA	3.50	6-8-2023	3,155,000	3,172,534
PNC Bank NA	4.05	7-26-2028	7,217,000	7,303,681
				148,898,539

Capital Markets: 0.45%
Goldman Sachs Group Incorporated	3.50	11-16-2026	3,003,000	2,859,038
Goldman Sachs Group Incorporated (3 Month LIBOR +1.30%) ±	4.22	5-1-2029	6,300,000	6,223,586
Goldman Sachs Group Incorporated (3 Month LIBOR +1.43%) ±	4.41	4-23-2039	5,770,000	5,635,444
Morgan Stanley	2.63	11-17-2021	5,897,000	5,758,622
Morgan Stanley	2.75	5-19-2022	24,000	23,399
Morgan Stanley (3 Month LIBOR +1.46%) ±	3.97	7-22-2038	3,043,000	2,848,367
PPL Capital Funding Incorporated	3.10	5-15-2026	3,198,000	2,995,189
				26,343,645

Consumer Finance: 1.07%
American Express Company	3.40	2-27-2023	10,575,000	10,483,120
American Express Company	3.70	8-3-2023	9,797,000	9,830,811
Capital One Financial Corporation	2.40	10-30-2020	3,870,000	3,798,080
Capital One Financial Corporation	3.20	1-30-2023	2,922,000	2,850,529
Capital One Financial Corporation	4.25	4-30-2025	7,348,000	7,381,331
ERAC USA Finance LLC 144A	4.50	2-15-2045	975,000	933,935
Ford Motor Credit Company LLC	3.81	10-12-2021	2,363,000	2,330,698
Ford Motor Credit Company LLC «	3.82	11-2-2027	5,617,000	5,052,098
Ford Motor Credit Company LLC	4.14	2-15-2023	1,596,000	1,572,108
Ford Motor Credit Company LLC	5.29	12-8-2046	7,184,000	6,376,447
General Motors Financial Company Incorporated	4.15	6-19-2023	2,124,000	2,118,270
General Motors Financial Company Incorporated	5.15	4-1-2038	4,175,000	3,961,421
General Motors Financial Company Incorporated	5.40	4-1-2048	714,000	673,599
John Deere Capital Corporation	2.65	6-24-2024	4,905,000	4,712,910
				62,075,357

Diversified Financial Services: 0.13%
Voya Financial Incorporated	3.13	7-15-2024	6,142,000	5,842,118
Voya Financial Incorporated	4.80	6-15-2046	1,645,000	1,645,495
				7,487,613

Insurance: 0.57%
American International Group Incorporated	4.20	4-1-2028	3,306,000	3,283,169
American International Group Incorporated	6.25	5-1-2036	1,862,000	2,149,660
Berkshire Hathaway Finance Corporation	4.20	8-15-2048	4,662,000	4,720,530
Brighthouse Financial	3.70	6-22-2027	2,155,000	1,923,853
Liberty Mutual Group Incorporated 144A	4.25	6-15-2023	2,123,000	2,158,846
MetLife Incorporated	4.60	5-13-2046	2,565,000	2,630,529
New York Life Global Funding 144A	3.25	8-6-2021	5,315,000	5,333,146
Pricoa Global Funding I 144A	3.45	9-1-2023	9,600,000	9,579,369
Prudential Financial Incorporated	4.60	5-15-2044	1,035,000	1,063,501
				32,842,603

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care: 2.06%
Biotechnology: 0.39%
AbbVie Incorporated	2.50%	5-14-2020	$7,964,000	$7,890,024
Celgene Corporation	2.75	2-15-2023	7,630,000	7,339,888
Celgene Corporation	2.88	2-19-2021	2,055,000	2,034,479
Celgene Corporation	4.35	11-15-2047	1,303,000	1,189,835
Celgene Corporation	4.55	2-20-2048	4,235,000	3,996,845
				22,451,071

Health Care Equipment & Supplies: 0.72%
Abbott Laboratories	3.75	11-30-2026	6,889,000	6,830,185
Abbott Laboratories	4.90	11-30-2046	4,615,000	5,014,674
Becton Dickinson & Company	2.40	6-5-2020	6,975,000	6,860,225
Becton Dickinson & Company	2.89	6-6-2022	5,795,000	5,641,670
Becton Dickinson & Company	3.70	6-6-2027	4,715,000	4,514,885
Becton Dickinson & Company	4.69	12-15-2044	3,810,000	3,739,344
Stryker Corporation	3.38	11-1-2025	3,212,000	3,136,360
Stryker Corporation	3.65	3-7-2028	6,169,000	6,038,434
				41,775,777

Health Care Providers & Services: 0.61%
Anthem Incorporated	2.95	12-1-2022	4,625,000	4,509,412
CVS Health Corporation	4.30	3-25-2028	8,640,000	8,574,865
CVS Health Corporation	4.78	3-25-2038	3,699,000	3,679,733
CVS Health Corporation	5.05	3-25-2048	3,515,000	3,562,255
UnitedHealth Group Incorporated	3.15	6-15-2021	4,649,000	4,651,993
UnitedHealth Group Incorporated	3.50	6-15-2023	156,000	157,025
UnitedHealth Group Incorporated	3.85	6-15-2028	7,397,000	7,471,331
UnitedHealth Group Incorporated	4.25	6-15-2048	3,164,000	3,173,754
				35,780,368

Pharmaceuticals: 0.34%
GlaxoSmithKline Capital Incorporated	3.38	5-15-2023	10,548,000	10,560,947
Johnson & Johnson	2.63	1-15-2025	2,135,000	2,073,345
Johnson & Johnson	3.40	1-15-2038	4,375,000	4,125,341
Johnson & Johnson	3.50	1-15-2048	2,360,000	2,207,029
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	985,000	950,683
				19,917,345

Industrials: 1.89%
Aerospace & Defense: 0.83%
Northrop Grumman Corporation	2.08	10-15-2020	4,800,000	4,701,283
Northrop Grumman Corporation	2.55	10-15-2022	6,924,000	6,708,183
Northrop Grumman Corporation	3.25	8-1-2023	6,387,000	6,331,994
Northrop Grumman Corporation	3.25	1-15-2028	2,944,000	2,789,816
Northrop Grumman Corporation	4.03	10-15-2047	943,000	881,282
The Boeing Company	3.55	3-1-2038	1,710,000	1,653,144
The Boeing Company	3.63	3-1-2048	581,000	550,701
United Technologies Corporation	3.65	8-16-2023	8,227,000	8,253,685
United Technologies Corporation	3.95	8-16-2025	3,535,000	3,550,615
United Technologies Corporation	4.13	11-16-2028	9,403,000	9,397,946
United Technologies Corporation	4.45	11-16-2038	2,385,000	2,369,137
United Technologies Corporation	4.63	11-16-2048	1,331,000	1,343,672
				48,531,458

Air Freight & Logistics: 0.08%
FedEx Corporation	4.40	1-15-2047	1,220,000	1,155,340
FedEx Corporation	4.55	4-1-2046	3,305,000	3,237,995
				4,393,335

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airlines: 0.17%
Delta Air Lines Incorporated	3.80%	4-19-2023	$6,169,000	$6,103,883
Delta Air Lines Incorporated	4.38	4-19-2028	3,880,000	3,788,185
				9,892,068

Construction & Engineering: 0.09%
Valmont Industries Incorporated	5.00	10-1-2044	2,130,000	1,963,387
Valmont Industries Incorporated	5.25	10-1-2054	3,679,000	3,284,447
				5,247,834

Industrial Conglomerates: 0.22%
General Electric Capital Corporation	5.88	1-14-2038	4,129,000	4,712,859
General Electric Company	4.50	3-11-2044	8,327,000	8,058,041
				12,770,900

Road & Rail: 0.32%
Burlington Northern Santa Fe LLC	4.05	6-15-2048	3,130,000	3,044,780
Burlington Northern Santa Fe LLC	4.15	12-15-2048	3,865,000	3,841,204
Penske Truck Leasing Company LP 144A	3.95	3-10-2025	3,320,000	3,284,743
Penske Truck Leasing Company LP 144A	4.13	8-1-2023	8,368,000	8,413,625
				18,584,352

Trading Companies & Distributors: 0.18%
Air Lease Corporation	3.63	4-1-2027	5,790,000	5,426,323
Air Lease Corporation «	3.63	12-1-2027	5,630,000	5,235,101
				10,661,424

Information Technology: 0.93%
Semiconductors & Semiconductor Equipment: 0.05%
Broadcom Corporation	3.50	1-15-2028	3,030,000	2,735,677

Software: 0.41%
Microsoft Corporation	2.00	8-8-2023	5,330,000	5,060,850
Microsoft Corporation	4.10	2-6-2037	3,396,000	3,526,973
Microsoft Corporation	4.25	2-6-2047	7,934,000	8,361,787
Oracle Corporation	2.63	2-15-2023	2,934,000	2,861,826
Oracle Corporation	2.95	11-15-2024	1,561,000	1,517,757
Oracle Corporation	3.80	11-15-2037	1,597,000	1,532,982
Oracle Corporation	4.00	11-15-2047	1,310,000	1,259,161
				24,121,336

Technology Hardware, Storage & Peripherals: 0.47%
Apple Incorporated	2.85	5-11-2024	3,963,000	3,870,307
Apple Incorporated	3.20	5-11-2027	5,765,000	5,605,647
Apple Incorporated	3.75	11-13-2047	4,310,000	4,082,866
Apple Incorporated	4.25	2-9-2047	4,102,000	4,238,295
Apple Incorporated	4.38	5-13-2045	1,905,000	1,988,249
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	980,000	1,038,184
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,498,000	1,834,237
Hewlett Packard Enterprise Company	6.35	10-15-2045	4,290,000	4,422,081
				27,079,866

Materials: 0.55%
Chemicals: 0.30%
CF Industries Incorporated 144A	3.40	12-1-2021	6,307,000	6,228,929
CF Industries Incorporated 144A	4.50	12-1-2026	4,361,000	4,352,648
The Sherwin-Williams Company	2.75	6-1-2022	5,100,000	4,963,023

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
The Sherwin-Williams Company	3.45%	6-1-2027	$1,991,000	$1,896,329
				17,440,929

Construction Materials: 0.03%
Vulcan Materials Company	4.50	6-15-2047	2,205,000	2,001,808

Containers & Packaging: 0.11%
International Paper Company	5.15	5-15-2046	6,135,000	6,274,292

Metals & Mining: 0.11%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,494,000	2,713,895
Southern Copper Corporation	5.88	4-23-2045	2,505,000	2,715,612
Southern Copper Corporation	7.50	7-27-2035	750,000	926,250
				6,355,757

Real Estate: 0.96%
Equity REITs: 0.96%
American Tower Corporation	3.60	1-15-2028	3,504,000	3,290,055
DDR Corporation «	4.25	2-1-2026	844,000	833,063
DDR Corporation	4.63	7-15-2022	5,566,000	5,722,311
Mid-America Apartments LP	3.60	6-1-2027	2,032,000	1,964,281
Mid-America Apartments LP	3.75	6-15-2024	5,125,000	5,072,137
Mid-America Apartments LP	4.00	11-15-2025	2,500,000	2,489,918
Mid-America Apartments LP	4.30	10-15-2023	2,072,000	2,114,787
Public Storage	2.37	9-15-2022	5,594,000	5,394,636
Public Storage	3.09	9-15-2027	4,516,000	4,283,427
Regency Centers LP	3.60	2-1-2027	2,050,000	1,971,304
Regency Centers LP	4.13	3-15-2028	2,481,000	2,475,272
Store Capital Corporate	4.50	3-15-2028	8,067,000	7,936,611
Tanger Properties LP	3.75	12-1-2024	2,528,000	2,447,454
Tanger Properties LP	3.88	12-1-2023	2,769,000	2,716,413
Washington Prime Group Incorporated «	5.95	8-15-2024	1,945,000	1,887,978
WEA Finance LLC 144A	3.15	4-5-2022	5,420,000	5,327,329
				55,926,976

Telecommunication Services: 0.83%
Diversified Telecommunication Services: 0.83%
AT&T Incorporated	3.40	5-15-2025	1,028,000	976,704
AT&T Incorporated	4.50	3-9-2048	1,057,000	912,503
AT&T Incorporated	4.75	5-15-2046	2,120,000	1,912,342
AT&T Incorporated 144A	4.90	8-15-2037	1,256,000	1,200,687
AT&T Incorporated 144A	5.15	2-15-2050	3,425,000	3,190,856
AT&T Incorporated	5.25	3-1-2037	3,949,000	3,915,596
AT&T Incorporated	5.45	3-1-2047	5,863,000	5,802,682
Charter Communications Operating LLC	5.38	4-1-2038	615,000	591,898
Charter Communications Operating LLC	5.75	4-1-2048	5,525,000	5,432,452
Verizon Communications Incorporated	4.13	8-15-2046	4,231,000	3,737,089
Verizon Communications Incorporated	4.15	3-15-2024	2,130,000	2,180,242
Verizon Communications Incorporated	4.27	1-15-2036	1,965,000	1,852,107
Verizon Communications Incorporated 144A	4.33	9-21-2028	7,469,000	7,524,679
Verizon Communications Incorporated	4.40	11-1-2034	4,590,000	4,432,460
Verizon Communications Incorporated	5.50	3-16-2047	4,461,000	4,809,813
				48,472,110

Utilities: 1.69%
Electric Utilities: 1.25%
Alliant Energy Finance LLC 144A	4.25	6-15-2028	5,743,000	5,750,366
American Transmission Systems Incorporated 144A	5.00	9-1-2044	1,140,000	1,230,406
Appalachian Power Company	3.30	6-1-2027	3,225,000	3,107,976
Duke Energy Corporation	1.80	9-1-2021	4,520,000	4,330,486
Duquesne Light Holdings Incorporated 144A	3.62	8-1-2027	6,702,000	6,346,552

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
FirstEnergy Transmission LLC 144A	5.45%	7-15-2044	$894,000	$998,066
Georgia Power Company	4.30	3-15-2042	1,020,000	983,419
Indiana Michigan Power Company	4.25	8-15-2048	1,597,000	1,604,688
Indiana Michigan Power Company	4.55	3-15-2046	2,075,000	2,175,025
IPALCO Enterprises Incorporated	3.70	9-1-2024	5,075,000	4,902,551
Mid-Atlantic Interstate Transmission LLC 144A	4.10	5-15-2028	4,100,000	4,122,014
Pacific Gas & Electric Company	3.30	3-15-2027	2,125,000	1,957,550
Pacific Gas & Electric Company	3.30	12-1-2027	4,134,000	3,793,813
Pacific Gas & Electric Company	3.95	12-1-2047	1,845,000	1,620,278
Pacific Gas & Electric Company	4.30	3-15-2045	3,144,000	2,931,403
Pacific Gas & Electric Company	5.80	3-1-2037	638,000	705,500
Pacific Gas & Electric Company	6.05	3-1-2034	1,483,000	1,666,432
South Carolina Edison Company	3.70	8-1-2025	2,560,000	2,571,373
South Carolina Edison Company	4.13	3-1-2048	10,899,000	10,544,792
South Carolina Electric & Gas Company	4.25	8-15-2028	3,493,000	3,506,478
South Carolina Electric & Gas Company	5.10	6-1-2065	709,000	725,062
Southern Company	2.45	10-1-2023	3,047,000	2,877,302
Southwestern Electric Power Company	2.75	10-1-2026	974,000	901,534
Southwestern Electric Power Company	3.85	2-1-2048	2,535,000	2,343,909
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,268,934
				72,965,909

Gas Utilities: 0.04%
Brooklyn Union Gas Company 144A	4.27	3-15-2048	2,034,000	2,041,009

Multi-Utilities: 0.40%
Dominion Energy Incorporated	4.25	6-1-2028	5,003,000	5,044,156
Dominion Resources Incorporated	1.60	8-15-2019	3,915,000	3,869,532
Dominion Resources Incorporated	2.00	8-15-2021	2,990,000	2,870,052
Dominion Resources Incorporated	4.70	12-1-2044	1,857,000	1,896,573
Sempra Energy	2.90	2-1-2023	2,347,000	2,271,216
Sempra Energy	4.00	2-1-2048	7,777,000	7,041,023
				22,992,552

Total Corporate Bonds and Notes (Cost $1,066,887,575)				1,052,329,301

Foreign Corporate Bonds and Notes @: 0.04%
Energy: 0.04%
Oil, Gas & Consumable Fuels: 0.04%
EnCana Corporation (CAD)	6.63	8-15-2037	1,939,000	2,315,881

Total Foreign Corporate Bonds and Notes (Cost $2,339,621)				2,315,881

Municipal Obligations: 0.53%
California: 0.16%
GO Revenue: 0.16%
California Build America Bonds	7.60	11-1-2040	1,580,000	2,387,396
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	4,670,000	6,829,828
				9,217,224

Illinois: 0.02%
GO Revenue: 0.02%
Illinois Taxable Pension	5.10	6-1-2033	1,065,000	1,027,832

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Nevada: 0.08%
Airport Revenue: 0.08%
Clark County NV Airport Authority Build America Bonds Series C	6.82%	7-1-2045	$3,365,000	$4,860,978

New York: 0.12%
Airport Revenue: 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	6,705,000	7,128,756

Ohio: 0.04%
Education Revenue: 0.04%
Ohio State University General Receipts Taxable Bonds Series A	4.80	12-31-2099	1,957,000	2,097,963

Texas: 0.11%
Transportation Revenue: 0.11%
North Texas Tollway Authority	6.72	1-1-2049	4,460,000	6,385,605

Total Municipal Obligations (Cost $26,503,571)				30,718,358

Non-Agency Mortgage-Backed Securities: 6.22%
Benchmark Mortgage Trust Seriees 2018-B1 Class ASB ±±	3.60	1-15-2051	1,620,000	1,626,058
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,278,871	1,247,037
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,663,160
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,089,993
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,275,620
CD Commercial Mortgage Trust Series 2018-CD7 Class A4	4.28	8-15-2051	6,194,000	6,473,063
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	1,724,581	1,699,353
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,857,000	2,779,489
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2	3.59	12-10-2054	2,861,000	2,839,577
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	2,195,000	2,214,451
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	1,431,208	1,400,898
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4	3.57	6-15-2050	1,700,000	1,676,149
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	1,987,960
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class AS	3.46	4-10-2048	1,353,000	1,333,169
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,264,528	2,225,756
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,045,857
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	104,528	103,730
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	2,289,000	2,361,979
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,747,000	1,788,203
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,012,112
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	498,563	490,817
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	8-10-2050	188,519	188,100
Commercial Mortgage Trust Series 2014-UBS4 Class AM	3.97	8-10-2047	3,113,000	3,120,197
Commercial Mortgage Trust Series 2014-UBS6 Class A5	3.64	12-10-2047	4,020,000	4,045,671
Commercial Mortgage Trust Series 2015-DC1 Class A5	3.35	2-10-2048	3,271,000	3,234,362
Commercial Mortgage Trust Series 2018-COR3 Class A3	4.23	5-10-2051	2,336,000	2,425,421
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	2,871,000	2,809,776
Credit Suisse Mortgage Trust Series 2016-NSXR Class A4 ±±	3.79	12-15-2049	4,145,000	4,172,594
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4	3.72	8-15-2048	2,954,000	2,976,923
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	7,385,200	7,470,902
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	866,547
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,221,067
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	375,927	375,610
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,492,219	1,491,659
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,904,000	1,946,856
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.51	10-10-2048	2,820,000	2,810,237
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	1,964,582

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78%	10-10-2049	$3,117,000	$3,032,641
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	7,878,024	8,346,922
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,448,123
JPMDB Commercial Mortgage Securities Series 2017-C5 Class ASB	3.49	3-15-2050	861,000	859,407
JPMDB Commercial Mortgage Securities Series 2018-C8 Class ASB	4.15	6-15-2051	2,714,000	2,810,945
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	5,680,804	5,784,737
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	6-15-2045	3,623,000	3,643,329
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	1,524,224	1,521,525
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	1,510,035	1,507,697
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,931,492
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	3,312,000	3,254,821
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	2,654,407	2,601,862
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,139,343
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP6 Class ASB	3.28	7-15-2050	2,343,000	2,312,024
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,045,433
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	10,621,942
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	2,582,000	2,624,370
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,676,073
JPMorgan Mortgage Trust Series 2016-5 Class A1 ±±144A	2.63	12-25-2046	3,194,853	3,144,591
JPMorgan Mortgage Trust Series 2017-5 Class A1 ±±144A	3.17	10-26-2048	29,064,852	28,762,569
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A5	3.64	10-15-2048	2,838,000	2,847,628
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	754,000	761,615
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.54	1-15-2049	1,448,000	1,443,543
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,550,248
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	2,945,166	2,886,723
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,030,713
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	1,506,124	1,479,711
Morgan Stanley Capital I Trust Series 2018-H3 Class A5	4.18	7-15-2051	4,502,000	4,662,557
Navient Student Loan Trust Series 2018-3A Class A3 (1 Month LIBOR +0.80%) ±144A	2.86	3-25-2067	5,834,000	5,837,461
Navient Student Loan Trust Series 2018-BA Class A2A 144A	3.61	12-15-2059	4,401,000	4,415,981
Navient Student Loan Trust Series 2018-BA Class A2B (1 Month LIBOR +0.72%) ±144A	2.78	12-15-2059	3,840,000	3,848,774
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,507,000	2,508,865
Nelnet Student Loan Trust Class 2010-2A Class A (3 Month LIBOR +0.85%) ±144A	3.19	9-25-2048	10,873,241	10,952,608
Nelnet Student Loan Trust Series 2006-2 Class A6 (3 Month LIBOR +0.38%) ±144A	2.72	4-25-2031	13,841,000	13,862,617
Nelnet Student Loan Trust Series 2012-4A Class A (1 Month LIBOR +0.70%) ±144A	2.76	9-27-2038	17,086,589	17,205,097
Nelnet Student Loan Trust Series 2014-1A Class A (1 Month LIBOR +0.57%) ±144A	2.63	9-25-2041	2,558,000	2,562,219
Nelnet Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.65%) ±144A	2.71	7-26-2066	19,967,723	19,971,932
Perpetual Savings Bank Series 1990-1 Class 1 ±±	0.00	3-1-2020	5,386	5,408
SLM Student Loan Trust Series 2007-1 Class A6 (3 Month LIBOR +0.14%) ±	2.48	1-27-2042	4,501,000	4,353,559
SLM Student Loan Trust Series 2013-4 Class A (1 Month LIBOR +0.55%) ±	2.61	6-25-2043	2,011,691	2,022,338
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	3,925,191	3,877,682

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) ±144A	3.01%	1-25-2039	$920,282	$925,474
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) ±144A	2.91	7-25-2039	2,070,944	2,080,589
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) ±144A	2.76	3-26-2040	2,044,197	2,050,220
SoFi Professional Loan Program LLC Series 2017-B Class A2 144A	2.74	5-25-2040	3,938,000	3,884,902
SoFi Professional Loan Program LLC Series 2017-C Class A2B 144A	2.63	7-25-2040	5,627,000	5,494,228
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	666,000	649,040
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) ±144A	2.56	11-26-2040	1,951,906	1,957,868
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	9,979,000	9,695,666
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	627,000	614,556
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	8,978,000	8,958,340
SoFi Professional Loan Program LLC Series 2018-C Class A2FX 144A	3.59	1-25-2048	11,480,000	11,535,944
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	3,453,000	3,477,881
UBS Barclays Commercial Mortgage Trust Series 2017-C7 Class A4	3.68	12-15-2050	1,783,000	1,772,879
UBS Commercial Mortgage Trust Series 2018-C10 Class A4	4.31	5-15-2051	2,206,000	2,303,246
UBS Commercial Mortgage Trust Series 2018-C9 Class A4 ±±	4.12	3-15-2051	4,422,000	4,545,641
Total Non-Agency Mortgage-Backed Securities (Cost $366,611,155)				361,558,534

U.S. Treasury Securities: 28.15%
U.S. Treasury Bond	2.50	2-15-2046	34,137,000	30,779,306
U.S. Treasury Bond	2.50	5-15-2046	19,764,000	17,810,761
U.S. Treasury Bond	2.75	8-15-2047	10,845,000	10,265,894
U.S. Treasury Bond	2.75	11-15-2047	53,911,000	51,021,707
U.S. Treasury Bond	2.88	5-15-2028	18,030,000	18,032,817
U.S. Treasury Bond	2.88	11-15-2046	29,715,000	28,871,140
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	27,752,331
U.S. Treasury Bond	3.00	2-15-2047	17,008,000	16,935,583
U.S. Treasury Bond	3.00	2-15-2048	12,751,000	12,686,747
U.S. Treasury Bond	3.13	5-15-2048	83,529,000	85,202,843
U.S. Treasury Note	1.13	7-31-2021	21,475,000	20,533,791
U.S. Treasury Note	1.50	7-15-2020	54,405,000	53,291,398
U.S. Treasury Note	1.50	8-15-2020	11,295,000	11,053,216
U.S. Treasury Note	1.50	8-15-2026	34,773,000	31,474,998
U.S. Treasury Note	1.63	7-31-2020	8,518,000	8,358,620
U.S. Treasury Note	1.88	1-31-2022	36,594,000	35,584,806
U.S. Treasury Note	1.88	3-31-2022	33,937,000	32,950,706
U.S. Treasury Note	1.88	4-30-2022	82,228,000	79,783,644
U.S. Treasury Note	1.88	9-30-2022	55,754,000	53,898,437
U.S. Treasury Note	2.00	10-31-2021	35,231,000	34,472,708
U.S. Treasury Note	2.00	12-31-2021	25,658,000	25,071,675
U.S. Treasury Note	2.00	10-31-2022	21,986,000	21,345,314
U.S. Treasury Note	2.00	11-15-2026	36,772,000	34,506,787
U.S. Treasury Note	2.13	12-31-2022	75,010,000	73,108,379
U.S. Treasury Note	2.25	2-15-2027	43,111,000	41,176,057
U.S. Treasury Note	2.25	11-15-2027	18,725,000	17,798,990
U.S. Treasury Note	2.38	1-31-2023	9,426,000	9,281,296
U.S. Treasury Note	2.63	7-31-2020	31,346,000	31,338,653
U.S. Treasury Note	2.63	8-31-2020	4,468,000	4,466,604
U.S. Treasury Note	2.63	5-15-2021	11,460,000	11,439,408
U.S. Treasury Note	2.63	6-15-2021	2,407,000	2,402,581
U.S. Treasury Note	2.63	7-15-2021	39,246,000	39,166,282
U.S. Treasury Note	2.63	6-30-2023	52,003,000	51,708,452
U.S. Treasury Note	2.75	8-15-2021	207,409,000	207,684,464
U.S. Treasury Note	2.75	4-30-2023	3,903,000	3,902,848
U.S. Treasury Note	2.75	7-31-2023	41,424,000	41,422,382
U.S. Treasury Note	2.75	8-31-2023	53,087,000	53,110,518
U.S. Treasury Note	2.75	2-15-2028	151,667,000	150,168,104
U.S. Treasury Note	2.88	7-31-2025	15,325,000	15,381,272
U.S. Treasury Note	2.88	8-15-2028	141,082,000	141,208,754
Total U.S. Treasury Securities (Cost $1,648,370,671)				1,636,450,273

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes: 4.23%
Energy: 0.69%
Energy Equipment & Services: 0.14%
Schlumberger Limited 144A	2.65%	11-20-2022	$8,393,000	$8,150,177

Oil, Gas & Consumable Fuels: 0.55%
Cenovus Energy Incorporated	5.40	6-15-2047	1,253,000	1,241,869
Ecopetrol SA	5.88	5-28-2045	1,480,000	1,467,272
Enbridge Incorporated	2.90	7-15-2022	4,964,000	4,839,557
Encana Corporation	6.50	2-1-2038	3,101,000	3,679,392
Petroleos Mexicanos Company	2.38	4-15-2025	2,540,300	2,483,196
Petroleos Mexicanos Company	2.46	12-15-2025	6,048,750	5,911,772
Petroleos Mexicanos Company 144A	5.35	2-12-2028	5,225,000	4,874,925
Petroleos Mexicanos Company 144A	6.35	2-12-2048	2,085,000	1,850,438
Petroleos Mexicanos Company	6.50	3-13-2027	3,390,000	3,432,036
Petroleos Mexicanos Company	6.75	9-21-2047	2,430,000	2,249,402
				32,029,859

Financials: 2.66%
Banks: 2.24%
Banco Santander SA	3.80	2-23-2028	2,500,000	2,312,552
Banco Santander SA	4.38	4-12-2028	5,200,000	5,027,306
Banque Federative du Credit Mutuel SA 144A	3.75	7-20-2023	9,550,000	9,542,698
BNP Paribas SA 144A	3.50	3-1-2023	12,187,000	11,928,417
BNP Paribas SA 144A	4.40	8-14-2028	2,641,000	2,622,480
Credit Agricole London 144A	3.75	4-24-2023	2,805,000	2,763,970
Danske Bank A/S 144A	3.88	9-12-2023	6,194,000	6,163,248
Danske Bank A/S 144A	4.38	6-12-2028	3,271,000	3,253,389
DNB Bank ASA 144A	2.13	10-2-2020	5,409,000	5,278,855
Export Import Bank of Korea	2.50	11-1-2020	3,631,000	3,566,764
Export Import Bank of Korea	3.00	11-1-2022	5,215,000	5,096,442
HSBC Holdings plc	2.65	1-5-2022	3,508,000	3,413,418
Intesa Sanpaolo SpA 144A	3.88	7-14-2027	10,995,000	9,440,444
Intesa Sanpaolo SpA 144A	3.88	1-12-2028	9,629,000	8,182,118
Intesa Sanpaolo SpA 144A	4.38	1-12-2048	2,368,000	1,813,406
Japan Bank for International Cooperation	3.13	7-20-2021	7,070,000	7,076,113
Lloyds Banking Group plc	4.05	8-16-2023	10,897,000	10,864,406
Lloyds Banking Group plc	4.34	1-9-2048	3,545,000	3,118,573
Lloyds Banking Group plc	4.38	3-22-2028	6,808,000	6,698,601
Royal Bank of Scotland Group plc (3 Month LIBOR +1.75%) ±	4.89	5-18-2029	4,416,000	4,415,594
Sumitomo Mitsui Financial Group Incorporated	3.75	7-19-2023	8,235,000	8,275,729
UBS Group Funding Company 144A	2.65	2-1-2022	9,465,000	9,185,394
				130,039,917

Capital Markets: 0.02%
Temasek Financial I Limited 144A	3.63	8-1-2028	1,422,000	1,432,757

Diversified Consumer Services: 0.13%
NXP BV / NXP Funding LLC 144A	4.63	6-1-2023	7,346,000	7,456,190

Diversified Financial Services: 0.09%
AerCap Ireland Capital Limited	3.50	1-15-2025	5,455,000	5,205,633

Insurance: 0.18%
Aon plc	3.88	12-15-2025	3,601,000	3,603,130
XL Capital Limited	6.25	5-15-2027	2,316,000	2,653,205
XLIT Limited	5.25	12-15-2043	2,081,000	2,275,187
XLIT Limited	5.50	3-31-2045	1,639,000	1,760,875
				10,292,397

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care: 0.35%
Pharmaceuticals: 0.35%
Sanofi SA	3.38%	6-19-2023	$9,465,000	$9,514,428
Sanofi SA	3.63	6-19-2028	10,520,000	10,590,663
				20,105,091

Industrials: 0.08%
Transportation Infrastructure: 0.08%
Mexico City Airport Trust 144A	5.50	7-31-2047	5,500,000	4,880,865

Information Technology: 0.09%
Internet Software & Services: 0.02%
Alibaba Group Holding Limited	4.00	12-6-2037	1,191,000	1,114,513

Semiconductors & Semiconductor Equipment: 0.07%
NXP Funding LLC 144A	3.88	9-1-2022	4,189,000	4,152,346

Materials: 0.13%
Chemicals: 0.07%
Syngenta Finance NV 144A	5.18	4-24-2028	1,865,000	1,795,960
Syngenta Finance NV 144A	5.68	4-24-2048	2,605,000	2,396,883
				4,192,843

Metals & Mining: 0.06%
Vale Overseas Limited	6.25	8-10-2026	3,345,000	3,675,754

Telecommunication Services: 0.17%
Diversified Telecommunication Services: 0.03%
Telefonica Emisiones SAU	5.21	3-8-2047	1,775,000	1,746,367

Wireless Telecommunication Services: 0.14%
Vodafone Group plc	3.75	1-16-2024	7,550,000	7,485,799
Vodafone Group plc	5.25	5-30-2048	423,000	425,454
				7,911,253

Utilities: 0.06%
Electric Utilities: 0.06%
Electricite de France SA 144A	6.00	1-22-2114	3,463,000	3,644,170

Total Yankee Corporate Bonds and Notes (Cost $250,754,034)				246,030,132

Yankee Government Bonds: 0.49%
Oriental Republic of Uruguay	4.98	4-20-2055	2,645,000	2,652,935
Republic of Indonesia	2.95	1-11-2023	9,280,000	8,914,572
Republic of Paraguay 144A	6.10	8-11-2044	4,660,000	5,114,350
Saudi International Bond 144A	4.00	4-17-2025	1,990,000	1,992,109
Saudi International Bond 144A	5.00	4-17-2049	5,204,000	5,144,987
United Mexican States	4.60	2-10-2048	3,493,000	3,265,955
United Mexican States	5.75	10-12-2099	1,374,000	1,377,435
Total Yankee Government Bonds (Cost $28,180,309)				28,462,343

	Yield		Shares
Short-Term Investments: 2.98%
Investment Companies: 2.98%
Securities Lending Cash Investment LLC (l)(r)(u)	2.07		6,417,132	6,417,773

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.87%	166,677,769	$166,677,769
Total Short-Term Investments (Cost $173,095,542)				173,095,542

Total investments in securities (Cost $6,411,934,711)	109.63%			6,373,126,453
Other assets and liabilities, net	(9.63)			(559,755,694)

Total net assets	100.00%			$5,813,370,759

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

CAD	Canadian dollar
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	57,959,204	121,719,290	173,261,362	6,417,132	$6,417,773
Wells Fargo Government Money Market Fund Select Class	118,801,553	1,248,129,625	1,200,253,409	166,677,769	166,677,769

					$173,095,542	2.98%

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,166,809,382	$0	$2,166,809,382
Asset-backed securities	0	675,356,707	0	675,356,707
Corporate bonds and notes	0	1,052,329,301	0	1,052,329,301
Foreign corporate bonds and notes	0	2,315,881	0	2,315,881
Municipal obligations	0	30,718,358	0	30,718,358
Non-agency mortgage-backed securities	0	361,558,534	0	361,558,534
U.S. Treasury securities	1,636,450,273	0	0	1,636,450,273
Yankee corporate bonds and notes	0	246,030,132	0	246,030,132
Yankee government bonds	0	28,462,343	0	28,462,343
Short-term investments
Investment companies	166,677,769	0	0	166,677,769
Investments measured at net asset value*				6,417,773

Total assets	$1,803,128,042	$4,563,580,638	$0	$6,373,126,453

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $6,417,773 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1. The Portfolio had no material transfers between Level 2 and Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks: 17.15%
Consumer Discretionary: 0.26%
Specialty Retail: 0.26%
Ceconomy AG	77,375	$588,096

Consumer Staples: 4.35%
Beverages: 0.74%
Molson Coors Brewing Company Class B	6,796	453,565
The Coca-Cola Company	27,381	1,220,368
		1,673,933

Food & Staples Retailing: 1.00%
Costco Wholesale Corporation	2,085	486,076
Metro AG	53,643	837,791
Wal-Mart Stores Incorporated	7,079	678,593
Walgreens Boots Alliance Incorporated	3,655	250,587
		2,253,047

Food Products: 1.06%
Health & Happiness (H&H) International Holdings Limited †	81,000	513,426
Marine Harvest ASA «	39,104	844,689
Mondelez International Incorporated Class A	13,136	561,170
The Kraft Heinz Company	7,927	461,906
		2,381,191

Household Products: 0.99%
Church & Dwight Company Incorporated	10,887	615,986
The Clorox Company	3,005	435,665
The Procter & Gamble Company	14,358	1,190,996
		2,242,647

Tobacco: 0.56%
Altria Group Incorporated	9,523	557,286
Philip Morris International	8,932	695,713
		1,252,999

Energy: 4.20%
Energy Equipment & Services: 0.76%
Halliburton Company	9,254	369,142
John Wood Group plc	97,291	906,391
Schlumberger Limited	6,949	438,899
		1,714,432

Oil, Gas & Consumable Fuels: 3.44%
Anadarko Petroleum Corporation	6,585	424,074
BP plc	76,252	541,044
Chevron Corporation	10,326	1,223,218
Cimarex Energy Company	5,446	460,078
Concho Resources Incorporated †	4,804	658,869
Cosan Limited Class A	71,848	474,915
Eni SpA	17,844	330,985
EOG Resources Incorporated	8,696	1,028,128
Noble Energy Incorporated	12,677	376,760
Occidental Petroleum Corporation	8,449	674,822
Origin Energy Limited †	105,525	603,102
Phillips 66 Company	4,338	514,096

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	2,582	$451,075
		7,761,166

Health Care: 0.46%
Pharmaceuticals: 0.46%
Bayer AG	11,114	1,036,948

Materials: 3.67%
Chemicals: 1.81%
Axalta Coating Systems Limited †	13,445	410,073
DowDuPont Incorporated	12,818	898,926
Ecolab Incorporated	2,161	325,187
LyondellBasell Industries NV Class A	5,191	585,441
OCI NV «†	33,997	1,095,071
Sasol Limited	8,693	340,740
The Sherwin-Williams Company	911	415,033
		4,070,471

Construction Materials: 0.13%
Martin Marietta Materials Incorporated	1,525	303,048

Containers & Packaging: 0.09%
Crown Holdings Incorporated †	4,639	198,596

Metals & Mining: 1.64%
Agnico Eagle Mines Limited	4,700	162,244
Alamos Gold Incorporated Class A	13,500	59,379
B2Gold Corporation †	27,000	63,310
Barrick Gold Corporation	7,050	73,461
Detour Gold Corporation †	6,000	49,011
Endeavour Mining Corporation †	2,200	33,396
Evolution Mining Limited	33,000	62,868
Franco-Nevada Corporation	1,900	121,454
Fresnillo plc	5,500	63,975
Goldcorp Incorporated «	38,143	413,470
IAMGOLD Corporation †	15,000	61,149
Kinross Gold Corporation †	40,500	121,034
Kirkland Lake Gold Limited	8,000	149,517
Lundin Mining Corporation	133,449	636,056
Mag Silver Corporation †	1,200	9,223
Newcrest Mining Limited	11,000	153,334
Newmont Mining Corporation	5,800	179,974
Northern Star Resources Limited (a)	13,000	69,380
Pan American Silver Corporation	4,000	62,360
Randgold Resources Limited ADR	2,500	163,225
Royal Gold Incorporated	6,859	523,067
Semafo Incorporated †	14,500	36,333
Steel Dynamics Incorporated	7,035	321,711
Torex Gold Resources Incorporated †	6,000	40,506
Wheaton Precious Metals Corporation	4,200	71,963
		3,701,400

Real Estate: 4.21%
Equity REITs: 4.21%
Alexandria Real Estate Equities Incorporated	3,518	451,535
American Homes 4 Rent Class A	14,716	341,411
American Tower Corporation	6,643	990,604
Camden Property Trust	3,683	350,106
CoreSite Realty Corporation	930	108,317
Equinix Incorporated	1,967	857,868
Equity Residential	4,313	292,206
Essex Property Trust Incorporated	982	241,847

2

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name			Shares	Value
Equity REITs (continued)
Four Corners Property Trust Incorporated			10,572	$284,810
Healthcare Trust of America Incorporated Class A			6,685	190,990
Host Hotels & Resorts Incorporated			22,342	481,023
Hudson Pacific Properties Incorporated			14,891	503,911
Invitation Homes Incorporated			15,547	363,333
Physicians Realty Trust			39,539	691,537
Prologis Incorporated			10,924	733,874
Public Storage Incorporated			1,470	312,493
Retail Opportunity Investment Corporation			25,688	507,081
SBA Communications Corporation †			1,500	232,845
Simon Property Group Incorporated			4,447	813,934
Sun Communities Incorporated			3,728	384,655
Taubman Centers Incorporated			3,020	195,122
Ventas Incorporated			2,955	176,916
				9,506,418

Total Common Stocks (Cost $37,412,469)				38,684,392

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 10.14%
Consumer Discretionary: 3.48%
Auto Components: 0.17%
American Axle & Manufacturing Incorporated	7.75%	11-15-2019	$355,000	372,750
Cooper Tire & Rubber Company	8.00	12-15-2019	20,000	21,060
				393,810

Diversified Consumer Services: 0.09%
Service Corporation International	5.38	1-15-2022	100,000	101,534
TRI Pointe Group Incorporated	4.38	6-15-2019	92,000	92,460
				193,994

Hotels, Restaurants & Leisure: 0.56%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	405,000	415,125
MGM Resorts International	5.25	3-31-2020	270,000	275,400
MGM Resorts International	6.75	10-1-2020	120,000	126,150
NCL Corporation Limited 144A	4.75	12-15-2021	448,000	450,800
				1,267,475

Household Durables: 0.54%
KB Home	4.75	5-15-2019	60,000	60,150
Lennar Corporation	4.50	6-15-2019	150,000	150,938
Lennar Corporation	4.50	11-15-2019	50,000	50,500
Lennar Corporation	6.63	5-1-2020	305,000	317,828
Pulte Group Incorporated	4.25	3-1-2021	400,000	402,120
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	234,563
				1,216,099

Internet & Direct Marketing Retail: 0.21%
Netflix Incorporated	5.38	2-1-2021	450,000	462,938

Media: 1.26%
Cable One Incorporated 144A	5.75	6-15-2022	515,000	524,013
DISH DBS Corporation	7.88	9-1-2019	210,000	217,088
LIN Television Corporation	5.88	11-15-2022	365,000	372,300
National CineMedia LLC	6.00	4-15-2022	100,000	101,500
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	105,000	106,772
Outfront Media Capital Corporation	5.25	2-15-2022	400,000	401,996
Sinclair Television Group Incorporated	6.13	10-1-2022	400,000	410,080
Sirius XM Radio Incorporated «144A	3.88	8-1-2022	370,000	363,044

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
TEGNA Incorporated	5.13%	10-15-2019	$27,000	$27,000
TEGNA Incorporated	5.13	7-15-2020	305,000	307,669
				2,831,462

Specialty Retail: 0.60%
Gap Incorporated	5.95	4-12-2021	310,000	324,211
Group 1 Automotive Incorporated	5.00	6-1-2022	280,000	277,200
L Brands Incorporated	6.63	4-1-2021	295,000	309,750
Penske Auto Group Incorporated	3.75	8-15-2020	335,000	330,813
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	112,200
				1,354,174

Textiles, Apparel & Luxury Goods: 0.05%
The William Carter Company	5.25	8-15-2021	120,000	121,650

Consumer Staples: 0.24%
Food Products: 0.07%
B&G Foods Incorporated	4.63	6-1-2021	155,000	154,225

Personal Products: 0.17%
Edgewell Personal Care Company	4.70	5-19-2021	380,000	382,850

Energy: 1.14%
Oil, Gas & Consumable Fuels: 1.14%
Andeavor Logistics LP	5.50	10-15-2019	75,000	76,583
DCP Midstream Operating LP	2.70	4-1-2019	175,000	173,906
DCP Midstream Operating LP 144A	5.35	3-15-2020	320,000	327,200
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	405,000	417,656
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	210,000	211,970
Sabine Pass Liquefaction LLC	5.63	2-1-2021	355,000	370,220
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	269,197
Southern Star Central Corporation 144A	5.13	7-15-2022	375,000	375,000
Targa Resources Partners LP	4.13	11-15-2019	360,000	360,288
				2,582,020

Financials: 0.82%
Banks: 0.07%
CIT Group Incorporated	3.88	2-19-2019	150,000	150,825

Consumer Finance: 0.68%
Ally Financial Incorporated	3.75	11-18-2019	605,000	607,269
Navient Corporation	5.50	1-15-2019	465,000	468,627
Springleaf Finance Corporation	5.25	12-15-2019	315,000	319,331
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	135,000
				1,530,227

Real Estate Management & Development: 0.07%
Realogy Group LLC 144A	4.50	4-15-2019	100,000	100,500
Realogy Group LLC 144A	5.25	12-1-2021	70,000	70,000
				170,500

Health Care: 0.72%
Health Care Equipment & Supplies: 0.07%
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	155,000	160,231

Health Care Providers & Services: 0.65%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	162,000	162,810
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	350,000	354,813

4

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
HCA Incorporated	6.50%	2-15-2020	$255,000	$264,690
Lifepoint Health Incorporated	5.50	12-1-2021	210,000	213,413
Select Medical Corporation	6.38	6-1-2021	155,000	156,550
Tenet Healthcare Corporation	6.00	10-1-2020	290,000	301,238
				1,453,514

Industrials: 1.14%
Aerospace & Defense: 0.36%
Alcoa Incorporated	6.15	8-15-2020	350,000	364,000
Moog Incorporated 144A	5.25	12-1-2022	445,000	451,119
				815,119

Commercial Services & Supplies: 0.18%
Clean Harbors Incorporated	5.13	6-1-2021	400,000	401,000

Machinery: 0.16%
Enpro Industries Incorporated	5.88	9-15-2022	350,000	356,563

Trading Companies & Distributors: 0.44%
Aircastle Limited	4.63	12-15-2018	100,000	100,455
Aircastle Limited	5.13	3-15-2021	275,000	283,938
Aircastle Limited	6.25	12-1-2019	200,000	206,500
HD Supply Incorporated 144A	7.00	4-15-2024	385,000	404,731
				995,624

Information Technology: 0.62%
Electronic Equipment, Instruments & Components: 0.04%
Sanmina Corporation 144A	4.38	6-1-2019	105,000	105,446

Software: 0.21%
CDK Global Incorporated	3.80	10-15-2019	110,000	109,863
Symantec Corporation	4.20	9-15-2020	360,000	362,307
				472,170

Technology Hardware, Storage & Peripherals: 0.37%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	40,000	40,132
EMC Corporation	2.65	6-1-2020	525,000	513,371
NCR Corporation	4.63	2-15-2021	280,000	275,100
				828,603

Materials: 0.87%
Chemicals: 0.14%
Huntsman International LLC	4.88	11-15-2020	305,000	312,015

Containers & Packaging: 0.43%
Ball Corporation	4.38	12-15-2020	545,000	551,813
Reynolds Group Holdings	5.75	10-15-2020	416,716	417,237
				969,050

Metals & Mining: 0.30%
Freeport-McMoRan Incorporated	3.10	3-15-2020	320,000	317,328
Steel Dynamics Incorporated	5.13	10-1-2021	351,000	355,914
				673,242

5

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Real Estate: 0.69%
Equity REITs: 0.52%
CoreCivic Incorporated	4.13%	4-1-2020	$230,000	$230,575
Equinix Incorporated	5.38	1-1-2022	230,000	236,854
Sabra Health Care REIT Incorporated	5.50	2-1-2021	483,000	492,358
SBA Communications Corporation	4.00	10-1-2022	80,000	78,219
VEREIT Operating Partnership LP	3.00	2-6-2019	120,000	119,977
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,127
				1,168,110

Real Estate Management & Development: 0.17%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	395,000	394,506

Telecommunication Services: 0.39%
Diversified Telecommunication Services: 0.10%
Hughes Satellite Systems Corporation	6.50	6-15-2019	230,000	235,497

Wireless Telecommunication Services: 0.29%
Sprint Communications Incorporated 144A	9.00	11-15-2018	495,000	500,569
Sprint Spectrum LP 144A	3.36	3-20-2023	142,188	141,414
				641,983

Utilities: 0.03%
Independent Power & Renewable Electricity Producers: 0.03%
NRG Energy Incorporated	6.25	7-15-2022	77,000	79,503

Total Corporate Bonds and Notes (Cost $23,036,294)				22,874,425

Loans: 3.93%
Consumer Discretionary: 0.71%
Auto Components: 0.10%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.82	9-23-2022	54,671	54,914
Belron Finance US LLC (3 Month LIBOR +2.50%) ±	4.84	11-7-2024	159,200	159,665
				214,579

Hotels, Restaurants & Leisure: 0.10%
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR +1.75%) ±	3.83	5-30-2025	220,000	220,220

Household Products: 0.12%
Michaels Stores Incorporated (1 Month LIBOR +2.50%) ±	4.57	1-28-2023	228,926	227,896
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.58	11-8-2023	52,630	52,639
				280,535

Media: 0.38%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	4.33	7-28-2025	218,248	217,794
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.56	1-25-2026	510,720	510,848
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	3.88	10-31-2023	138,596	138,554
				867,196

Specialty Retail: 0.01%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.33	7-5-2024	24,813	24,141

Consumer Staples: 0.19%
Food Products: 0.19%
Pinnacle Foods Finance LLC (1 Month LIBOR +1.75%) ±	3.83	2-2-2024	142,875	142,875
Post Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.07	5-24-2024	123,750	123,608
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	4.08	1-26-2024	162,461	162,182
				428,665

6

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials: 0.34%
Diversified Consumer Services: 0.17%
TransUnion (1 Month LIBOR +2.00%) ±	4.08%	6-19-2025	$380,000	$381,189

Diversified Financial Services: 0.17%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	4.08	10-6-2023	200,000	200,500
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.48	9-23-2024	195,211	195,162
				395,662

Health Care: 0.25%
Health Care Providers & Services: 0.19%
HCA Incorporated (1 Month LIBOR +1.75%) ±	3.83	3-18-2023	373,630	375,188
Select Medical Corporation (1 Month LIBOR +2.75%) ±	4.82	3-1-2021	54,313	54,561
				429,749

Health Care Technology: 0.02%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.83	3-1-2024	43,988	44,000

Pharmaceuticals: 0.04%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	6.38	4-29-2024	89,100	89,546

Industrials: 1.03%
Airlines: 0.03%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	3.83	4-1-2024	69,125	68,981

Commercial Services & Supplies: 0.50%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.21	11-10-2023	184,546	184,823
Aramark Services Incorporated (3 Month LIBOR +1.75%) ±	4.08	3-28-2024	56,425	56,519
Aramark Services Incorporated (3 Month LIBOR +1.75%) ±	4.08	3-11-2025	389,650	390,137
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	4.38	3-11-2021	150,246	150,497
Multi-Color Corporation (1 Month LIBOR +2.25%) ±‡	4.33	10-31-2024	179,100	179,548
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	3.82	10-14-2021	158,275	158,638
				1,120,162

Communications Equipment: 0.39%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	4.08	4-30-2025	383,075	383,075
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.56	1-15-2026	500,000	499,660
				882,735

Machinery: 0.11%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.83	1-31-2024	53,382	53,449
RBS Global Incorporated (1 Month LIBOR +2.00%) ±	4.06	8-21-2024	200,000	200,562
				254,011

Information Technology: 0.48%
Communications Equipment: 0.02%
CommScope Incorporated (1 Month LIBOR +2.00%) ±	4.08	12-29-2022	46,574	46,748

Electronic Equipment, Instruments & Components: 0.22%
CDW LLC (1 Month LIBOR +1.75%) ±	3.83	8-17-2023	199,491	199,603
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.08	9-7-2023	40,695	40,678
Zebra Technologies Corporation (3 Month LIBOR +1.75%) ±	4.06	11-15-2021	248,591	249,729
				490,010

7

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services: 0.09%
Zayo Group LLC (1 Month LIBOR +2.25%) ±	4.33%	1-19-2024	$195,805	$196,451

IT Services: 0.05%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.07	7-8-2022	126,922	126,836

Semiconductors & Semiconductor Equipment: 0.10%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	3.83	4-26-2022	218,130	218,767

Materials: 0.58%
Chemicals: 0.35%
Ashland LLC (1 Month LIBOR +1.75%) ±	3.83	5-17-2024	278,883	279,232
Ineos US Finance LLC (2 Month LIBOR +2.00%) ±	4.17	3-31-2024	498,555	497,723
				776,955

Containers & Packaging: 0.23%
Berry Plastics Group Incorporated (2 Month LIBOR +1.75%) ±	3.94	2-8-2020	491,046	490,653
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.83	2-5-2023	29,476	29,560
				520,213

Real Estate: 0.10%
Equity REITs: 0.10%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.08	3-21-2025	222,414	222,289

Telecommunication Services: 0.25%
Diversified Telecommunication Services: 0.06%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.32	2-22-2024	129,470	129,596

Wireless Telecommunication Services: 0.19%
SBA Senior Finance II LLC (1 Month LIBOR +2.00%) ±	4.08	4-11-2025	438,462	436,879

Total Loans (Cost $8,888,695)				8,866,115

		Expiration date	Shares
Participation Notes: 0.12%
Consumer Staples: 0.12%
Beverages: 0.12%
UBS AG (Kweichow Moutai Company Limited) †(a)		8-13-2019	2,900	279,641

Total Participation Notes (Cost $286,162)				279,641

		Maturity date	Principal
U.S. Treasury Securities: 66.56%
TIPS	0.13	4-15-2020	$3,577,866	3,531,186
TIPS	0.13	4-15-2021	6,411,217	6,290,756
TIPS	0.13	1-15-2022	5,917,455	5,792,796
TIPS	0.13	4-15-2022	6,242,864	6,091,507
TIPS	0.13	7-15-2022	6,098,071	5,977,595
TIPS	0.13	1-15-2023	6,124,493	5,964,466
TIPS	0.13	7-15-2024	5,958,919	5,772,246
TIPS	0.13	7-15-2026	4,935,713	4,707,886
TIPS	0.25	1-15-2025	5,973,799	5,787,994
TIPS	0.38	7-15-2023	6,079,978	6,000,041
TIPS	0.38	7-15-2025	5,971,868	5,840,300
TIPS	0.38	1-15-2027	3,103,461	3,000,416

8

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
TIPS	0.38%	7-15-2027	$4,676,836	$4,526,239
TIPS	0.50	1-15-2028	4,898,524	4,762,029
TIPS	0.63	7-15-2021	5,355,460	5,355,239
TIPS	0.63	4-15-2023	4,920,277	4,890,806
TIPS	0.63	1-15-2024	6,058,632	6,023,147
TIPS	0.63	1-15-2026	5,244,222	5,189,936
TIPS	0.63	2-15-2043	2,011,215	1,883,026
TIPS	0.75	7-15-2028	1,877,256	1,872,122
TIPS	0.75	2-15-2042	2,715,488	2,620,941
TIPS	0.75	2-15-2045	3,376,197	3,240,841
TIPS	0.88	2-15-2047	2,875,945	2,843,253
TIPS	1.00	2-15-2046	2,477,955	2,524,513
TIPS	1.00	2-15-2048	1,640,101	1,674,270
TIPS	1.13	1-15-2021	4,653,838	4,691,715
TIPS	1.25	7-15-2020	4,408,118	4,462,615
TIPS	1.38	1-15-2020	617,604	622,252
TIPS	1.38	2-15-2044	3,027,444	3,339,294
TIPS	1.75	1-15-2028	2,303,439	2,497,581
TIPS	2.00	1-15-2026	2,856,645	3,107,629
TIPS	2.13	2-15-2040	1,212,505	1,501,390
TIPS	2.13	2-15-2041	1,547,678	1,931,696
TIPS	2.38	1-15-2025	3,923,625	4,318,840
TIPS	2.38	1-15-2027	2,117,987	2,389,930
TIPS	2.50	1-15-2029	2,218,274	2,584,318
TIPS	3.38	4-15-2032	894,386	1,181,102
TIPS	3.63	4-15-2028	1,799,490	2,262,413
TIPS	3.88	4-15-2029	2,360,589	3,081,491
Total U.S. Treasury Securities (Cost $150,988,011)				150,135,817

Yankee Corporate Bonds and Notes: 1.39%
Consumer Discretionary: 0.42%
Auto Components: 0.20%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	450,000	447,750

Automobiles: 0.04%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	100,000

Hotels, Restaurants & Leisure: 0.18%
International Game Technology plc 144A	5.63	2-15-2020	400,000	407,000

Financials: 0.34%
Banks: 0.21%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	465,000	465,581

Diversified Financial Services: 0.13%
Virgin Media Finance plc	5.25	1-15-2021	295,000	302,006

Health Care: 0.45%
Pharmaceuticals: 0.45%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	430,000	445,050
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	570,000	560,348
				1,005,398

Information Technology: 0.02%
Communications Equipment: 0.02%
Nokia Corporation	5.38	5-15-2019	31,000	31,448

9

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Materials: 0.16%
Metals & Mining: 0.16%
ArcelorMittal		5.50%	3-1-2021	$355,000	$367,861

Total Yankee Corporate Bonds and Notes (Cost $3,158,155)					3,127,044

				Shares
Short-Term Investments: 1.31%
Investment Companies: 1.28%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07		2,023,179	2,023,381
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87		863,753	863,753
					2,887,134

				Principal
U.S. Treasury Securities: 0.03%
U.S. Treasury Bill #(z)		1.30	9-13-2018	$75,000	74,964

Total Short-Term Investments (Cost $2,962,099)					2,962,098

Total investments in securities (Cost $226,731,885)	100.60%				226,929,532
Other assets and liabilities, net	(0.60)				(1,359,864)

Total net assets	100.00%				$225,569,668

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

10

Futures Contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	15	12-19-2018	$1,804,944	$1,803,984	$0	$(960)
Short
U.S. Ultra Bond	(6)	12-19-2018	(953,895)	(955,875)	0	(1,980)
2-Year U.S. Treasury Notes	(22)	12-31-2018	(4,647,616)	(4,649,906)	0	(2,290)
5-Year U.S. Treasury Notes	(48)	12-31-2018	(5,437,096)	(5,443,125)	0	(6,029)

					$0	$(11,259)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,733,169	3,424,923	3,134,913	2,023,179	$2,023,381
Wells Fargo Government Money Market Fund Select Class	2,901,798	101,196,527	103,234,572	863,753	863,753

					$2,887,134	1.28%

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended/(the “1940 Act”) and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1–	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Common stocks
Consumer discretionary	$588,096	$0	$0	$588,096
Consumer staples	9,803,817	0	0	9,803,817
Energy	9,475,598	0	0	9,475,598
Health care	1,036,948	0	0	1,036,948
Materials	8,204,135	69,380	0	8,273,515
Real estate	9,506,418	0	0	9,506,418
Corporate bonds and notes	0	22,874,425	0	22,874,425
Loans	0	8,633,118	232,997	8,866,115
Participation notes	0	279,641	0	279,641
U.S. Treasury securities	150,135,817	0	0	150,135,817
Yankee corporate bonds and notes	0	3,127,044	0	3,127,044
Short-term investments
Investment companies	863,753	0	0	863,753
U.S. Treasury securities	74,964	0	0	74,964
Investments measured at net asset value*				2,023,381

Total assets	$189,689,546	$34,983,608	$232,997	$226,929,532

Liabilities
Futures contracts	$11,259	$0	$0	$11,259

Total liabilities	$11,259	$0	$0	$11,259

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,023,381 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio had no material transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 27.93%
FHLMC	3.00%	7-1-2046	$646,355	$627,251
FHLMC	3.00	7-1-2046	885,962	858,828
FHLMC	3.50	4-1-2043	1,159,690	1,160,491
FHLMC	3.50	5-1-2044	536,084	536,948
FHLMC	3.50	6-1-2046	462,696	460,856
FHLMC	3.50	4-1-2047	471,660	470,597
FHLMC	3.50	9-13-2048	7,500,000	7,455,455
FHLMC	4.00	4-1-2044	700,787	720,474
FHLMC	4.00	8-1-2044	461,581	473,589
FHLMC	4.50	8-1-2048	3,876,665	4,029,286
FHLMC SCRT Series 2018-3 Class MA	3.50	8-25-2057	3,389,346	3,378,390
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.66	9-25-2029	28,981	29,533
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	815,020	930,587
FNMA	2.50	8-1-2031	421,921	410,456
FNMA	2.51	9-1-2024	940,786	904,962
FNMA	2.69	5-1-2023	407,035	397,556
FNMA	2.73	1-1-2023	552,611	543,199
FNMA	2.73	9-1-2023	569,945	559,005
FNMA	2.85	12-1-2023	590,000	577,932
FNMA	3.00	12-1-2032	48,217	47,872
FNMA	3.00	7-1-2046	518,205	503,008
FNMA	3.00	9-13-2048	9,785,000	9,461,538
FNMA	3.05	11-1-2022	295,479	294,687
FNMA	3.07	2-1-2026	360,000	356,030
FNMA	3.08	1-1-2026	480,000	475,659
FNMA	3.35	1-1-2028	280,000	279,324
FNMA	3.47	12-1-2024	2,625,000	2,639,336
FNMA	3.50	10-1-2032	700,373	707,106
FNMA	3.50	11-1-2042	278,239	278,718
FNMA	3.50	11-1-2042	354,242	354,852
FNMA	3.50	2-1-2043	185,089	185,404
FNMA	3.50	4-1-2046	236,246	235,538
FNMA %%	3.50	9-13-2048	42,935,000	42,671,422
FNMA	4.00	11-1-2040	353,422	361,530
FNMA	4.00	4-1-2041	464,878	475,494
FNMA	4.00	8-1-2046	505,106	520,194
FNMA	4.00	9-13-2048	43,825,000	44,613,123
FNMA	4.00	8-1-2051	12,795,422	13,040,106
FNMA	4.00	7-1-2056	597,073	611,204
FNMA	4.50	8-1-2048	2,750,000	2,856,822
FNMA	4.50	9-13-2048	850,000	882,460
FNMA	4.50	1-1-2051	10,060,129	10,454,998
FNMA	4.50	6-1-2056	534,407	562,059
FNMA	4.50	6-1-2056	505,638	528,131
FNMA	4.50	6-1-2056	765,949	799,003
FNMA	5.00	9-1-2033	148,190	158,326
FNMA	5.50	2-1-2036	108,566	112,618
FNMA (a)	3.51	1-1-2025	2,770,000	2,797,700
FNMA (a)	3.86	8-1-2048	1,958,000	2,008,786
FNMA Series 2002-90 Class A2	6.50	11-25-2042	334,735	370,063
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	148,393	164,977
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,415,135	1,548,725
FNMA Series 2003-W4 Class 3A ±±	5.90	10-25-2042	224,900	242,412
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	537,014	584,330
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	794,046	871,084
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	136,032	153,131
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	827,119	954,862
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	241,779	273,319
GNMA	6.50	10-15-2023	11,242	12,350
GNMA	6.50	11-15-2023	7,048	7,743
GNMA	6.50	11-15-2023	2,610	2,867
GNMA	6.50	12-15-2023	10,457	11,488
GNMA	6.50	1-15-2024	22,977	25,242
GNMA	7.00	8-15-2027	58,948	64,972
SBA Series 2006-20B Class 1	5.35	2-1-2026	246,522	255,523
SBA Series 2006-20H Class 1	5.70	8-1-2026	113,843	118,518
SBA Series 2007-20J Class 1	5.57	10-1-2027	355,923	370,119
SBA Series 2013-20A Class 1	2.13	1-1-2033	322,083	306,908

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
SBA Series 2013-20J Class 1	3.37%	10-1-2033	$388,075	$391,571
SBA Series 2014-10A Class 1	3.19	3-10-2024	421,118	422,529
SBA Series 2014-10B Class 1	3.02	9-10-2024	869,151	866,072
SBA Series 2014-20A Class 1	3.46	1-1-2034	311,986	315,740
SBA Series 2015-10B Class 1	2.83	9-10-2025	497,249	490,335
SBA Series 2015-20C Class 1	2.72	3-1-2035	441,535	434,602
SBA Series 2015-20E Class 1	2.77	5-1-2035	690,171	678,291
SBA Series 2015-20F Class 1	2.98	6-1-2035	482,402	474,712
SBA Series 2017-10A Class 1	2.85	3-10-2027	556,735	547,630
SBA Series 2017-20F Class 1	2.81	6-1-2037	286,265	276,989
SBA Series 2018-20E Class 1	3.50	5-1-2038	10,485,000	10,565,100
SBA Series 2018-20F Class 1	3.60	6-1-2038	1,770,000	1,792,270
SBA Series 2018-20G Class 1	3.54	7-1-2038	11,000,000	11,097,635
SBA Series 2018-20H Class 1	3.58	8-1-2038	4,000,000	4,030,860
Total Agency Securities (Cost $202,111,108)				202,521,412

Asset-Backed Securities: 2.40%
Ally Auto Receivables Trust Series 2018-3 Class A3	3.00	1-17-2023	3,715,000	3,716,162
American Express Credit Account Master Trust Series 2018-6 Class A	3.06	2-15-2024	2,650,000	2,656,814
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	567,631
Discover Card Execution Note Trust Series 2018-A4 Class A4	3.11	1-16-2024	2,500,000	2,504,424
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	593,464
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	588,001
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,215,813
GM Financial Automobile Leasing Trust Series 2018-2 Class A3	3.06	6-21-2021	1,825,000	1,825,962
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	2.74	10-25-2035	434,042	434,489
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	173,603	172,959
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	672,850
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	3.58	8-1-2035	500,000	495,042
Total Asset-Backed Securities (Cost $17,439,984)				17,443,611

Corporate Bonds and Notes: 38.29%
Consumer Discretionary: 3.46%
Auto Components: 0.23%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,655,000	1,630,175

Automobiles: 0.06%
General Motors Company	4.88	10-2-2023	400,000	409,338

Diversified Consumer Services: 1.53%
Duke University	3.20	10-1-2038	175,000	162,245
Massachusetts Institute of Technology	3.96	7-1-2038	2,200,000	2,260,610
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	772,228
Northwestern University	3.66	12-1-2057	200,000	191,511
Northwestern University	3.69	12-1-2038	1,665,000	1,644,337
President and Fellows of Harvard College	3.15	7-15-2046	1,000,000	900,688
President and Fellows of Harvard College	3.62	10-1-2037	275,000	271,515
President and Fellows of Harvard College	4.88	10-15-2040	33,000	38,693
President and Fellows of Harvard College	5.63	10-1-2038	225,000	285,094
Princeton University	5.70	3-1-2039	1,740,000	2,212,710
Service Corporation International	5.38	1-15-2022	750,000	761,505
Service Corporation International	5.38	5-15-2024	750,000	765,000
Service Corporation International	7.50	4-1-2027	535,000	596,525
University of Southern California	3.03	10-1-2039	275,000	248,942
				11,111,603

Hotels, Restaurants & Leisure: 0.36%
Cedar Fair LP	5.38	6-1-2024	1,480,000	1,481,850
Cedar Fair LP	5.38	4-15-2027	300,000	291,000
McDonalds Corporation	3.35%	4-1-2023	860,000	857,175
				2,630,025

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media: 0.76%
Charter Communications Operating LLC	4.91%	7-23-2025	$1,500,000	$1,529,507
Comcast Corporation	3.00	2-1-2024	170,000	165,394
Comcast Corporation «	3.55	5-1-2028	1,500,000	1,451,792
Lamar Media Corporation	5.75	2-1-2026	1,895,000	1,968,431
Time Warner Incorporated	3.40	6-15-2022	140,000	139,205
Time Warner Incorporated	3.60	7-15-2025	260,000	249,337
				5,503,666

Textiles, Apparel & Luxury Goods: 0.52%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	195,000
HanesBrands Incorporated 144A	4.88	5-15-2026	1,750,000	1,684,375
The William Carter Company	5.25	8-15-2021	250,000	253,438
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,700,000	1,640,500
				3,773,313

Consumer Staples: 1.47%
Beverages: 0.23%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	1,640,000	1,604,321
Brown Forman Corporation	3.50	4-15-2025	50,000	49,625
				1,653,946

Food Products: 1.24%
Cargill Incorporated 144A	3.25	3-1-2023	1,130,000	1,121,937
General Mills Incorporated	2.60	10-12-2022	120,000	116,021
General Mills Incorporated	4.20	4-17-2028	1,600,000	1,595,621
Ingredion Incorporated	3.20	10-1-2026	150,000	140,566
Kellogg Company	4.30	5-15-2028	1,005,000	1,014,003
Kraft Heinz Foods Company	3.00	6-1-2026	1,500,000	1,367,778
Kraft Heinz Foods Company	3.50	6-6-2022	300,000	298,931
Kraft Heinz Foods Company	4.63	1-30-2029	120,000	119,797
McCormick & Company Incorporated	3.40	8-15-2027	1,500,000	1,437,433
Mondelez International Incorporated	3.63	5-7-2023	1,500,000	1,497,447
Unilever Capital Corporation	2.60	5-5-2024	310,000	297,664
				9,007,198

Energy: 6.07%
Energy Equipment & Services: 0.21%
Halliburton Company	3.80	11-15-2025	1,500,000	1,496,957

Oil, Gas & Consumable Fuels: 5.86%
Anadarko Petroleum Corporation	5.55	3-15-2026	150,000	161,190
Andeavor Company	5.13	12-15-2026	1,500,000	1,590,212
Antero Resources Corporation	5.00	3-1-2025	2,000,000	2,015,000
Apache Corporation	4.38	10-15-2028	1,740,000	1,717,635
Baker Hughes, a GE Company LLC	3.34	12-15-2027	1,500,000	1,418,654
Chevron Corporation	2.90	3-3-2024	1,820,000	1,782,460
Cimarex Energy Company	3.90	5-15-2027	1,500,000	1,440,477
Concho Resources Incorporated	3.75	10-1-2027	1,500,000	1,434,304
Continental Resources Incorporated	3.80	6-1-2024	1,000,000	984,219
Continental Resources Incorporated	5.00	9-15-2022	192,000	194,379
Enable Midstream Partners	4.95	5-15-2028	1,500,000	1,489,122
Energen Corporation	4.63	9-1-2021	550,000	555,500
EnLink Midstream Partners LLC	4.85	7-15-2026	1,325,000	1,286,233
Enterprise Products Operating LLC	3.75	2-15-2025	1,500,000	1,504,907
EQT Corporation	3.90	10-1-2027	1,350,000	1,269,560

3

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corporation	8.13%	6-1-2019	$400,000	$414,877
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,557,479
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	233,086
Hess Corporation	4.30	4-1-2027	1,500,000	1,457,491
Kerr-McGee Corporation	6.95	7-1-2024	1,485,000	1,693,828
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	180,681
Marathon Oil Corporation	3.85	6-1-2025	1,030,000	1,012,173
MPLX LP	4.13	3-1-2027	1,500,000	1,467,458
Newfield Exploration Company	5.38	1-1-2026	1,650,000	1,720,125
Newfield Exploration Company	5.63	7-1-2024	249,000	265,496
NuStar Logistics LP	4.75	2-1-2022	1,500,000	1,485,000
Phillips 66	4.30	4-1-2022	1,570,000	1,615,789
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	195,708
Plains All American Pipeline LP	4.65	10-15-2025	1,500,000	1,516,990
Range Resources Corporation	5.00	3-15-2023	2,300,000	2,250,090
Southwestern Energy Company «	6.20	1-23-2025	1,600,000	1,602,000
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,475,315
Western Gas Partners LP	4.65	7-1-2026	1,625,000	1,626,725
Whiting Petroleum Corporation	6.25	4-1-2023	713,000	734,390
Whiting Petroleum Corporation «	6.63	1-15-2026	950,000	988,000
Williams Companies Incorporated	4.55	6-24-2024	150,000	153,096
				42,489,649

Financials: 8.99%
Banks: 4.53%
Bank of America Corporation	3.50	4-19-2026	1,500,000	1,460,230
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,500,000	1,450,208
Bank of America Corporation	3.88	8-1-2025	1,470,000	1,468,932
Bank of America Corporation	3.95	4-21-2025	120,000	118,065
Bank of America Corporation	4.00	4-1-2024	1,500,000	1,523,971
BB&T Corporation	2.85	10-26-2024	180,000	172,986
BB&T Corporation	3.70	6-5-2025	1,160,000	1,160,815
Citigroup Incorporated	2.75	4-25-2022	210,000	204,651
Citigroup Incorporated	3.30	4-27-2025	1,630,000	1,575,206
Citigroup Incorporated	3.40	5-1-2026	1,750,000	1,674,474
Citigroup Incorporated (3 Month LIBOR +1.02%) ±	4.04	6-1-2024	1,500,000	1,512,984
Citigroup Incorporated	4.40	6-10-2025	65,000	65,130
Citigroup Incorporated	4.65	7-23-2048	360,000	366,886
Citizens Bank NA	3.70	3-29-2023	1,500,000	1,501,151
Cooperatieve Rabobank UA	2.75	1-10-2023	1,500,000	1,453,594
Fifth Third Bank	3.95	7-28-2025	710,000	715,193
Huntington National Bank	3.55	10-6-2023	900,000	896,619
JPMorgan Chase & Company (3 Month LIBOR +0.94%) ±	2.78	4-25-2023	1,740,000	1,695,376
JPMorgan Chase & Company	2.97	1-15-2023	150,000	146,874
JPMorgan Chase & Company	3.20	6-15-2026	1,500,000	1,431,290
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,675,000	1,637,039
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	601,973
KeyCorp Incorporated	4.10	4-30-2028	1,500,000	1,502,516
M&T Bank Corporation	3.55	7-26-2023	950,000	951,302
Manufacturers & Traders Trust Company	3.40	8-17-2027	250,000	243,317
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	3.32	4-1-2027	400,000	376,000
NTC Capital Trust Series A (3 Month LIBOR +0.52%) ±	2.86	1-15-2027	450,000	423,563
PNC Bank NA	3.25	6-1-2025	1,500,000	1,469,452
PNC Bank NA	4.05	7-26-2028	1,000,000	1,012,011
Regions Financial Corporation	3.80	8-14-2023	1,020,000	1,021,660
SunTrust Banks Incorporated	3.30	5-15-2026	800,000	761,711
SunTrust Banks Incorporated	4.00	5-1-2025	80,000	80,612
US Bank NA of Cincinnati	3.40	7-24-2023	2,200,000	2,200,060
				32,875,851

Capital Markets: 2.02%
Bank of New York Mellon Corporation	3.25	9-11-2024	1,500,000	1,479,931
Bank of New York Mellon Corporation	3.45	8-11-2023	1,370,000	1,370,110
Charles Schwab Corporation	3.85	5-21-2025	230,000	234,045
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,044

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Goldman Sachs Group Incorporated	3.50%	1-23-2025	$1,765,000	$1,717,736
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,468,440
Goldman Sachs Group Incorporated	3.85	1-26-2027	1,690,000	1,644,286
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	119,343
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	213,816
Morgan Stanley	3.70	10-23-2024	1,600,000	1,586,115
Morgan Stanley	3.88	1-27-2026	1,500,000	1,479,279
Morgan Stanley	3.95	4-23-2027	1,680,000	1,618,294
MSCI Incorporated 144A	5.75	8-15-2025	1,600,000	1,672,000
				14,608,439

Consumer Finance: 1.19%
American Express Company	3.40	2-27-2023	1,500,000	1,486,967
American Express Company	3.70	8-3-2023	540,000	541,864
American Honda Finance Corporation «	3.45	7-14-2023	820,000	825,711
BMW US Capital LLC 144A	3.95	8-14-2028	1,180,000	1,194,726
Capital One Financial Corporation	3.20	1-30-2023	160,000	156,086
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,440,959
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,472,557
Ford Motor Credit Company LLC	3.20	1-15-2021	1,500,000	1,472,634
				8,591,504

Diversified Financial Services: 0.23%
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	206,418
CNH Industrial Capital LLC	4.20	1-15-2024	1,480,000	1,483,821
				1,690,239

Insurance: 1.02%
ACE INA Holdings Incorporated	2.70	3-13-2023	1,500,000	1,458,948
Marsh & McLennan Companies Incorporated	3.30	3-14-2023	1,500,000	1,485,489
MassMutual Global Funding 144A	2.75	6-22-2024	1,600,000	1,537,439
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	764,752
New York Life Global Funding 144A	2.90	1-17-2024	1,500,000	1,454,805
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	695,356
				7,396,789

Health Care: 3.19%
Health Care Equipment & Supplies: 0.58%
Becton Dickinson & Company	3.73	12-15-2024	134,000	131,907
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	1,910,000	1,857,475
Hologic Incorporated 144A	4.38	10-15-2025	1,000,000	962,500
Hologic Incorporated 144A	4.63	2-1-2028	170,000	159,375
Teleflex Incorporated	4.88	6-1-2026	1,100,000	1,083,500
				4,194,757

Health Care Providers & Services: 1.64%
Advocate Health Corporation	4.27	8-15-2048	920,000	938,787
Ascension Health	3.95	11-15-2046	1,875,000	1,866,052
Cleveland Clinic Foundation	4.86	1-1-2114	334,000	354,688
CVS Health Corporation	3.50	7-20-2022	120,000	119,365
CVS Health Corporation	4.30	3-25-2028	200,000	198,492
CVS Health Corporation	5.05	3-25-2048	130,000	131,748
Duke University Health System Incorporated	3.92	6-1-2047	165,000	162,641
Howard Hughes Medical Institute	3.50	9-1-2023	557,000	566,518
Indiana University Health Incorporated	3.97	11-1-2048	180,000	179,082
Mayo Clinic	4.13	11-15-2052	810,000	819,195
Mednax Incorporated 144A	5.25	12-1-2023	1,630,000	1,625,925
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	538,000	549,344
Providence St. Joseph Health Obligated Group	3.93	10-1-2048	350,000	335,835
Southern Baptist Hospital	4.86	7-15-2045	175,000	193,869

5

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Stanford Health Care	3.80%	11-15-2048	$275,000	$266,993
Texas Health Resources	4.33	11-15-2055	675,000	689,016
The New York-Presbyterian Hospital	3.56	8-1-2036	275,000	260,590
The New York-Presbyterian Hospital	4.06	8-1-2056	480,000	473,844
UnitedHealth Group Incorporated	3.50	6-15-2023	600,000	603,943
UnitedHealth Group Incorporated	3.75	7-15-2025	1,500,000	1,515,157
				11,851,084

Health Care Technology: 0.25%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,865,000	1,841,688

Life Sciences Tools & Services: 0.22%
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	1,500,000	1,460,349
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	149,393
				1,609,742

Pharmaceuticals: 0.50%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	230,129
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,159,403
EMD Finance LLC 144A	2.95	3-19-2022	1,500,000	1,470,927
GlaxoSmithKline Capital Incorporated	3.88	5-15-2028	760,000	771,793
				3,632,252

Industrials: 3.65%
Aerospace & Defense: 1.01%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,341,428
Hexcel Corporation	3.95	2-15-2027	1,302,000	1,278,123
Lockheed Martin Corporation	3.10	1-15-2023	655,000	651,746
Northrop Grumman Corporation	3.25	1-15-2028	1,500,000	1,421,442
United Technologies Corporation	3.95	8-16-2025	1,700,000	1,707,509
United Technologies Corporation	4.13	11-16-2028	930,000	929,500
				7,329,748

Air Freight & Logistics: 0.21%
FedEx Corporation	4.00	1-15-2024	1,500,000	1,535,543

Building Products: 0.02%
Masco Corporation	6.50	8-15-2032	150,000	166,569

Commercial Services & Supplies: 0.57%
Acco Brands Corporation 144A	5.25	12-15-2024	1,800,000	1,791,000
Cintas Corporation No. 2	2.90	4-1-2022	1,600,000	1,572,781
Clean Harbors Incorporated	5.13	6-1-2021	750,000	751,875
				4,115,656

Construction & Engineering: 0.01%
Valmont Industries Incorporated	5.00	10-1-2044	110,000	101,396

Electrical Equipment: 0.03%
Eaton Corporation	3.10	9-15-2027	250,000	235,618

Industrial Conglomerates: 0.14%
General Electric Capital Corporation	4.65	10-17-2021	130,000	135,323
Roper Technologies Incorporated	3.65	9-15-2023	910,000	910,641
				1,045,964

Machinery: 1.04%
Actuant Corporation	5.63	6-15-2022	1,450,000	1,479,000
Briggs & Stratton Corporation	6.88	12-15-2020	850,000	903,465
Fortive Corporation	2.35	6-15-2021	215,000	208,881

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Mueller Water Products Incorporated 144A	5.50%	6-15-2026	$1,825,000	$1,834,125
Oshkosh Corporation	4.60	5-15-2028	1,035,000	1,038,467
Oshkosh Corporation	5.38	3-1-2025	350,000	361,375
Parker Hannifin Corporation	3.30	11-21-2024	1,400,000	1,384,239
Vessel Management Services Incorporated	3.43	8-15-2036	306,000	290,230
				7,499,782

Professional Services: 0.25%
Equifax Incorporated	3.95	6-15-2023	1,700,000	1,700,346
Relx Capital Incorporated	3.50	3-16-2023	110,000	109,421
				1,809,767

Road & Rail: 0.37%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	406,000	400,904
Norfolk Southern Corporation	5.10	12-31-2049	760,000	753,691
Union Pacific Corporation	3.95	9-10-2028	1,500,000	1,505,502
				2,660,097

Information Technology: 2.34%
Electronic Equipment, Instruments & Components: 0.27%
Amphenol Corporation	3.20	4-1-2024	197,000	190,417
Jabil Incorporated	3.95	1-12-2028	1,875,000	1,791,375
				1,981,792

Internet Software & Services: 0.23%
Verisign Incorporated	4.75	7-15-2027	1,745,000	1,681,744

IT Services: 0.02%
Fiserv Incorporated	4.75	6-15-2021	100,000	103,377

Semiconductors & Semiconductor Equipment: 0.62%
Maxim Integrated Product	3.45	6-15-2027	1,550,000	1,470,854
Microchip Technology Incorporated 144A	4.33	6-1-2023	1,500,000	1,494,086
Versum Materials Incorporated 144A	5.50	9-30-2024	1,500,000	1,533,750
				4,498,690

Software: 1.15%
Activision Blizzard Incorporated	2.60	6-15-2022	1,655,000	1,605,353
CDK Global Incorporated	4.88	6-1-2027	1,125,000	1,105,313
CDK Global Incorporated	5.88	6-15-2026	400,000	410,656
Fair Isaac Corporation 144A	5.25	5-15-2026	1,750,000	1,763,125
Oracle Corporation	2.95	11-15-2024	3,467,000	3,370,957
Oracle Corporation	3.40	7-8-2024	70,000	69,739
				8,325,143

Technology Hardware, Storage & Peripherals: 0.05%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	386,478

Materials: 3.29%
Chemicals: 1.73%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,408,347
Axalta Coating Systems Limited 144A	4.88	8-15-2024	1,675,000	1,664,531
Ecolab Incorporated	3.25	12-1-2027	110,000	106,298
Ingevity Corporation 144A	4.50	2-1-2026	2,475,000	2,320,313
Mosaic Company	4.05	11-15-2027	1,500,000	1,456,877
Scotts Miracle-Gro Company	5.25	12-15-2026	1,410,000	1,339,500
Scotts Miracle-Gro Company	6.00	10-15-2023	390,000	395,850
The Sherwin-Williams Company	3.30	2-1-2025	100,000	95,998

7

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
The Sherwin-Williams Company	3.45%	6-1-2027	$1,500,000	$1,428,676
Valvoline Incorporated	5.50	7-15-2024	1,750,000	1,789,375
W.R. Grace & Company 144A	5.63	10-1-2024	500,000	528,290
				12,534,055

Construction Materials: 0.02%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	188,665

Containers & Packaging: 1.41%
Ball Corporation	4.88	3-15-2026	1,075,000	1,066,938
Ball Corporation	5.25	7-1-2025	350,000	360,500
Graphic Packaging International Company	4.13	8-15-2024	1,700,000	1,653,250
International Paper Company	3.00	2-15-2027	1,600,000	1,480,573
Packaging Corporation of America	4.50	11-1-2023	1,500,000	1,554,831
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	203,000
Sealed Air Corporation 144A	6.88	7-15-2033	515,000	556,200
Silgan Holdings Incorporated	4.75	3-15-2025	1,875,000	1,795,313
Westrock Company 144A	3.00	9-15-2024	1,680,000	1,598,390
				10,268,995

Metals & Mining: 0.08%
Freeport-McMoRan Copper & Gold Incorporated «	4.55	11-14-2024	575,000	553,438

Paper & Forest Products: 0.05%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	343,982

Real Estate: 3.06%
Equity REITs: 3.06%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	233,874
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,503,237
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	186,521
Boston Properties LP	2.75	10-1-2026	1,500,000	1,372,479
Boston Properties LP	3.20	1-15-2025	250,000	240,821
Boston Properties LP	3.85	2-1-2023	410,000	413,940
Digital Realty Trust LP	4.45	7-15-2028	510,000	516,646
Duke Realty LP	3.25	6-30-2026	1,500,000	1,414,953
Duke Realty LP	3.88	10-15-2022	150,000	152,067
Federal Realty Investment Trust	2.75	6-1-2023	1,895,000	1,820,781
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	260,981
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,430,230
Liberty Property LP	3.75	4-1-2025	1,600,000	1,569,390
Mid America Apartment Communities	4.20	6-15-2028	160,000	161,438
Potlatch Corporation	7.50	11-1-2019	310,000	324,600
ProLogis LP	3.75	11-1-2025	1,535,000	1,550,216
ProLogis LP	4.25	8-15-2023	60,000	62,139
Realty Income Corporation	4.65	8-1-2023	1,870,000	1,949,636
Simon Property Group LP	3.38	10-1-2024	1,800,000	1,776,760
UDR Incorporated	3.75	7-1-2024	1,500,000	1,488,278
UDR Incorporated	4.63	1-10-2022	260,000	267,664
Ventas Realty LP	3.50	2-1-2025	150,000	144,688
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,453,374
Vornado Realty Trust	3.50	1-15-2025	1,500,000	1,444,634
Welltower Incorporated	3.95	9-1-2023	470,000	473,303
				22,212,650

Telecommunication Services: 0.27%
Diversified Telecommunication Services: 0.27%
AT&T Incorporated	4.75	5-15-2046	280,000	252,574
AT&T Incorporated	5.25	3-1-2037	60,000	59,492
Verizon Communications Incorporated	4.50	8-10-2033	40,000	39,467
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,505,022
Verizon Communications Incorporated	5.25%	3-16-2037	110,000	116,277
				1,972,832

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities: 2.50%
Electric Utilities: 1.97%
AEP Texas Incorporated	2.40%	10-1-2022	$90,000	$86,422
Alliant Energy Finance LLC 144A	3.75	6-15-2023	1,510,000	1,513,122
DPL Incorporated	7.25	10-15-2021	870,000	941,775
Duke Energy Progress LLC	3.70	9-1-2028	940,000	945,886
Entergy Arkansas Incorporated	3.05	6-1-2023	1,196,000	1,176,317
Entergy Arkansas Incorporated	4.00	6-1-2028	80,000	81,176
Florida Power & Light Company	4.95	6-1-2035	1,000,000	1,103,624
ITC Holdings Corporation	3.65	6-15-2024	120,000	118,759
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,090,793
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,700,223
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	1,841,320
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	365,754
Pacific Gas & Electric Company	3.95	12-1-2047	500,000	439,100
PacifiCorp	3.35	7-1-2025	130,000	128,504
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	713,286
Rochester Gas & Electric Company 144A	3.10	6-1-2027	1,650,000	1,574,873
Southern California Edison Company	6.00	1-15-2034	188,000	221,269
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	200,224
				14,242,427

Gas Utilities: 0.42%
AmeriGas Partners LP	5.50	5-20-2025	950,000	931,000
AmeriGas Partners LP	5.88	8-20-2026	500,000	496,250
Boardwalk Pipelines Company	5.95	6-1-2026	1,500,000	1,605,462
				3,032,712

Multi-Utilities: 0.11%
Ameren Illinois Company	3.80	5-15-2028	100,000	101,479
Black Hills Corporation	4.35	5-1-2033	710,000	711,981
				813,460

Total Corporate Bonds and Notes (Cost $276,622,696)				277,638,795

Municipal Obligations: 4.45%
California: 0.07%
GO Revenue: 0.04%
Alameda County CA Series A	3.70	8-1-2031	275,000	275,050

Tax Revenue: 0.03%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	220,000	210,289

				485,339

Georgia: 0.08%
GO Revenue: 0.08%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	573,470

Hawaii: 0.15%
GO Revenue: 0.15%
Honolulu HI Series F %%	3.75	9-1-2030	1,110,000	1,110,955

9

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Idaho: 0.02%
Miscellaneous Revenue: 0.02%
Idaho Building Authority State Office Campus Project Series B	3.28%	9-1-2028	$170,000	$164,846

Illinois: 0.02%
GO Revenue: 0.02%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	149,798

Indiana: 0.07%
Miscellaneous Revenue: 0.07%
Indiana Finance Authority Taxable Facilities Series A	2.37	7-1-2024	225,000	213,941
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	293,459
				507,400

Massachusetts: 0.42%
GO Revenue: 0.21%
Boston MA Series C Qualified School Construction Bonds	4.40	4-1-2026	400,000	413,220
Massachusetts Build America Bonds Series D	4.50	8-1-2031	1,000,000	1,076,330
				1,489,550

Tax Revenue: 0.21%
Massachusetts State Build America Bonds Consolidated Loan Series E	5.46	12-1-2039	1,275,000	1,532,652

				3,022,202

Missouri: 0.47%
Education Revenue: 0.47%
Missouri HEFA Washington University Series A	3.65	8-15-2057	1,000,000	936,810
Missouri Higher Education Loan Authority Notes Class A-1 (1 Month LIBOR +0.83%) ±	2.89	1-26-2026	2,232,363	2,232,140
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) ±	3.18	8-27-2029	224,325	225,124

				3,394,074

New Jersey: 0.15%
Miscellaneous Revenue: 0.15%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40	12-1-2025	945,000	1,050,282

New York: 0.08%
Tax Revenue: 0.08%
New York City Transitional Finance Authority Series A2	2.00	5-1-2024	250,000	233,545
New York City Transitional Finance Authority Series F2	2.75	5-1-2024	170,000	165,340
New York Urban Development Corporation Series B	2.86	3-15-2024	105,000	103,098
New York Urban Development Corporation Series D-1	2.88	3-15-2024	105,000	102,165
				604,148

North Carolina: 0.67%
Education Revenue: 0.67%
Duke University Series A	5.85	4-1-2037	130,000	165,455
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	3.24	7-25-2041	2,029,758	2,036,557
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) ±	3.24	10-25-2041	607,074	609,824
University of North Carolina Chapel Hill	3.85	12-1-2034	375,000	383,970

10

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of North Carolina Chapel Hill Refunding Bonds Series C	3.33%	12-1-2036	$1,710,000	$1,646,952
				4,842,758

Ohio: 0.06%
GO Revenue: 0.06%
Cuyahoga County OH Build America Bonds Series B	6.03	12-1-2034	325,000	395,320

Oregon: 0.08%
GO Revenue: 0.08%
Oregon Board of Higher Education Build America Bonds Series C	5.38	8-1-2039	500,000	591,585

Pennsylvania: 0.19%
Education Revenue: 0.19%
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	3.21	9-25-2065	1,391,280	1,404,288

Rhode Island: 0.50%
Education Revenue: 0.50%
Rhode Island Student Loan Authority Backed Bonds Class A-1 (1 Month LIBOR +0.90%) ±	2.98	7-1-2031	3,644,041	3,652,240

Texas: 0.59%
Education Revenue: 0.07%
University of Texas Build America Bonds Series A	5.26	7-1-2039	100,000	121,228
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	135,415
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	250,875
				507,518

GO Revenue: 0.02%
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	109,358

Miscellaneous Revenue: 0.37%
Texas	3.45	10-1-2028	285,000	288,668
Texas Transportation Commission Highway Improvement Taxable Series A	4.63	4-1-2033	2,215,000	2,405,999
				2,694,667

Tax Revenue: 0.04%
Texas Transportation Commission Series B	5.18	4-1-2030	250,000	283,155

Water & Sewer Revenue: 0.09%
Houston TX Combined Utility System Series E	3.97	11-15-2031	655,000	669,318

				4,264,016

Utah: 0.52%
Education Revenue: 0.52%
State Board of Regents of Utah Loan Backed Notes Series 1-A (1 Month LIBOR +0.75%) ±	2.81	9-25-2056	3,788,127	3,789,870

Vermont: 0.00%
Housing Revenue: 0.00%
Vermont Housing Finance Agency	3.80	11-1-2037	30,000	29,781

11

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Virginia: 0.09%
Education Revenue: 0.07%
University of Virginia Build America Bonds	6.20%	9-1-2039	$315,000	$422,220
University of Virginia Revenue Bond Series C	4.18	9-1-2117	70,000	70,113
				492,333

Housing Revenue: 0.02%
Virginia Housing Development Authority	3.10	6-25-2041	176,528	172,119

				664,452

Washington: 0.15%
GO Revenue: 0.12%
King County WA Economic Development Taxable Bond Series C	5.03	12-1-2023	230,000	250,831
King County WA School District #210 (AGM Insured)	4.90	12-1-2022	400,000	408,644
Washington Build America Bonds Series D	5.48	8-1-2039	160,000	192,021
				851,496

Tax Revenue: 0.03%
Washington Build America Bonds	5.09	8-1-2033	175,000	199,544

				1,051,040

West Virginia: 0.07%
Tax Revenue: 0.07%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	450,000	489,938

Total Municipal Obligations (Cost $32,023,075)				32,237,802

Non-Agency Mortgage-Backed Securities: 6.13%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	642,464	652,661
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	548,180
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	614,177	603,661
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	634,769
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	555,294
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	624,014
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	627,194
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	7,660,000	7,877,153
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	631,322
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	424,674	437,733
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	551,623
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	524,896	527,001
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	639,391
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	364,614
GS Mortgage Securities Trust Series 2014-GC20 Class A5	4.00	4-10-2047	4,693,000	4,820,164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	380,839	386,253
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4 ±±	3.99	1-15-2046	5,000,000	5,141,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	462,869
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,145,482

12

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65%	4-15-2047	$550,000	$555,636
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	516,794
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	541,659
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	257,447	253,059
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	354,533	346,305
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	2,861,374	2,868,546
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,503,341
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	4,531,047	4,659,094
Total Non-Agency Mortgage-Backed Securities (Cost $44,651,206)				44,475,619

U.S. Treasury Securities: 12.88%
U.S. Treasury Bond	3.13	5-15-2048	22,305,000	22,751,971
U.S. Treasury Bond	4.50	5-15-2038	17,400,000	21,436,664
U.S. Treasury Note	1.00	6-30-2019	8,900,000	8,798,484
U.S. Treasury Note	2.50	5-31-2020	40,500,000	40,414,570
Total U.S. Treasury Securities (Cost $93,182,603)				93,401,689

Yankee Corporate Bonds and Notes: 5.66%
Consumer Discretionary: 0.43%
Automobiles: 0.43%
Jaguar Land Rover Automotive plc 144A«	4.50	10-1-2027	620,000	524,675
Toyota Motor Corporation «	3.42	7-20-2023	2,610,000	2,628,192
				3,152,867

Consumer Staples: 0.11%
Household Products: 0.11%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	855,000	816,026

Energy: 0.83%
Energy Equipment & Services: 0.05%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	387,282

Oil, Gas & Consumable Fuels: 0.78%
BP Capital Markets plc	3.28	9-19-2027	155,000	149,855
BP Capital Markets plc	3.81	2-10-2024	1,500,000	1,523,216
Canadian National Resources Limited	2.95	1-15-2023	50,000	48,376
Cenovus Energy Incorporated	4.25	4-15-2027	1,500,000	1,448,871
Petroleos Mexicanos	2.29	2-15-2024	151,250	147,891
Petroleos Mexicanos	2.83	2-15-2024	316,250	314,003
Petroleos Mexicanos	6.38	1-23-2045	1,600,000	1,433,392
Schlumberger Investment SA 144A	2.40	8-1-2022	357,000	343,780
Total Capital International SA	3.70	1-15-2024	200,000	203,177
				5,612,561

Financials: 2.14%
Banks: 1.03%
Bank of Nova Scotia	4.50	12-16-2025	80,000	81,035
BNP Paribas SA 144A	4.40	8-14-2028	1,430,000	1,419,972
Credit Suisse (New York)	3.63	9-9-2024	250,000	247,974
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	216,845
HSBC Holdings plc	3.60	5-25-2023	250,000	248,722
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,523,359
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	77,577
Mitsubishi UFJ Financial Group Incorporated	3.46	3-2-2023	1,500,000	1,492,812
Royal Bank of Canada	4.65	1-27-2026	120,000	123,356

13

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Toronto Dominion Bank	3.50%	7-19-2023	$2,010,000	$2,018,945
				7,450,597

Capital Markets: 0.26%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,431,795
Credit Suisse Group AG (3 Month LIBOR +1.24%) 144A±	4.21	6-12-2024	450,000	451,856
				1,883,651

Consumer Finance: 0.21%
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,502,250

Diversified Financial Services: 0.64%
Air Liquide Finance Company 144A	2.25	9-27-2023	1,500,000	1,412,784
Diageo Capital plc	3.50	9-18-2023	200,000	201,562
Shell International Finance BV	3.25	5-11-2025	200,000	197,244
Shell International Finance BV	3.40	8-12-2023	1,070,000	1,076,783
Siemens Financieringsmaatschappij NV 144A	3.13	3-16-2024	1,810,000	1,770,934
				4,659,307

Health Care: 0.59%
Health Care Equipment & Supplies: 0.20%
Covidien International Finance SA	3.20	6-15-2022	1,500,000	1,492,678

Pharmaceuticals: 0.39%
Actavis Funding SCS	4.55	3-15-2035	1,200,000	1,176,544
Sanofi	3.38	6-19-2023	310,000	311,619
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	140,255
Teva Pharmaceutical Finance BV	2.80	7-21-2023	1,000,000	884,865
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	290,092
				2,803,375

Industrials: 0.35%
Aerospace & Defense: 0.17%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,200,012

Electrical Equipment: 0.04%
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	274,275

Machinery: 0.08%
CNH Industrial NV	4.50	8-15-2023	600,000	612,408

Road & Rail: 0.06%
Canadian Pacific Railway Company	2.90	2-1-2025	450,000	431,409

Information Technology: 0.27%
Technology Hardware, Storage & Peripherals: 0.27%
Seagate HDD	4.75	6-1-2023	1,925,000	1,933,239

Materials: 0.65%
Metals & Mining: 0.65%
Anglo American Capital plc 144A	4.75	4-10-2027	1,500,000	1,459,699
ArcelorMittal SA	6.13	6-1-2025	1,500,000	1,633,680
Vale Overseas Limited	6.25	8-10-2026	1,500,000	1,648,320
				4,741,699

14

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services: 0.29%
Wireless Telecommunication Services: 0.29%
Rogers Communications Incorporated		3.63%	12-15-2025	$250,000	$246,495
Rogers Communications Incorporated		4.10	10-1-2023	370,000	378,503
Vodafone Group plc		4.13	5-30-2025	1,500,000	1,496,739
					2,121,737

Total Yankee Corporate Bonds and Notes (Cost $40,981,018)					41,075,373

		Yield		Shares
Short-Term Investments: 17.04%
Investment Companies: 17.04%
Securities Lending Cash Investment LLC (l)(r)(u)		2.07		5,768,611	5,769,188
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.87		117,794,287	117,794,287
Total Short-Term Investments (Cost $123,563,482)					123,563,475

Total investments in securities (Cost $830,575,172)	114.78%				832,357,776
Other assets and liabilities, net	(14.78)				(107,179,190)

Total net assets	100.00%				$725,178,586

%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
REIT	Real estate investment trust
SCRT	Seasoned Credit Risk Transfer Trust

15

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	418,594	41,117,487	35,767,470	5,768,611	$5,769,188
Wells Fargo Government Money Market Fund Select Class	417,223	780,626,957	663,249,893	117,794,287	117,794,287

					$123,563,475	17.04%

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$202,521,412	$0	$202,521,412
Asset-backed securities	0	17,443,611	0	17,443,611
Corporate bonds and notes	0	277,638,795	0	277,638,795
Municipal obligations	0	32,237,802	0	32,237,802
Non-agency mortgage-back securities	0	44,475,619	0	44,475,619
U.S. Treasury securities	93,401,689	0	0	93,401,689
Yankee corporate bonds and notes	0	41,075,373	0	41,075,373
Short-term investments
Investment companies	117,794,287	0	0	117,794,287
Investments measured at net asset value*				5,769,188

Total assets	$211,195,976	$615,392,612	$0	$832,357,776

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $5,769,188 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 20.48%
FHLMC Series T-54 Class 4A ±±	3.75%	2-25-2043	$317,463	$315,020
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	420,134	482,165
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.76	2-25-2045	244,959	244,769
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	292,612	328,315
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	422,225	468,795
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	478,824	546,720
FNMA (11th District Cost of Funds +1.25%) ±	2.15	4-1-2034	183,924	183,076
FNMA (1 Year Treasury Constant Maturity +1.62%) ±	2.78	9-1-2033	37,222	38,325
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.84	10-1-2033	250,112	258,336
FNMA (12 Month Treasury Average +1.20%) ±	2.85	10-1-2034	144,755	144,586
FNMA (12 Month Treasury Average +1.20%) ±	2.85	4-1-2044	95,547	95,433
FNMA (12 Month Treasury Average +1.20%) ±	2.85	10-1-2044	135,456	135,299
FNMA (6 Month LIBOR +1.06%) ±	3.23	4-1-2037	87,481	88,978
FNMA (12 Month LIBOR +1.45%) ±	3.27	1-1-2036	104,830	108,955
FNMA (6 Month LIBOR +1.66%) ±	3.96	6-1-2033	180,026	184,585
FNMA (12 Month LIBOR +1.39%) ±	3.99	8-1-2035	190,277	198,046
FNMA (6 Month LIBOR +1.56%) ±	4.06	6-1-2033	193,761	200,158
FNMA (6 Month LIBOR +1.63%) ±	4.09	12-1-2033	193,815	200,845
FNMA (12 Month LIBOR +1.56%) ±	4.31	7-1-2035	113,339	118,297
FNMA Series 2003-W4 Class 3A ±±	5.90	10-25-2042	187,916	202,549
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	110,538	123,014
FNMA Series 2007-88 Class HC ±±	3.92	9-25-2037	104,860	112,184
HUD	5.45	8-1-2019	91,000	92,178
Total Agency Securities (Cost $4,626,573)				4,870,628

Government Agency Debt: 0.47%
Overseas Private Investment Corporation ¤	0.00	11-17-2019	110,000	110,983

Total Government Agency Debt (Cost $109,864)				110,983

Municipal Obligations: 2.50%
California: 0.25%
Tax Revenue: 0.25%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	2.26	8-1-2020	60,000	59,393

Colorado: 0.31%
GO Revenue: 0.31%
Denver City & County CO School District #1 Refunding Bonds Series B	1.96	12-1-2018	75,000	74,938

Hawaii: 0.19%
GO Revenue: 0.19%
Hawaii Series FU	2.20	1-1-2019	45,000	44,959

Minnesota: 0.34%
GO Revenue: 0.34%
Minneapolis Metropolitan Council Taxable Bonds Series 2018B	3.00	3-1-2019	80,000	80,206

New Jersey: 0.42%
Health Revenue: 0.42%
Bergen County NJ Improvement Authority Guaranteed Project Notes	2.25	3-1-2019	100,000	99,579

New York: 0.43%
Tax Revenue: 0.43%
New York City Transitional Finance Authority Future Tax Secured Bonds Fiscal 2010 Series A-2	4.85	5-1-2019	100,000	101,477

1

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo Stable Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Ohio: 0.31%
Health Revenue: 0.31%
Ohio Taxable Hospital Refunding Bonds Series B		1.56%	1-1-2019	$75,000	$74,778

Texas: 0.25%
Education Revenue: 0.25%
Texas Tech University Revenues Financing System Refunding and Improvement Bonds Taxable Series 2017-B		1.56	2-15-2019	60,000	59,735

Total Municipal Obligations (Cost $597,446)					595,065

Non-Agency Mortgage-Backed Securities: 0.97%
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 (1 Month LIBOR +1.30%) 144A±		3.62	12-15-2034	20,070	20,076
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±±		3.50	4-25-2055	54,271	54,169
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±		2.25	4-25-2056	60,935	59,521
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±		2.75	10-25-2056	98,359	96,538
Total Non-Agency Mortgage-Backed Securities (Cost $234,235)					230,304

U.S. Treasury Securities: 65.66%
U.S. Treasury Note		0.75	9-30-2018	200,000	199,823
U.S. Treasury Note		0.88	6-15-2019	475,000	469,359
U.S. Treasury Note		1.00	8-31-2019	2,400,000	2,365,125
U.S. Treasury Note		1.13	1-15-2019	475,000	473,163
U.S. Treasury Note		1.25	11-30-2018	8,350,000	8,332,681
U.S. Treasury Note		1.25	5-31-2019	750,000	743,701
U.S. Treasury Note		1.25	6-30-2019	475,000	470,510
U.S. Treasury Note		1.25	8-31-2019	500,000	493,965
U.S. Treasury Note		1.38	7-31-2019	475,000	470,417
U.S. Treasury Note		2.50	5-31-2020	925,000	923,049
U.S. Treasury Note		2.50	6-30-2020	675,000	673,418
Total U.S. Treasury Securities (Cost $15,635,343)					15,615,211

		Yield		Shares
Short-Term Investments: 9.75%
Investment Companies: 9.75%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.87		2,318,328	2,318,328

Total Short-Term Investments (Cost $2,318,328)					2,318,328

Total investments in securities (Cost $23,521,789)	99.83%				23,740,519
Other assets and liabilities, net	0.17				39,813

Total net assets	100.00%				$23,780,332

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority

2

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	827,440	5,747,301	4,256,413	2,318,328	$2,318,328	9.75%

Wells Fargo Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$4,870,628	$0	$4,870,628
Government agency debt	0	110,983	0	110,983
Municipal obligations	0	595,065	0	595,065
Non-agency mortgage-back securities	0	230,304	0	230,304
U.S. Treasury securities	15,615,211	0	0	15,615,211
Short-term investments
Investment companies	2,318,328	0	0	2,318,328

Total assets	$17,933,539	$5,806,980	$0	$23,740,519

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2018

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2018

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2018